EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.03(b)

Loan Number	Pool	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
1876798	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876798	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876798	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870125	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870125	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870125	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885224	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE1764	Credit	Missing Verification of Mortgage	The verification of the mortgage payment for the property at XXX is missing. Please provide the mortgage statement and proof of the taxes and insurance if the payment is not fully escrowed.	VOM provided; Document Uploaded.	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885224	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885224	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876636	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Please verify Homeowner Insurance has replacement cost. Policy coverage A is $XXX,XXX, total liens on property $XXX,XXX			Xnd Level Review, Client provided documentation sufficient to clear. ; Hazard Insurance coverage meets guideline requirement; Document Uploaded.	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876636	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/13/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The transfer taxes of $XXX.XX were increased to $XXX.XX on the CD issued X/XX/XXXX. The file does not contain a valid COC for the increase of the fee.			cure package provided to borrower prior to review; Exception resolved; cure package provided to borrower prior to review; Exception resolved; Document Uploaded.	09/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876636	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870172	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% Audit DTI of XX.XX% > maximum allowed guideline DTI of XX%. The loan transmittal in file did not list the negative rental income of $X,XXX.XX that the lender calculated, which corresponded with the final loan application.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Credit Liabilities have been corrected and the DTI no longer exceeds guidelines.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	09/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870172	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered ATR Risk: Lender did not include the negative rental income of $X,XXX.XX in the DTI. The underwriting transmittal listed a DTI of XX.XXX%, yet the negative rental income was not included.	ATR: Reasonable Income or Assets Was Considered; ATR: Reasonable Income or Assets Not Considered; Document Uploaded.	09/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870172	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870172	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877392	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877392	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877392	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870157	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870157	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870157	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877245	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877245	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877245	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876754	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/29/2024	Cured	finding-47	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Consummation was established X/XX/XXXX, therefore, disbursement should not have taken place prior to X/XX/XXXX. Cure package: PCCD with LOE, copy of refund (if applicable) and proof of delivery is required.	Cure package provided; Exception downgraded to a X/B; Document Uploaded.	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876754	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876754	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876796	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876796	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876796	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876753	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876753	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876753	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876763	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876763	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/14/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876763	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876763	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876828	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Missing income documentation for retirement income from Puerto Rico as indicated by borrower on a letter dated July X, XXXX.	ATR: Reasonable Income or Assets Was Considered; Document Uploaded.	10/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876828	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Guidelines: A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
● Evidence of replacement cost may be demonstrated with
○ Guaranteed replacement cost or
○ Replacement cost, or other similar endorsement, or
○ Replacement cost estimator
● In all cases, Coverage A must meet or exceed the replacement cost indicated	Xnd Level Review, Client provided documentation sufficient to clear. ; Hazard Insurance coverage meets guideline requirement; Document Uploaded. ; Document Uploaded.	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876828	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876828	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877330	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877330	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877330	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876752	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876752	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876752	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876552	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876552	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876552	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877388	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877388	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877388	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885150	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due the property located in the State of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidence coverage under a Master Residential Equity Loan Policy (MRELP)	Title Document is fully Present; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885150	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885150	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885150	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876642	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876642	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876642	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876751	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876751	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876751	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876640	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876640	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876640	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870141	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/29/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/05/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870141	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/05/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870141	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/05/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870127	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870127	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870127	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891926	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).			Property Inspection Provided.; Document Uploaded.	11/05/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891926	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891926	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876749	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876749	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876749	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876641	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Please provide copy of the property inspection report disaster dates X/X/XX to X/XX/XX XXX.	Property Inspection Provided.; Document Uploaded.	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876641	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876641	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876750	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876750	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876750	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870110	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870110	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870110	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877329	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877329	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877329	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891699	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891699	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891699	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891699	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877263	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/01/2024	Resolved	FCRE1438	Credit	ATR Risk	ATR Risk ATR risk due to missing all pages of the XXXX personal tax returns.			ATR Risk Resolved; Document Uploaded.	10/12/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877263	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/01/2024	Resolved	FCRE1319	Credit	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing Missing all pages for the XXXX personal tax returns provided. Lender only provided page X and X.			Borrower X Personal Tax Returns Provided	10/12/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877263	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/01/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing all pages for the XXXX personal tax returns provided. Lender only provided page X and X.			Income and Employment Meet Guidelines	10/12/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877263	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877263	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877390	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877390	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877390	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876637	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876637	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876637	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877446	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877446	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877446	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877523	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/11/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The audit calculated the income for both of the borrowers lower than the lender. The lender calculated the borrower's income at $XX,XXX.XX total, however the audit calculated the borrower's income at $XX,XXX.XX. The lender calculated the co-borrower's income at $X,XXX.XX, however the audit calculated the co-borrower's income at $X,XXX.XX. The lender calculated the average income for both borrowers based off of WVOE's that were not provided for either borrower and based off of an inaccurate number of months for the XXXX year for both borrowers.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877523	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877523	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876666	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876666	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876666	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870098	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Post FEMA Disaster Reported	Property Inspection Provided.; Document Uploaded.	09/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time -	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870098	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time -	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870098	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time -	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877262	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877262	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877262	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870197	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870197	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870197	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885093	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower X Xrd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885093	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885093	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877522	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per the guidelines, title requirements for a property located in CA are an Owner’s & Encumbrance Report, QuickEQ Report, or Home Equity Property Report verifying the senior lien, and no other liens or encumbrances exist; and a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required. A Full XXX title policy may be obtained in lieu of a RELP certificate. The file contains an QuickEQ Report, however a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP), or a Full XXX title policy is missing from the file. This required title document must be provided.	Title Document is fully Present; Document Uploaded.	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877522	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877522	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877522	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870182	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. A XXX Payment history was not located in the loan file.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded.	09/22/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870182	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870182	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876665	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876665	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876665	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870150	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870150	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870150	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877328	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The final CD reflects cash to close of $X,XXX.XX. The Borrower verified assets of only $X.XX. The Borrower was short funds to close by $X,XXX.XX.	Asset Qualification Meets Guideline Requirements; Document Uploaded.	10/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877328	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb cure required. Cure of $XX.XX required for the increase of the closing fee from $XXX on Initial LE issued XX/XX/XXXX to $XXX.on Final CD issued XX/XX/XXXX. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877328	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877377	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Borrower X self employment was not verified for two years.			ATR: Current Employment Was Verified; Document Uploaded.	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877377	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing No verification of self employment for two years or even X year found in file.			Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877377	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines No verification of self employment for borrower in file.			Income and Employment Meet Guidelines	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877377	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877377	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

														While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877377	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885089	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require X x XX x XX , there is only a X month rating , then it goes back two years. . Please upload a Mortgage payment history reflecting X X XX x XX- per guidelines utilize SSE to verify mortgages serviced by XXX	The XXX mortgage XXX paid off XXX which is rated on the credit report (item #XX). Prior to that, XXX rated from X/XXXX - X/XXXX and XXX rated from X/XXXX - XX/XXXX.	10/14/2024	Housing History Meets Guideline Requirements; Document Uploaded. ; Housing History Does Not Meet Guideline Requirements Mortgage history from XX/XXXX through closing of XX/XXXX provided; however, missing payment history from XX/XXXX-XX/XXXX. XXX close date was XX/XXXX and XXX open date was XX/XXXX.; Document Uploaded. ; Document Uploaded.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885089	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCOM1604	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing evidence of XXX as listed on Final XXXX.	The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.; Document Uploaded.	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885089	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Xrd party VOE is Prior to Close is Missing, please upload to the file	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885089	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885089	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	Duplicate of HPML This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870137	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2024	Resolved	FCRE1764	Credit	Missing Verification of Mortgage	Need Mortgage history for XXX Mortgage and XXX. Credit report shows blanks and dash (-) in the history need to verify XxXXxXX	Xnd Level review, client provided clarification sufficient to clear ; Document Uploaded.	09/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870137	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870137	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870556	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870556	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870556	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876663	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876663	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876663	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876760	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/17/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876760	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/17/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876760	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/17/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877521	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877521	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877521	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876748	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876748	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876748	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876662	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per the guidelines, title requirements for a property located in New Mexico are an Owner’s & Encumbrance Report, QuickEQ Report, or Home Equity Property Report verifying the senior lien, and no other liens or encumbrances exist; and either a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) or an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy. Also, a Full XXX title policy may be obtained in lieu of either a RELP certificate or E&O certificate. The loan file contained only a Quick EQ Report. A RELP, Errors & Omissions certificate, or Full XXX title must be provided to meet Lender guidelines.	Title Document is fully Present	09/27/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876662	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876662	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877311	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877311	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877311	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877562	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877562	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877562	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877376	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE6854	Credit	Title reports unpaid liens	Title report lists a lien with XXX, dated XX/XX/XXXX for $XX,XXX. Missing evidence lien is paid off.	Additional Quick EQ Title Report provided reflecting under “Mortgage/Deed of Trust and Judgement Lien Information” that (X) This item has been intentionally deleted. ; Document Uploaded.	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877376	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877376	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876554	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/10/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. A XXX payment could not be located in the loan file, lender to please provide.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded.	09/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876554	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876554	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891700	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard policy information in file lists coverage of $XXX,XXX, which is insufficient to cover the balances of both liens of $XXX,XXX.XX.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891700	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891700	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876660	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876660	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876660	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876577	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor  Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor  Comp Factor

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876577	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor  Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor  Comp Factor

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876577	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor  Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor  Comp Factor

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876553	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/17/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876553	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876553	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876553	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870094	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870094	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870094	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876627	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/09/2024	Resolved	FCRE2052	Credit	Missing Tax Cert	Title only shows county/town tax. Escrow statement show CITY tax. Missing full tax cert from the local municipality.			Property Tax Balance from the XXX Tax Assessor Office provided and also XXX in file verifies the County Tax and School Tax used to qualify.; Document Uploaded.	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876627	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/09/2024	Resolved	FCRE6737	Credit	Missing Letter of Explanation (Income)	Need Letter Of Explanation for disclosed job as Upbound Group on the loan application not matching the all the payroll documents including direct deposit showing RENTACENTER.			Documentation provided verifying XXX & XXX are one in the same. ; Document Uploaded.	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876627	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876627	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885222	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885222	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885222	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885091	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885091	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885091	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885220	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HO-X Master Insurance Policy is fully present; Document Uploaded.	10/23/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	B	D	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885220	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to Property Located in the State of IL the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy Certificate (RELP)	Title Document is fully Present; Document Uploaded.	10/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	B	D	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885220	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Acknowledged	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Unable to locate Review by CPM per guidelines	Exception is non-material and graded as level X/B.	10/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	B	B	B	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885220	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	B	A	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885088	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% VA XXXX-R income in the file gross distribution divided by XX months is $X,XXX.XX that does not match the income disclosed on the final XXXX of $X,XXX.XX resulting in a DTI of XX.XX%. No other documentation was provided in the file to support the higher income used by the lender.			Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885088	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885088	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876576	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876576	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876576	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891880	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: File is missing property condition inspection required when AVM is utilized.			Property/Appraisal Meets Guidelines; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891880	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.			HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891880	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876745	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The XXX payment history shows payments made through X/XXXX. Lender to provide a updated payment history to show payments for X/XXXX was made.	Full pay history provided to meet guidelines. Condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded.	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876745	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/24/2024	Resolved	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements File is missing verification that charge-off account with Verizon with $XXX balance was paid prior to or at close as required by guidelines.	Delinquent Credit History Meets Guideline Requirements; Document Uploaded.	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876745	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876745	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876582	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/09/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Lender guidelines indicate certain states require a Residential Equity Loan Policy (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP.) In this case, the state of XXX requires said certificates in addition to the title search requirements for the subject. The loan file contained a Quick EQ Report without any further title documents. Provide the RELP certificate or a full XXX Title Policy to meet the title requirements for this state.			Title Document is fully Present; Document Uploaded.	09/27/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876582	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876582	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876599	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876599	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/30/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876599	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876599	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876550	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876550	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876550	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876548	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/26/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Collateral : A AVM is in the file with a value of XXX,XXX as of X/X/XXXX and a property inspection report and no issues are not on the report. The title opinion shows the property to be XXX and the AVM shows the property to be XXX. No documentation in the file to support this is one in the same. The property is not located in a disaster area. Lender needs to provide documentation to support the property is one in the same.	Property Title Issue Resolved; Document Uploaded. ; Document Uploaded. ; Property Title Issue Resolved	09/27/2024	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876548	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/26/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. A Payment history could not be located in the loan file to support borrower was current on the first mortgage at time of closing. Lending to provide a payment history.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded.	09/09/2024	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876548	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	09/05/2024	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876548	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/05/2024	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885207	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885207	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885207	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876551	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met	HPML Compliant	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876551	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876551	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876549	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/23/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876549	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/23/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876549	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/23/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870177	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/01/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower X Xrd Party VOE missing	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Comp Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870177	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870177	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876817	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876817	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876817	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876695	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per guidelines a mortgage history of X xXXxXX months is required. Lender to provided credit supplement or Mortgage History print out from XXX.	Housing History Meets Guideline Requirements; Document Uploaded.	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876695	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876695	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required, refund in the amount of $XX.XX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XX% tolerance violation was due to the increase of the Title - Closing Fee from $XXX.XX on the Initial LE, to $XXX.XX on the Final CD with no valid COC for the increase or lender cure in file.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	09/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876695	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900337	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy The loan file contains a Condominium Owner's Policy showing a Building Property Protection coverage of $XX,XXX. Please provide a Master Insurance Policy to confirm sufficient coverage.	HO-X Master Insurance Policy is fully present; Document Uploaded.	11/12/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900337	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Missing a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) as required for properties in the state of XXX per Guidelines.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900337	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900337	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/12/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due the Property located in the State of XXX the guidelines require, a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required,	Title Document is fully Present; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885206	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885206	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885206	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876598	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876598	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876598	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877309	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877309	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877309	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870135	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/08/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Credit reflects mortgage pay history through XX/XXXX, but no XXX Servicing payment history in file to verify payments through closing date.	XXX Servicing Payment history was provided verifying payments through closing date.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded.	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870135	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870135	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885256	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885256	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885256	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876814	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876814	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876814	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Guidelines require X X XX X XX for all mortgages. Loan file is missing mortgage payment history for July for the first lien and May, June and July for the second lien being paid off.	Full pay history provided to meet guidelines. Condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; ; First mortgage pay history with XXX provided; however, missing XX/XXXX-XX/XXXX pay history on XXX. Condition remains.; Document Uploaded.	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require X X XX X XX for all mortgages. Loan file is missing mortgage payment history for July for the first lien and May, June and July for the second lien being paid off.	Full pay history provided to meet guidelines. Condition cleared.; XXX Guideline Requirements; Document Uploaded. ; XXX pay history with XXX provided; however, missing XX/XXXX-XX/XXXX pay history on XXX second mortgage. Condition remains.	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870554	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	09/05/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870554	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/05/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870554	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/05/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885151	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885151	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885151	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876761	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876761	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876761	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885204	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885204	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885204	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876563	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.
HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876563	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876563	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870092	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870092	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870092	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870086	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870086	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870086	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876664	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/12/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per Fannie Mae guidelines: Bonus or Overtime requires the following documents: a completed Form XXXX, or the borrower’s recent paystub and IRS W-X forms covering the most recent two-year period. Lender to provide WVOE for XXX to support Overtime income.	Income and Employment Meet Guidelines; Document Uploaded. ; Xnd Level Review, Rebuttal: The VVOE provided for XXX is not a complete Written Verification of Employment. Per Fannie Mae guidelines: Bonus or Overtime requires the following documents: a completed Form XXXX, or the borrower’s recent paystub and IRS W-X forms covering the most recent two-year period. Lender to provide WVOE for XXX to support Overtime income.; Document Uploaded. ; Xnd Level Review, Rebuttal: Missing WVOE for XXX. Lender provided WVOE for XXX which was already in file.
; Document Uploaded.	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876664	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876664	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877520	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877520	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877520	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870079	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870079	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870079	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876779	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876779	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876779	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM1224	Compliance	Condo Rider is Missing	Condo Rider is Missing XXX Home Equity Condominium Rider	The Condo Rider is Present; Condo Rider is Missing; Document Uploaded. ; Condo Rider is Missing; Document Uploaded.	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing limited review required Questionnaire not supplied to original appraiser either	HOA Questionnaire Provided	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCRE1180	Credit	HO-6 Insurance Policy is Missing	HO-X Insurance Policy is Missing Subject is single family home in a condo project. there is hoX insurance not able to determine if we need condo master policy or not.	Subject is detached Condo and Master Policy is not required. In this case, property insurance requirements for One-to-Four Unit properties must be met. HOX-Homeowners Requirements have been met.; HO-X Insurance Policy is fully present; Document Uploaded.	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy not sure if needed since we have HOX policy infile	Subject is detached Condo and HO-X and Master Policy is not required. In this case, property insurance requirements for One-to-Four Unit properties must be met, Not HOX. HOX-Homeowners Requirements have been met.; HO-X Master Insurance Policy is fully present; Document Uploaded.	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Insurance amount does not cover replacement cost but however maybe missing additional insurance if Master policy exists.	Hazard Insurance coverage meets guideline requirement; Hazard Insurance coverage of $XXX is less than required coverage required; Document Uploaded.	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	C	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing Please provide	Per guidelines, project review is waived if the Condo is a detached unit in a new or established condo project. Guidelines have been met.; Condo Approval is provided.; Document Uploaded. ; Exception is non-material and graded as level X/B.	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	B	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Borrower was unemployed for X months Employment Gap letter needed.	Xnd Level Review, Client provided documentation sufficient to clear. ; Income and Employment Meet Guidelines; Income and Employment Do Not Meet Guidelines; Document Uploaded.	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	C	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891695	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891695	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891695	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885251	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Missing Master policy	Hazard Insurance Policy is fully present; Document Uploaded.	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885251	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885251	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870123	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870123	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870123	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876712	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876712	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876712	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877561	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877561	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877561	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885203	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885203	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885203	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876661	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876661	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876661	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870169	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/03/2024	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870169	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/03/2024	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870169	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/03/2024	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884968	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/05/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required ● A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
● In all cases, Coverage A must meet or exceed the replacement cost indicated	Document Uploaded. ; Hazard Insurance coverage meets guideline requirement	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884968	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884968	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876602	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/05/2024	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876602	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/05/2024	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876602	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/05/2024	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870154	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/05/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870154	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/05/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870154	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/05/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XXX.XX, cure requires a valid COC or a cure package with a PCCD, letter of explanation, proof of refund, and proof of delivery. The transfer taxes of $XXX.XX were increased to $XXX.XX on the Final CD issued X/XX/XXXX. The file does not contain a valid COC for the increase of the fee.	Cure package provided within XX days of discovery; Exception downgraded to a X/B; Document Uploaded.	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Property is located in XXX and file is missing the Errors & Omissions certificate as required by the guidelines. Please provide the certificate.	Title Document is fully Present; Document Uploaded.	09/27/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1870138	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870138	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870138	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/05/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/30/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/05/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/05/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/05/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877375	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877375	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877375	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877517	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877517	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877517	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877310	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877310	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877310	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900293	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The loan file is missing the VVOE to verify employment XX prior to closing.			Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900293	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to increase from $XX to $XXX for the recording fee. A cure of $XX.XX was provided at consummation, however, insufficient to cure.	Cure package provided; Exception downgraded to a X/B
																	; This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; Document Uploaded.	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900293	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876709	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876709	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876709	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876815	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard policy in file reflects XXX% replacement cost with coverage of $XXX,XXX (does not list guaranteed replacement coverage). A replacement cost estimator was in file listing a replacement cost of $XXX,XXX. The amount of coverage needed to cover the balance on the first mortgage and the subject second mortgage is $XXX,XXX. The hazard in policy in file is sufficient by $XX,XXX.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	09/25/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876815	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876815	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876816	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876816	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876816	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified BorrX is missing a required VVOE, thereby creating an ATR risk.	ATR: Current Employment Was Verified; Document Uploaded.	10/14/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing BorrX required VVOE is missing from loan file.	Borrower X Xrd Party VOE Prior to Close Was Provided	10/14/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876813	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876813	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876813	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876812	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876812	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876812	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876758	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876758	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876758	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876713	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing VVOE for the borrower dated within XX business days of closing, as required by guidelines.	ATR: Current Employment Was Verified; Document Uploaded.	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX% Status should be N/A	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876713	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE for the borrower dated within XX business days of closing, as required by the guidelines.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX% Status should be N/A	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876713	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing VVOE for the borrower dated within XX business days of closing, as required by the guidelines.	Income and Employment Meet Guidelines; Document Uploaded.	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX% Status should be N/A	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876713	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX% Status should be N/A	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876713	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX% Status should be N/A	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876626	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876626	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings found from review and analysis of loan. The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876626	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings found from review and analysis of loan. Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885205	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE6873	Credit	Fraud alert is present on the credit report	There is a fraud alert on credit report. No evidence in file it was addressed.	The Underwriter provided a Letter of Explanation, dated XX/XX/XXXX, verifying she and addressed the Fraud Alert with the Borrower. ; Document Uploaded.	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885205	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885205	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876579	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Missing paystub/ WVOE to calculate income correctly- For Borrower X , also need documentation for other income used to qualify of $XXXX.XX	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876579	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXX Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to increase from $XXX.XX to $XXX.XX for the Recording, Settlement or Closing and the Abstract / Title Search Fees.	Cure package provided to borrower prior to review, exception resolved; Cure package provided to borrower prior to review, exception resolved; Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876579	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885189	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885189	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885189	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Lender calculated total income of $XX,XXX.XX per XXXX in file. The Final XXXX does not reflect income for BX. The Base Income and Tip income should be reflected on the final XXXX. Auditor calculated income of $XXXX.XX. The difference in income creates a DTI variance in the front and back end DTI as reflected on the final XXXX. Lender to provide final XXXX with BX Income reflected & broken down by Base and Tip income, and a corrected Final XXXX.			ATR: Current Employment Was Verified; Document Uploaded.	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Lender calculated total income of $XX,XXX.XX per XXXX in file. The Final XXXX does not reflect income for BX. The Base Income and Tip income should be reflected on the final XXXX. Auditor calculated income of $XXXX.XX. The difference in income creates a DTI variance in the front and back end DTI as reflected on the final XXXX. Lender to provide final XXXX with BX Income reflected & broken down by Base and Tip income, and a corrected Final XXXX.			ATR: Reasonable Income or Assets Was Considered;	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1438	Credit	ATR Risk	ATR Risk Lender calculated total income of $XX,XXX.XX per XXXX in file. The Final XXXX does not reflect income for BX. The Base Income and Tip income should be reflected on the final XXXX. Auditor calculated income of $XXXX.XX. The difference in income creates a DTI variance in the front and back end DTI as reflected on the final XXXX. Lender to provide final XXXX with BX Income reflected & broken down by Base and Tip income, and a corrected Final XXXX.			ATR Risk Resolved; ; Document Uploaded.	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876723	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876723	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876723	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876710	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876710	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876710	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870108	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870108	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870108	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876623	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/14/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing the name/title of the employee who obtained the third party, self-employment verification information from the XXX State Corporation Commission for the borrower, as required by the guidelines. The verification from the XXX SCC is a dated printout of the borrower's business search, however there is no supplemental page which documents the individual's name and title that pulled this search.	Income and Employment Meet Guidelines; Document Uploaded.	09/27/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876623	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876623	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877281	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877281	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877281	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXX required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. The Closing fee increased on Revised LE dated X/XX without a valid reason.			Cure package provided; Exception downgraded to a X/B; Document Uploaded.	10/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/14/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing verification of monthly HOA dues for subject property. Please upload HOA statement to the file.			Documentation provided explaining the amount required by the HOA.; Document Uploaded.	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876825	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	08/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876825	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	08/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876825	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	08/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885186	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Letter in file states property located at XXX is free and clear, please provide evidence to support free and clear and upload taxes, insurance, and or other fees associated with the property.	Property Detail report provided verifying the property is free and clear and is for a mobile home. Property taxes reflected as $XX per year totaling $X.XX per month and verifying the -$X.XX for the net rental income loss, as reflected on final XXXX.; Document Uploaded.	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885186	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885186	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876777	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876777	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876777	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877326	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877326	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877326	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885179	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885179	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885179	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877516	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	finding-3613	Compliance	TRID Disclosure Delivery and Receipt Date Validation Test	This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. The Initial Closing Disclosure was issued less than six business days from consummation date.	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved; Document Uploaded.	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877516	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877516	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891885	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file does not contain evidence of the taxes and insurance on the XXX property. Please provide the taxes and insurance for the investment property.	Mortgage Statement and Customer Account Activity provided verifying payments and escrows. Documentation in file verifying HOA monthly dues.; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891885	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met	HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891885	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876572	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876572	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876572	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877308	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCRE1152	Credit	Evidence of Property Tax Missing	Title search provided reflects borrower is exempt from taxes. Lender to provide documentation to support the monthly tax of $XXX.XX per XXXX	Property Detail Report provided for the subject property reflecting Property Tax of $X,XXX.XX yearly totaling $XXX.XX/mo.; Document Uploaded.	10/09/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877308	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	File is missing verification of new debt with XXX documenting balance and new payment amount of $XXX.XX monthly.	Located the Contract for XXX and the Retail Installment Contract Home Improvement Truth in Lending Disclosure reflecting XX payments of $XXX.XX with $XX,XXX amount financed. ; Document Uploaded.	10/09/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877308	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877308	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877518	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. Documentation required to clear exception. Consummation date is XX/XX/XXXX, however the Initial CD found in the file is dated XX/XX/XXXX and unsigned. Missing Initial CD that was provided within X days prior to consummation.
initial CD provided; Exception resolved; initial CD provided; Exception resolved; Document Uploaded.	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877518	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877518	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876659	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/18/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Guidelines require mortgage payment history reflecting X X XX X XX for all mortgages. The second mortgage with XXX needs verification that the July, XXXX payment was made on time.			Full pay history provided to meet guidelines. Condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876659	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/18/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require mortgage payment history reflecting X X XX X XX for all mortgages. The second mortgage with XXX needs verification that the July, XXXX payment was made on time.			Full pay history provided to meet guidelines. Condition cleared.; Housing History Meets Guideline Requirements; Document Uploaded.	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876659	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/23/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. The Initial Closing Disclosure issue and delivery date of X/X/XX and X/X/XX respectively, is less than six days from consummation date of X/X/XX.			Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved; Document Uploaded.	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876659	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/23/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA XXX required: A refund in the amount of $X,XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. The Transfer Taxes increased on LE dated X/XX without a valid reason. This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).			COC provided; Exception resolved; COC provided; Exception resolved; Document Uploaded.	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876659	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877373	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877373	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877373	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876597	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guides

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

Borrower has stable job time - Borrower has XX.XX years on job. This is correct
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876597	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guides

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

Borrower has stable job time - Borrower has XX.XX years on job. This is correct
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876597	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/14/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guides

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

Borrower has stable job time - Borrower has XX.XX years on job. This is correct
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891921	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891921	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891921	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876762	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876762	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876762	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876596	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing BX Xrd Party VOE is missing, please upload Xrd Party VOE Prior to Closing to the file			Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876596	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing page X of , Complete Hazard Insurance policy is missing, please upload complete Hazard Insurance policy to the file.			Hazard Insurance Policy is fully present; Document Uploaded.	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876596	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876596	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876759	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876759	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876759	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876714	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876714	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876714	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876756	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876756	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876756	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877282	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877282	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877282	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870095	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	08/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870095	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	08/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870095	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	08/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	08/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876675	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/12/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing Xrd Party VOE Prior to Closing - Please upload to the file.	Xnd Level Review, Client provided documentation sufficient to clear. ; Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876675	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876675	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885165	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXX Cure Required. Refund in the amount of $X.XX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XX% tolerance violation in the amount of $X.XX is due to increase from $XXX.XX to $XXX.XX for the Closing, Title Search and Recording Fees without a valid COC or lender cure in file.	PCCD provided to borrower prior to review; Exception resolved; PCCD provided to borrower prior to review; Exception resolved; Document Uploaded.	10/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885165	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885165	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876778	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876778	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876778	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885254	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885254	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885254	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876824	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/02/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The loan was closed X/XX/XX, which was prior to the FEMA disaster, XXX, X/X/XX-X/XX/XX. Missing a post-close, post-disaster inspection.	Property Inspection Provided.; Document Uploaded.	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876824	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/02/2024	Resolved	FCRE3107	Credit	Latest/Final Application Document is Unexecuted Improperly Executed	The Final XXXX for the borrower combines the Social Security Income for both the borrower and co-borrower, while the Final XXXX for the co-borrower does not identify Social Security Income.	The final XXXX provided for the Borrower and Co-Borrower has the Retirement incomes separated and updated correctly for the Borrowers.; Document Uploaded. ; Document Uploaded.	09/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876824	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876808	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876808	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876808	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876711	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876711	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876711	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870084	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870084	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870084	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870084	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885180	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885180	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885180	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885170	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885170	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885170	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900365	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/11/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Notice of Commencement (NOC) is shown on title search, with no evidence in file of the termination of the NOC. Also, statement on search states that the NOC would expire on its own XX months from date of recording (X/XX/XXXX) and that XX months has not been reached.	Property Title Issue Resolved; Document Uploaded.	11/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900365	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900365	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876708	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876708	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876708	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877451	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877451	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877451	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876622	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876622	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876622	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876809	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.			HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876809	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876809	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876721	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Meets guides Borrower has stable job time - Borrower has XX.XX years on job. This is correct	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876721	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. Documentation required to confirm the Initial CD was viewed a minimum of X days prior to consummation. The Initial CD dated XX/XX/XXXX was e-signed by BX on XX/XX/XXXX and e-signed by BX on XX/XX/XXXX. There was no other documentation to confirm the borrower received the disclosure on XX/XX/XXXX.			Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved; Document Uploaded.	10/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Meets guides Borrower has stable job time - Borrower has XX.XX years on job. This is correct	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876721	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.			Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Meets guides Borrower has stable job time - Borrower has XX.XX years on job. This is correct	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876721	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/14/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings Property and valuations related findings were not identified on the loan.			Informational Only	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Meets guides Borrower has stable job time - Borrower has XX.XX years on job. This is correct	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877450	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Duplicate of HPML This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877450	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877450	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870181	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870181	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870181	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870165	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870165	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870165	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXX Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to increase from $XX to $XXX for the transfer tax. A COC wasn't provided to determine if this was valid.

Cure package provided to borrower prior to review; Exception resolved; Cure package provided to borrower prior to review; Exception resolved; Document Uploaded.	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876587	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/03/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876587	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/03/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876587	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/03/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876729	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA Declaration dated X/X/XX for XXX Incident Period: Apr XX, XXXX - Apr XX, XXXX			Property Inspection Provided.; Document Uploaded.	10/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876729	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX%			Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%. Verification of first lien balance provided; CLTV/HLTV meets guidelines.; Document Uploaded.	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876729	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX%			Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%. Verification of first lien balance provided; CLTV/HLTV meets guidelines.	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876729	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870149	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870149	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870149	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876806	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/13/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing master condo insurance policy.	Xnd Level Review, Client provided documentation sufficient to clear. ; HO-X Master Insurance Policy is fully present; Document Uploaded.	09/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876806	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876806	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870133	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/11/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI exceeds guidelines of XX% due to discrepancy in negative rental income	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; ; Document Uploaded.	09/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870133	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/11/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes, insurance and or HOA for XXX and and XXX- Please upload to the file.	Document Uploaded. ; Documentation for both properties were provided and the rental income and loss have been updated in system and income.worksheethas been updated and uploaded.; Document Uploaded. ; Xnd Level Review, Rebuttal: - Unable to view document. Cannot open the PDF.
; Document Uploaded. ; Document Uploaded.	09/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870133	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870133	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891591	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require X X XX X XX mortgage history on all mortgages. Missing mortgage history for August XXXX on first lien.	Full pay history provided to meet guidelines. Condition cleared.; Housing History Meets Guideline Requirements; Document Uploaded.	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891591	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Guidelines require X X XX X XX mortgage history on all mortgages. Missing mortgage history for August XXXX on first lien.	Full pay history provided to meet guidelines. Condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded.	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891591	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891591	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891591	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885184	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885184	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885184	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified ATR Risk: Missing VVOE within XX days prior to close.	ATR: Current Employment Was Verified; Document Uploaded.	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. Documentation required to clear exception. Missing evidence the Initial CD dated X/XX/XXXX was provided and acknowledged by the borrower within X days prior to consummation.
Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved; Document Uploaded.	09/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE within XX days of closing.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing VVOE within XX days of closing.	Income and Employment Meet Guidelines; Document Uploaded.	09/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876557	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877372	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877372	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877372	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876826	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCRE9163	Credit	Missing Updated Credit Report Supplement	Final XXXX reflects liability for XXX with a balance of $XX,XXX.XX monthly payment of $XXX.XX, however debt not listed on credit report and no LOX or supporting documentation provided.	Lender's response provided Gap Report process and the liability was included in the DTI. Guidelines have been met; Document Uploaded.	09/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876826	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876826	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885178	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Acknowledged	FPRO0947	Property	External Obsolescence Present	External obsolescence present. External obsolescence present in file due to Busy boulevard major thoroughfare/High voltage powerlines	Exception is non-material and graded as level X/B.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885178	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885178	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1870128	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870128	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870128	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876620	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876620	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876620	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877449	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877449	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877449	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885168	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885168	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885168	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876807	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876807	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXX required: A refund in the amount of $XX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. State Premium Tax and Title Service Fee added on Final CD dated X/X without a valid reason.	COC provided; Exception resolved; COC provided; Exception resolved; Document Uploaded.	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876807	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Total liens on property $XXX,XXX, hazard insurance coverage is $XXX,XXX.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876807	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891883	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed Provide the signed personal tax returns.	Per FNMA guidelines if the borrower's personal tax returns provided are not signed, a completed IRS from XXXX (signed by the borrower) for the year in question can be used. The file contains a signed XXXX meeting the guidelines.	11/04/2024	The file contains a signed XXX meeting the guidelines.; Document Uploaded.	11/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891883	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to the property being located in the state of KY, the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891883	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891883	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876720	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/16/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXX is less than required coverage required Mortgage/XXXX/Appraisal listed property type as a PUD. Hazard policy in file from XXX lists policy subtype as Condo Unit Owner with coverage amount of $XX,XXX, which does not cover the necessary requirement of $XXX,XXX. No master condo declaration in file. Need clarification as to property type to see if a master condo policy is required to see if current coverage is sufficient.	Hazard Insurance coverage meets guideline requirement; Hazard Insurance coverage of $ is less than required coverage required; Document Uploaded.	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876720	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Xnd Level Review, Client provided documentation sufficient to clear. ; HPML Compliant	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876720	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE within XX days of closing date for Borrower X.	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876822	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/11/2024	Resolved	FCOM5454	Compliance	Missing Note	Missing note and or modification agreement as shown in Title Item #X date XX/XX/XX- Please upload note or modification agreement to the file.	Xnd Level Review, Client provided documentation sufficient to clear.
; Document Uploaded. ; Copy of subject Xnd lien Note provided, but finding is related to senior lien Note. Missing modification recorded XX/XX/XXXX per title. Condition remains.; Document Uploaded.	09/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876822	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876822	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876822	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877448	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877448	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877448	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891924	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1164	Credit	Flood Insurance Policy Missing	Missing Flood Insurance Policy Provide Flood Insurance a standard policy issued under the NFIP; or a policy issued by a private insurer with terms and coverage equal to NFIP policy.	Flood Insurance Policy is fully present; Document Uploaded.	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1891924	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower X Paystubs Missing Provide most recent pay stub covering at least XX days YTD income.	Borrower X Paystubs Provided; Document Uploaded.	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1891924	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	C	A	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1891924	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Open	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	C	C	C	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1876776	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876776	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876776	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877447	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1438	Credit	ATR Risk	ATR Risk No VVOE done within XX days of closing for borrower.	ATR Risk Resolved; ATR Risk Resolved; Document Uploaded.	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877447	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing No VVOE done within XX days of closing for borrower.	Borrower X Xrd Party VOE Prior to Close Was Provided	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877447	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines No VVOE done within XX days of closing for borrower.	Income and Employment Meet Guidelines	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877447	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877447	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877339	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877339	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877339	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877463	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/01/2024	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present; Document Uploaded. ; Document Uploaded.	10/12/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877463	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/01/2024	Resolved	FCRE6737	Credit	Missing Letter of Explanation (Income)	Borrower's XXXX WX income is significantly lower than base salary. No explanation or documentation in file for lower earnings.	Xnd Level Review, Client provided documentation sufficient to clear. ; Document Uploaded.	10/12/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877463	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/29/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877463	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876820	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876820	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876820	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876773	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876773	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876773	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876821	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876821	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876821	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876775	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876775	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876775	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885185	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885185	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885185	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885169	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885169	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885169	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876804	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876804	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876804	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876717	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876717	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876717	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877462	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877462	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877462	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891922	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891922	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891922	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891644	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation in the amount of $XXX.XX is due to an increase in discount points from $XXXX.XX on initial LE X/X/XXXX to $XXXX.XX on LE X/XX/XXXX without a valid COC.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded. ; Attachment file did not come through, please resend.; Document Uploaded.	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891644	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891644	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876787	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876787	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876787	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870101	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870101	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870101	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI over the max allowable of XX% (XXX payment was not included in the DTI).	XXX payment of $XXX, made by the Borrower's XXX, was excluded from the DTI. Lender obtained the most recent XX months’ bank statements from the XXX documenting a XX-month payment history with no delinquent payments as required by FNMA guidelines. DTI of XX.XX% is less than XX% max.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to the property being in the state of GA the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an increase in non-affiliate title charges from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file. This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891878	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property is located in FEMA disaster area. FEMA declared in XXX in a disaster area (XXX) on XX/X/XXXX with a release date of XX/XX/XXXX. The AVM in file is dated XX/XX/XXXXnd shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required.
Property Inspection Provided.; Document Uploaded.	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891878	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891878	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895927	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a RELP evidencing cover under a Master Residential Equity Loan Policy (MRELP).			Document Uploaded. ; Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895927	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Borrower has a Xnd home located at XXX. The mortgage is reflected on the credit report pgXX, however, we do not have a mortgage statement on file to confirm if this payment is escrowed. We have the hazard insurance on file for this property on pgXXX, however, we do not have the property tax information.			Property Detail Report provided for the REO in XXX verifying the property taxes and explanation in regards to the HOA. ; ; Property Detail Report provided for the Xnd home verifying the property taxes for the property.; Document Uploaded.	11/07/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895927	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895927	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876774	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876774	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876774	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885031	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The property is located in the State of XXX, which requires a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885031	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885031	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877327	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877327	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877327	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876726	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing mortgage payments for first mortgage for May and June XXXX. Credit report in file only reports paid through April, XXXX. XXX screenprint shows due for August, which evidences July, yet no VOM in file for May and June.	Full pay history provided to meet guidelines. Condition cleared.; Housing History Meets Guideline Requirements; Document Uploaded.	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876726	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Missing mortgage payments for first mortgage for May and June XXXX. Credit report in file only reports paid through April, XXXX. XXX screenprint shows due for August, which evidences July, yet no VOM in file for May and June.	Full pay history provided to meet guidelines. Condition cleared.; Xnd Level Review, Client provided documentation sufficient to clear.
; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876726	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing master condo insurance policy.	HO-X Master Insurance Policy is fully present; Document Uploaded.	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876726	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $X to $XXX for the HOA Certification Handling Fee in Section B. This was not disclosed on Initial LE XX/XX, but was added on Revised LE XX/XX. No COC was provided to determine if the fee was valid or not.	COC provided; Exception resolved; COC provided; Exception resolved; Document Uploaded.	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876726	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885177	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885177	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885177	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877232	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877232	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877232	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870090	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870090	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870090	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870083	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870083	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870083	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876624	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to the addition of the Title Service and Title Tax without a valid COC.
Cure package provided; exception downgraded to a X/B; Document Uploaded.	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876624	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876624	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876811	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876811	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876811	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885166	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing VVOE.			ATR: Current Employment Was Verified; VOE verified post closing; ATR: Current Employment Not Verified; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885166	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing VVOE dated within XX days of the note date was not provided.			Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885166	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML Compliant	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885166	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE1363	Credit	Borrower 2 WVOE Missing	Borrower X WVOE Missing			Borrower X WVOE Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
														While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876558	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885030	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien. Downgraded	HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885030	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien. Downgraded	HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885030	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885030	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870072	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870072	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870072	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876625	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876625	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876625	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895925	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Please provide per guidelines an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
for which there is an Errors & Omissions Liability Policy.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895925	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE9549	Credit	Missing Credit Report Supplement	Need credit supplement to prove investment property was sold, Still on credit.	A screen print of XXX Account balance as $X, a picture of XXX Payoff funds letter, and Final CD for sale of prop was provided all verifying the Investment property was sold.; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895925	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895925	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877444	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	10/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877444	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877444	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885176	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $X,XXX.XX to $X,XXX.XX for the Points - Loan Discount Fee.			Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded. ; Document Uploaded. ; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885176	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXX Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to increase from $XXX.XX to $XXX.XX for the Closing, Title Search and Recording Fees.			Cure package provided to borrower prior to review; exception resolved; Cure package provided to borrower prior to review; exception resolved; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885176	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885176	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870067	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870067	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870067	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885162	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML no escrow, appraisal requirement met	HPML Compliant	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885162	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885162	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876539	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876539	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876539	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876621	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/23/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing master condo insurance policy.	Xnd Level Review, Client provided documentation sufficient to clear. ; HO-X Master Insurance Policy is fully present; Document Uploaded.	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876621	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/23/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% Guidelines allow a maximum DTI of XX%. Audited DTI of XX.XX% > maximum guideline DTI allowed of XX%. File did not contain a breakdown of overtime from prior year to calculate per guidelines. Audit utilized lender's lower base pay calculation of $X,XXX.XX. For overtime, audit averaged YTD overtime from the current paystub + prior year average of OT of $X, due to missing a breakdown, which calculated a monthly overtime amount of $XXX.XX. The lender utilized $X,XXX.XX in overtime income, due to not averaging with prior year.	Xnd Level review, client provided clarification sufficient to clear
; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.X% exceeds Guideline DTI of XX%; Document Uploaded.	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876621	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876621	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891834	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Additional documentation provided.	11/06/2024	Received Property Inspection Report; Exception resolved. ; Property Inspection Provided.; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891834	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891834	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876608	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876608	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876608	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877460	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877460	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877460	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877464	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877464	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877464	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876674	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876674	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876674	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884970	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884970	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884970	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900366	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE1155	Credit	Subject Property Address on Note does not match Insured Property Address	Subject Property on Note does not match Insured Property Address The Note reflects the full street name of XXX. While the Hazard Insurance Policy, which also matches the AVM, reflects the street name XXX.	Subject Property on Note matches Insured Property Address; Document Uploaded.	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900366	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per the guidelines, title requirements for a property located in XXX are an Owner’s & Encumbrance Report, QuickEQ Report, or Home Equity Property Report verifying the senior lien, and no other liens or encumbrances exist; and a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required. The file contains a Property Report, however a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is missing from the file. This required title document must be provided.	Title Document is fully Present	09/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900366	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900366	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877323	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877323	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877323	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877455	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877455	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877455	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870109	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870109	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870109	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885172	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885172	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885172	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885191	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Guidelines require an Errors & Omissions certificate evidencing that the loan is covered under a Service Agreement for which there is an E&O Liability Policy.	Title Document is fully Present; A Warranty Transaction Certificate was received to cover the errors and Omissions Certificate. ; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885191	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885191	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876733	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876733	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876733	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884971	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884971	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884971	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876772	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/27/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard insurance policy in file lists coverage of $XXX,XXX ($XXX). Replacement cost estimator in file lists the replacement cost for the home as $XXX,XXX. Subject Note amount is $XXX,XXX. First lien Note balance is $XXX,XXX. Borrower needs $XXX,XXX to cover both loan balances. Borrower is insufficient by $XX,XXX.	Hazard Insurance coverage meets guideline requirement; ; Document Uploaded.	09/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876772	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876772	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876606	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876606	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876606	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891645	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891645	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891645	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885171	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1438	Credit	ATR Risk	ATR Risk ATR risk due to missing credit history for debt paid off at closing "XXX" balance of $X,XXX.XX. Debt is not reflected on the credit report.			ATR Risk Resolved; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885171	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	Missing verification of payment history for XXX debt paid off at closing balance of $X,XXX.XX. Debt is not disclosed on the credit report.			The Loan Summary and Loan Info was provided for the XXX debt. ; Document Uploaded.	10/11/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885171	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Guidelines require copy of the most recent mortgage statement for the first lien mortgage.			The most recent mortgage statement was provided for the first lien. ; Document Uploaded.	10/11/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885171	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Fiel is missing copy of the most recent mortgage statement for the first lien mortgage.			Housing History Meets Guideline Requirements	10/11/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885171	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885171	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876562	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876562	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876562	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of delivery or Valid COCs. Zero tolerance exception of $XXX.XX due to increase in transfer taxes without a valid COC.	Cure package provided, exception downgraded to a X/B; Cure package provided, exception downgraded to a X/B; Document Uploaded.	11/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1895918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing evidence August mortgage payment was made. Loan closed September X, XXXX.	Additional documentation provided.	11/06/2024	Received Verification of Mortgage evidencing August Xst, payment made.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1895918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876668	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876668	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876668	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877261	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing WVOE reflecting income breakdown for Bonus and Other Income. This is required for calculation of qualifying Bonus and Other income amounts.			ATR: Current Employment Was Verified	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877261	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Missing WVOE reflecting income breakdown for Bonus and Other Income. This is required for calculation of qualifying Bonus and Other income amounts.			ATR: Reasonable Income or Assets Was Considered	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877261	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE1438	Credit	ATR Risk	ATR Risk Missing WVOE reflecting income breakdown for Bonus and Other Income. This is required for calculation of qualifying Bonus and Other income amounts.			ATR Risk Resolved; Document Uploaded.	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877261	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing WVOE reflecting income breakdown for Bonus and Other Income. This is required for calculation of qualifying Bonus and Other income amounts.			Income and Employment Meet Guidelines	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877261	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877261	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885201	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy HO-X is missing.	HO-X Master Insurance Policy is fully present; Document Uploaded.	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885201	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885201	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885201	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877260	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Per Lender's guidelines Condominiums must be reviewed by XXX and must not receive an “unavailable”, “guide ineligible” or “incomplete certification” status designation. In addition to be Fannie Mae warrantable (including master policy and HOX insurance requirements).			HOA Questionnaire Provided; Document Uploaded.	10/14/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1877260	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Acknowledged	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing. Per Lender's guidelines Condominiums. Must be reviewed by XXX and must not receive an “unavailable”, “guide ineligible” or “incomplete certification” status designation. Must be Fannie Mae warrantable (including master policy and HOX insurance requirements)
																	Exception is non-material and graded as level X/B.	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	B	B	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1877260	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1877260	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885188	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885188	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885188	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885182	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885182	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The appraisal in file is cut off at the bottom of each page. The appraised value was not verified.	Property/Appraisal Meets Guidelines; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885182	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO1245	Property	Appraisal is Expired	Primary Value Appraisal is Expired	Primary Value Appraisal is Not Expired Or Primary Valuation Does Not Exist	10/14/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885182	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885182	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876724	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Only the first page of the title opinion was provided and are missing pages X and X of the report. Lender to provide a complete title opinion used to underwrite the loan.	Title Document is fully Present	09/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876724	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876724	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870097	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/14/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing VVOE for the Borrower within XX days of closing.	ATR: Current Employment Was Verified; Document Uploaded.	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870097	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/14/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE for the Borrower within XX days of closing.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870097	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/14/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Missing current hazard policy. Hazard policy in file is for XX/XX/XXXX-XX/XX/XXXX. Subject Note date is XX/XX/XXXX.	Hazard Insurance Policy is fully present; Document Uploaded.	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870097	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870097	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876739	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required: Cure of $XXX.XX required for addition of title charges exceeding the aggregate plus XX%. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing. The loan file is missing the service provider's list which also contributes to testing.			Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded. ; Document Uploaded.	09/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Open	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876739	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Open	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876739	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Open	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885198	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885198	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885198	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870088	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/16/2024	Resolved	FCOM6909	Compliance	ROR Transaction date not consistent with Note and/or HUD	The borrowers signed the Right to Cancel on July XXth, but did not correct the transaction date from July XXrd to July XXth and the cancel date from July XXth to July XXth.	Borrower was provided a X day rescission period; Exception resolved; Document Uploaded.	09/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870088	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870088	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870081	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870081	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870081	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870075	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870075	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870075	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891833	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891833	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb cure required. Cure of $XX.XX required. The Title - Closing Fee increased from $XXX.XX on Initial LE issued XX/XX/XXXX to $XXX.XX on Final CD issued XX/XX/XXXX and exceeded the XX% tolerance by $XX.XX with no valid COC or lender cure in file. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery.	valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891833	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891833	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870066	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1870066	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXX required: A refund in the amount of $XX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. Lender's Title Insurance and State Premium Tax added on Final CD dated X/XX without a valid reason	Cure package provided; Exception downgraded to a X/B; Document Uploaded.	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1870066	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide the prior to close Xrd Party VOE	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1870066	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885181	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per Lender's guidelines a housing history of XxXXxXX months is required. Lender to provide proof X/X/XX payment has been paid XxXX.	Housing History Meets Guideline Requirements; Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885181	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1152	Credit	Evidence of Property Tax Missing	Lender to provide tax documentation to support annual tax of $X,XXX.XX	Escrow payments provided from Lender screen print for School Tax of $XXX.XX monthly and City Tax of $XX.XX monthly, totaling $XXX.XX in property tax. ; Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885181	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/12/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885181	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877397	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877397	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877397	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876605	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/27/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing verification of monthly HOA Dues as stated on the XXXX. Please upload verification of monthly HOA Dues.			Document Uploaded. ; HOA documentation has been provided verifying HOA payment terms.; Document Uploaded.	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876605	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/27/2024	Resolved	FCRE3464	Credit	Missing Closing/Final Verbal VOE	Verbal VOE is not in the file. Please upload Verbal VOE to the file			VOE provided; Document Uploaded.	09/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876605	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/27/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Xrd Party VOE not in the file. Please upload Third Party VOE to the file			Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876605	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876605	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891641	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The loan file did not contain any taxes or home owners insurance information for the investment property.	Mortgage statement provided verifying PITIA for the Borrowers’ investment property located on XXX.; Document Uploaded. ; The verification of property taxes and hazard insurance is required for the Borrowers’ investment property located on XXX. The documents provided were for the subject primary property. ; Document Uploaded.	11/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891641	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891641	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891789	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	11/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891789	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The X% tolerance violation in the amount of $XX.XX is due to an increase in Transfer Taxes from $XXX.XX on the initial LE to $XXX.XX on the final CD. A valid COC (within X days of the loan amount change) was not provided. This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	PCCD issued prior to DD review provided with cure package provided, exception resolved.; PCCD issued prior to DD review provided with cure package provided, exception resolved.; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891789	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891789	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870119	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870119	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870119	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885149	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885149	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885149	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870111	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	08/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870111	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	08/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870111	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	08/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877465	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Did not credit borrower with OT as there is no VOE verifying OT amount for a X year history to average.	Audited DTI of XX.X% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877465	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Guidelines insurance coverage needs to be equal to replacement cost estimate.
● A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy
● In all cases, Coverage A must meet or exceed the replacement cost indicated	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877465	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877465	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877396	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877396	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877396	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877539	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property is located in the State of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidence coverage under a Master Residential Equity Loan Policy (MRELP)	Title Document is fully Present; Document Uploaded.	10/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877539	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877539	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884973	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884973	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884973	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885174	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885174	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885174	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876810	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876810	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings determined after review and analysis of loan. The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876810	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings determined after review and analysis of loan. Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876604	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/12/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. No further documentation is found in loan file showing the prior XX month insurance coverage period. We need to show an in effect H/O policy at time of funding of the subject loan.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	09/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876604	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876604	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877398	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877398	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877398	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876560	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876560	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876560	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876785	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876785	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876785	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877461	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877461	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877461	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877528	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877528	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877528	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870099	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870099	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870099	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877259	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877259	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877259	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876610	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876610	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876610	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876610	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885161	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885161	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885161	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885196	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885196	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885196	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877322	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877322	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877322	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876795	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/23/2024	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	Need statement for XXX Card balance $XXXX, payment $XX not listed on credit report.	Xnd Level review, client provided clarification sufficient to clear ; Document Uploaded.	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876795	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876795	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/25/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XXX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The transfer taxes of $XXX.XX were increased to $XXX.XX and discount points of $XXXX increased to $XXXX.XX. The $X.XX cure provided at consummation was for increase in Flood fee. The file does not contain a valid COC for the increase of the fee.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	09/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876795	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877443	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877443	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877443	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870089	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870089	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870089	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876683	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876683	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/21/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876683	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876683	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877378	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877378	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877378	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877378	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870082	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870082	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870082	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870082	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885183	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885183	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885183	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891832	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891832	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891832	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885167	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/20/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885167	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $X,XXX.XX to $X,XXX.XX for the Points - Loan Discount Fee and from $XXX.XX to $XXX.XX for the Transfer Taxes. The fee increases were proportionate to the loan amount increase, however, a COC or other appropriate document indicating when the loan amount increase occurred was not provided.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/20/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885167	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885167	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885144	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per Lender's guidelines a mortgage payment history of XxXXxXX is required. Missing evidence of X/X/XX payment and X/X/XXXX to X/X/XXXX to meet XX month mortgage payment history. Only received XX months mortgage not reflected on credit report.	Housing History Meets Guideline Requirements; Document Uploaded.	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885144	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885144	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885127	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885127	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885127	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885127	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870076	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870076	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870076	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884972	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884972	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884972	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891881	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE4963	Credit	No evidence of required debt payoff	The subject loan was used to payoff a trade on the credit report listed as " XXX" which is listed on the credit report as a note loan; however, this loan could have been a home equity loan and the file contains no evidence this was questioned by the originating underwriter. Title report does not show a Xnd lien but at the least a payoff statement should have been obtained to be sure loan was not secured by subject property.	Lien Report provided for the subject property verifying the XXX Installment Note loan is not a lien reported against the subject property.; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891881	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891881	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876635	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	Provide a new copy of the appraisal the bottom half of appraisal is cut off.	Copy of the appraisal with all pages viewable provided. Guidelines have been met. ; Document Uploaded.	10/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876635	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876635	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877526	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877526	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877526	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870068	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870068	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870068	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891643	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	; HPML Compliant	11/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891643	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	; HPML Compliant	11/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891643	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to addition of the Application Fee for $XXX.XX on the revised LE dated X/XX/XXXX with no valid COC or lender cure in file.	valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891643	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891643	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885175	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885175	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885175	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885147	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXX required: A refund in the amount of $XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. The recording fee increased without a valid reason. This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	Cure package provided to borrower prior to review; Exception resolved; Cure package provided to borrower prior to review; Exception resolved; Document Uploaded. ; Document Uploaded.	10/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885147	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income X Months Income Verified is Missing Missing verification of XXX used in qualifying borrower.	Document Uploaded. ; Income X Months Income Verified is Present Or Not Applicable; Document Uploaded.	10/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885147	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender used XXX in the amount of $XXXX.XX. File contains no verification of this income therefore income was not used, causing the excessive DTI.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX% .	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885147	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877403	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877403	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877403	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877525	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877525	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877525	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876736	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/21/2024	Acknowledged	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. The Intent to Proceed was not provided	Exception is non-material and graded as level X/B.	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Borrower has stable job time -	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876736	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Borrower has stable job time -	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876736	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Borrower has stable job time -	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876736	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Borrower has stable job time -	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877402	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877402	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	There's no evidence of a CD issued prior to X/X/XXXX in the loan file. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	initial CD and receipt date provided; Exception resolved; initial CD and receipt date provided; Exception resolved; Document Uploaded.	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877402	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877402	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876743	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	There is an additional debt in in the OTHER for $XXX.XX Please provide this debt not currently in file.	The $XXX.XX was reflected on the XXX and not the XXX. However, after reviewing loan file, the XXX in file pg XXX verifies the reserve requirement for current payment is $XXX.XX/mo. Per guidelines shortage or reserve amounts are not to be included. Issue has been resolved. ; Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876743	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide VOE XX days prior to closing	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876743	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide VOE XX days prior to closing	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876743	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876743	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891592	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891592	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891592	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891642	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	The bottom of the appraisal is cut off.	This loan was approved with an AVM and external property condition. I don't see an appraisal in the file.	11/01/2024	AVM in file was used for qualifying. Incomplete URAR in file was from XXXX and not utilized. Condition cleared.; Document Uploaded.	11/01/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891642	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891642	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877524	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% Audit calculated a DTI of XX.XX%, which exceeds the guideline DTI of XX%. Audit calculated overtime using YTD from the paystub dated XX/XX/XXXX, and using $X for the prior year XXXX overtime income due to not have a year end paystub or WVOE for an overtime breakdown. Lender used $X,XXX.XX in overtime income, whereas audit utilized $XXX.XX.			Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877524	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered ATR Risk: Audit calculated a DTI of XX.XX%, which exceeds the guideline DTI of XX%. Audit calculated overtime using YTD from the paystub dated XX/XX/XXXX, and using $X for the prior year XXXX overtime income due to not have a year end paystub or WVOE for an overtime breakdown. Lender used $X,XXX.XX in overtime income, which was YTD only, whereas audit utilized $XXX.XX.			ATR: Reasonable Income or Assets Was Considered; Document Uploaded.	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877524	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877524	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885192	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Lender's guidelines A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
Evidence of replacement cost may be demonstrated with Guaranteed replacement cost or Replacement cost, or other similar endorsement, or Replacement cost estimator in all cases, Coverage A must meet or exceed the replacement cost indicated	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885192	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885192	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876805	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876805	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876805	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877321	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877321	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877321	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870118	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870118	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870118	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings found after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870118	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings found after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884969	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884969	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884969	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884969	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877401	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877401	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877401	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876672	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876672	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876672	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876747	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876747	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-2502	Compliance	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876747	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876747	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876611	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FCRE7551	Credit	Missing Divorce Decree	Need copy of divorce decree guideline states all borrowers obligated on the first lien mortgage note must be obligated on the subject transaction.			Release agreement to first mortgage provided; only borrower obligated on senior lien. Condition cleared.; Document Uploaded.	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876611	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876611	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885173	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI exceeds XX%. Borrower has a rental property that has rental income but there is no documentation to support . Please upload the rental income to the file for XXX	Updated the negative net rental income to -$XXX monthly, using only the XXXX Schedule E. Audited DTI does not exceed guidelines.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded. ; Document Uploaded. ; Document Uploaded. ; Xnd Level Review, Rebuttal: X. Per Schedule E's, Auditor Calculated Negative Net rental of ($XXX.XX). Lender calculated Negative Net Rental of ($XXX). Auditor has uploaded the calculations. X. The Mortgage statements for Investment property XXX XXX XX are mailed to XXXX XXX XXX XXXXX. There is no letter of explanation in file for this property address.
; Audited DTI of XX.XX% exceeds Guideline DTI of XX%; Document Uploaded.	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885173	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885173	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885160	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885160	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885160	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870104	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870104	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870104	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891590	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891590	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required ● Evidence of replacement cost may be demonstrated with
○ Guaranteed replacement cost or
○ Replacement cost, or other similar endorsement, or
○ Replacement cost estimator
● In all cases, Coverage A must meet or exceed the replacement cost indicated	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/28/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891590	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per Guidelines an Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy. Please provide	Title Document is fully Present; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891590	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Acknowledged	FPRO1501	Property	HOA Questionnaire is Incomplete	HOA Questionnaire incomplete Please provide proof of current HOA payments	Exception is non-material and graded as level X/B.	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	B	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891590	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1876718	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876718	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876718	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876609	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876609	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876609	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877363	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877363	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877363	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876716	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Next years renewal is in file. Current years insurance policy is not in file. Guaranteed replacement cost is on pg. XXX. This is not policy though.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876716	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876716	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877459	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877459	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877459	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885193	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885193	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885193	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876607	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876607	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876607	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885163	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCRE1152	Credit	Evidence of Property Tax Missing	Per guidelines a copy of tax bill for investment property located at XXX	The mortgage statement, dated XX/XX/XXXX, for the investment property and the transaction history was provided verifying that the taxes and insurance are escrowed and payment history reflects no late payments. ; Document Uploaded.	10/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885163	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per Lender's guidelines Mortgages serviced by XXX: Utilize SSE to verify mortgage payment history for all mortgages regardless if they are the subject mortgage or other REO missing SSE for XXX. XXX. In addition, Mortgages not serviced by XXX: The credit report must contain the entire mortgage payment history. If the report covers activity for the previous XX months or longer the credit report may be relied on for verification. Missing updated credit report reflecting XXX is XxXXxXX missing evidence of payments for XX/XX, XX/XX.
Document Uploaded. ; Housing History Meets Guideline Requirements; Document Uploaded.	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885163	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885163	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891639	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891639	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891639	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required ● A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
● In all cases, Coverage A must meet or exceed the replacement cost indicated	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide VEO XX days prior to closing	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCOM1688	Compliance	Or. Rev. Stat. Ann. § 746.201 Collateral Protection Notice was not provided (Disclosure Page v2)	Or. Rev. Stat. Ann. § XXX.XXX Collateral Protection Notice was not provided.	Or. Rev. Stat. Ann. § XXX.XXX Collateral Protection Notice was provided.; Document Uploaded.	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877400	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877400	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877400	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877400	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing verification of monthly HOA Dues, Please upload to the file	Received HOA ; Document Uploaded.	09/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Third Party VOE Prior to Close is Missing- Please upload to the file	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876559	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885132	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Have HOA Fees missing verification of Taxes, P & I and Insurance for property located at XXX. Please upload to the file.			Verification of PITIA provided; condition cleared.; Document Uploaded.	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885132	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885132	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877304	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877304	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877304	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877325	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877325	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877325	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877352	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877352	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877352	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876556	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876556	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876556	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876770	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. The Initial CD Delivery date is less than six business days from the consummation date.	Initial CD receipt date provided; exception resolved; Initial CD receipt date provided; exception resolved; Document Uploaded.	09/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876770	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876770	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891836	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender did not verify X years employment for borrower. She has only been on the job for X months and previous employment was not verified with VVOE. WX only gives XX months which is less than required X years. Need VVOE from previous employer.			Income and Employment Meet Guidelines; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891836	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891836	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876832	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Review income is slightly less then Underwriter income- other income is less then underwriter other income due to a decline each year	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876832	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Xrd Part VOE Prior to Close is missing- please upload to the file.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	09/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876832	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876832	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870093	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870093	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870093	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876586	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876586	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876586	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885148	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885148	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885148	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877458	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877458	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877458	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876561	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/24/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Please upload verification of taxes, ins and/or HOA fees for non subject property	Xnd Level Review, Client provided documentation sufficient to clear. ; Document Uploaded.	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876561	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/24/2024	Resolved	FCRE7347	Credit	Missing Lease Agreement	Missing lease agreement for property located at XXX. Please upload to the file	Xnd Level Review, Client provided documentation sufficient to clear. ; Document Uploaded.	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876561	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876561	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885131	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885131	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885131	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885125	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885125	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885125	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885109	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885109	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885109	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877399	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877399	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877399	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885194	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded. ; TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The X% tolerance violation in the amount of $XXX.XX is due to an increase in Transfer Taxes from $X.XX on the initial LE to $XXX.XX on the final CD. A valid COC was not provided.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885194	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885194	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884966	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884966	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884966	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876786	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876786	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	finding-2502	Compliance	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML compliant	HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876786	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891786	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891786	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891786	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891596	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/10/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Missing property inspection for FEMA disaster XXX, XXX.	Property Inspection Provided.; Document Uploaded.	11/05/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891596	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891596	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885118	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885118	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885118	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876835	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876835	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876835	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885104	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885104	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885104	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876782	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876782	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings found after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876782	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings found after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy The Master insurance policy is missing	HO-X Master Insurance Policy is fully present; Document Uploaded.	11/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	A	D	A	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1900316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing The HOA Questionnaire is missing	HOA Questionnaire Provided; Document Uploaded.	11/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	A	D	A	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1900316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing WVOE in file dated X/XX/XX. Per Lender's GL: VVOE dated within XX business days of close ○ Email VOE is eligible (per Fannie Mae requirements) ○ Written VOE, most recent paystub, and current bank statements are ineligible	Borrower X Xrd Party VOE Prior to Close Was Provided	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	A	D	A	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1900316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase of the Appraisal Fee from $XXX.XX to $XXX.XX on the Revised LE dated X/XX/XX with no valid COC or lender cure in file.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/17/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	A	D	A	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1900316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8279	Credit	Missing evidence tax return extension was filed.	Missing extension for XXXX tax return.	XXXX Extension and LOX provided meeting guidelines.; Document Uploaded.	10/11/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	A	D	A	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1900316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE6873	Credit	Fraud alert is present on the credit report	There is a fraud alert for both Borrowers on credit report. No evidence in file this was addressed.	Lender’s Fraud alert certification form was provided meeting guideline requirements.; Document Uploaded.	10/11/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	A	D	A	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1900316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Acknowledged	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing. Per Lender's GL: Condominiums o Must be reviewed by XXX and must not receive an “unavailable”, “guide ineligible” or “incomplete certification” status
designation. o Must be Fannie Mae warrantable (including master policy and HOX insurance requirements)	Exception is non-material and graded as level X/B.	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	B	B	D	A	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1877324	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877324	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877324	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885146	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885146	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885146	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885128	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885128	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885128	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877351	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877351	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877351	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877456	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Borrower has excellent long term employment history

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877456	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Borrower has excellent long term employment history

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877456	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Borrower has excellent long term employment history

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885122	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885122	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885122	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885108	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885108	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885108	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895923	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required ● In all cases, Coverage A must meet or exceed the replacement cost indicated	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	C	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1895923	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present per guidelines please provide an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
for which there is an Errors & Omissions Liability Policy.	A Master Residential Equity Loan Policy Certificate was received to cover the errors and Omissions. ; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	D	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1895923	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Acknowledged	FPRO1501	Property	HOA Questionnaire is Incomplete	HOA Questionnaire incomplete Please provide proof of HOA fee of $XX.XX monthly.	Exception is non-material and graded as level X/B.	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	B	B	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1895923	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1876565	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876565	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876565	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895922	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Verified	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895922	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Coverage is less than replacement cost of $XXX,XXX	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Verified	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895922	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Verified	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885145	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885145	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885145	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877312	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877312	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877312	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877529	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877529	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $X,XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $X,XXX.XX is due to increase from $X.XX to $X,XXX.XX for the Points - Loan Discount Fee. The tolerance test fails due to the re-disclosed CD dated XX/XX/XXXX occurring more than X business days after the change date of XX/XX/XXXX.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877529	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3545	Compliance	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX , XX CFR §XXXX.XX(e)(X)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure) and §XXXX.XX(e)(X)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms.Official InterpretationsXX C.F.R. §XXXX.XX(e)(X)(ii)Relationship to disclosures required under §XXXX.XX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXXX.XX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i)...However, if a creditor uses a revised estimate pursuant to § XXXX.XX(e)(X)(iv) for the purpose of determining good faith under § XXXX.XX(e)(X)(i) and (ii), § XXXX.XX(e)(X)(i) permits the creditor to provide the revised estimate in the disclosures required under § XXXX.XX(f)(X)(i) (including any corrected disclosures provided under § XXXX.XX(f)(X)(i) or (ii)). Missing revised closing disclosure dated within X business days of COC date, XX/XX/XXXX.
Valid COC provided; Exception resolved	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877529	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877529	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877531	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877531	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877531	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891831	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The first mortgage with XXX dated X/XX/XX is not recorded. The deed of trust recorded is not the Borrowers.	Provided property profile and title page	11/04/2024	Property Title Issue Resolved. First mortgage recording data documented. Condition cleared.; Document Uploaded. ; Copy of Xst lien recorded DOT dated XX/XX/XXXX provided reflects borrowers as mortgagors. However, title search in file reflects open lien dated XX/XX/XXXX in the amount of $XXX in name of non-borrowing party which is not addressed nor paid through loan proceeds. Condition remains.; Document Uploaded.	11/04/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891831	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Letter of explanation for: Inquiry X/XX/XX XXX	Evidence provided that inquiry was adequately addressed. Condition cleared.; Document Uploaded.	10/14/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891831	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891831	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891595	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/11/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Please provide property condition report after XXX.	Property Inspection Provided.; Document Uploaded.	11/05/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891595	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/11/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXXX is less than required coverage required Please provide policy that indicates XXX% replacement cost or a current replacement cost estimator that is meets or below the coverage A amount.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/05/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891595	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885130	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885130	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885130	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895916	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Noted on both the borrower's XXXX and XXXX S-Corp Tax Returns Schedule L line XX shows mortgages/notes due in less than a year. The loan file doesn't contain documentation to support from the borrower's CPA or the lender that a rollover clause is part of the liability. When deducting this from the qualifying income the borrower wouldn't qualify.	Mortgage Notes Bonds Payable less than X year require evidence to support recurring status or $X per investor guidelines. XXXX and XXXX Business Returns reflect MNB less than X year on Schedule L XX(b) and (d); therefore, this is a recurring liability. When adding a MNB on the tool for both years, a message populates: This Mortgages or Notes Payable in Less Than X Year is considered a Recurring Obligation and Will Not be Deducted from Total. The tool automatically excludes the deduction.
Guideline Detail: Adjustments to Business Cash Flow Items that can be added back to the business cash flow include depreciation, depletion, amortization, casualty losses, and other losses that are not consistent and recurring. The following items should be subtracted from the business cash flow: travel and meals exclusion, other reported income that is not consistent and recurring, and the total amount of obligations on mortgages, notes, or bonds that are payable in less than one year. These adjustments are not required for lines of credit or if there is evidence that these obligations roll over regularly and/or the business has sufficient liquid assets to cover them.	11/06/2024	The Mortgage Notes Bonds Payable less than X year are reported on both years business tax returns on Schedule L XX(b) and (d); therefore, audit agrees this is a recurring liability and it will not be deducted from the total income.; Income and Employment Meet Guidelines; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895916	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	Proof of the borrower's payment of $XXXX.XX for the borrower's rental property(XXX W Ct) Includes taxed and insurance.	Lender provided evidence the borrower's payment of $X,XXX.XX for the borrower's rental property(XXX X XX) Includes taxes and insurance. Condition cleared.	10/30/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895916	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895916	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885124	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885124	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885124	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885111	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885111	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885111	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876673	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876673	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876673	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876781	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per the guidelines, title requirements for a property located in New Jersey are an Owner’s & Encumbrance Report, QuickEQ Report, or Home Equity Property Report verifying the senior lien, and no other liens or encumbrances exist; and either a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) or an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy. Also, a Full XXX title policy may be obtained in lieu of either a RELP certificate or E&O certificate. The loan file contained only a Property Report. A RELP, Errors & Omissions certificate, or Full XXX title must be provided to meet Lender guidelines.	Title Document is fully Present; Document Uploaded.	09/27/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876781	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876781	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877570	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877570	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877570	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876768	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876768	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876768	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876564	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML Compliant	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876564	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876564	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877530	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877530	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877530	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877571	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877571	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877571	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877295	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877295	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877295	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895919	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing the Homeowner's Association documentation showing the $XXX.XX per month included by the Lender in the DTI.			Documentation provided verifying the Borrowers’ monthly payment of $XXX.XX to the Homeowner's Association. ; Document Uploaded.	11/07/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895919	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895919	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876669	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876669	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876669	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900338	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	The borrower receives XXX Disability benefits in the amount of $X,XXX.XX per month per the Award letter. The lender grossed up the entirety of these benefits to $XXXX per month. There is a XXXX statement for the XXX in file that reflects fed and other withholdings, hence the entire benefit should not have been deemed non -taxable. The qualifying XXX income is adjusted to $XXXX.XX. Audited DTI of XX.XX% exceeds Guideline DTI of XX%	The borrower receives two military-related incomes: XXX (reported on form XXXX) and XXX Disability (award letter). The borrower was qualified with the XXX Disability income of $XXXX.XX x XXX%= $X,XXX.XX. The award letter shows that the net income matches the gross income so that tells us it's not taxable.	11/15/2024	Documentation provided verify VA Disability income of $X,XXX.XX. Updated DTI of XX.XX% is less than XX% max per guidelines. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded. ; Received Client response granting exception for DTI supported by compensating factors. Exception is non-material and graded as level X/B.	11/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900338	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required XXX is $XXX,XXX	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900338	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900338	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885199	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Homeowners Insurance (e.g., HOX, condo master insurance, HXX, and all other separate perils and supplemental policies as required by Fannie Mae) A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy, Evidence of replacement cost may be demonstrated with, Guaranteed replacement cost or Replacement cost, or other similar endorsement, or Replacement cost estimator In all cases, Coverage A must meet or exceed the replacement cost indicated. No Coverage A listed.	Hazard Insurance coverage meets guideline requirement	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885199	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Lender to provide Master PUD Policy or Master Condo Policy as declaration page provided indicates condominium. Policy only cover's interior walls.	Hazard Insurance Policy is fully present; Document Uploaded.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885199	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885199	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885129	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885129	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885129	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870087	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870087	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870087	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877254	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877254	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877254	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885123	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded. ; Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XX-XXXX-XX).	10/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885123	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885123	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895921	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing	Borrower X WVOE Missing Borrower receives bonus pay which was used in qualifying for the subject loan and according to the lender's income calculator the information was pulled from a written verification of employment which was not found in the file. Please provide a copy of the written verification of employment used to determine the qualifying bonus income.			Borrower X WVOE Provided; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895921	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895921	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885110	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XXX.XX is due to increase from $XXX.XX to $XXX.XX for the Recording, Closing and Lender's Title Insurance Policy fees.	Cure package provided to borrower prior to review; exception resolved; Cure package provided to borrower prior to review; exception resolved; This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885110	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885110	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870080	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870080	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870080	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885197	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885197	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885197	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884967	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884967	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884967	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891593	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present per guidelines please provide an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
for which there is an Errors & Omissions Liability Policy.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891593	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891593	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891593	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885119	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885119	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885119	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891788	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/25/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891788	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891788	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877527	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/27/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877527	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877527	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876630	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Per guidelines Condominiums must be reviewed by CPM and must not receive an “unavailable”, “guide ineligible” or “incomplete certification” status designation. Lender to provide missing HOA questionnaire.	HOA Questionnaire Provided; Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876630	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO1502	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines Per guidelines Condominiums must be reviewed by CPM and must not receive an “unavailable”, “guide ineligible” or “incomplete certification” status designation and must be Fannie Mae warrantable (including master policy and HOX insurance requirements)	HOA Meets Guidelines; Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876630	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876630	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891783	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required ● In all cases, Coverage A must meet or exceed the replacement cost indicated	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891783	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891783	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing HOA questionnaire not required however there is no proof of current HOA fee for primary property.	HOA Questionnaire Provided; Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891783	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891782	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891782	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891782	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing . File is missing VVOE dated within XX days of closing for co-borrower.	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing complete insurance policy- Only page one of Hazard insurance policy is in the file, please upload complete policy to the file	Hazard Insurance Policy is fully present; Document Uploaded.	10/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885105	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885105	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885105	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885133	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885133	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885133	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876707	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876707	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876707	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877293	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877293	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877293	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900340	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to the increase of the discount points on LE dated XX/XX/XXXX. This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Valid COC provided; exception resolved; Valid COC provided; exception resolved; Document Uploaded.	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900340	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900340	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Title reflects the subject is in a PUD but there is no verification in the file as to what the fees or dues are, if any. Borrower did provide a letter of explanation does not pay any fees or dues need verification.	LOX provided by the Borrower stating that there is no HOA association or HOA fees for the home.	11/13/2024	Documentation provided by and signed by the Borrower, was an LOX stating that there is no HOA association or HOA fees for the subject home. ; HOA Questionnaire Provided; Document Uploaded.	11/13/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900340	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877457	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877457	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877457	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877497	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877497	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877497	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing. The WX's provided do not reflect the borrower's name. Lender to provide WX's which support the borrower and employer.	Additional documentation provided	11/06/2024	Received XXXX WX; Exception resolved.; Borrower X WX/XXXX Provided; Document Uploaded.	11/06/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876738	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876738	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876738	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885112	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885112	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885112	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877252	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . Missing the Xst lien Mortgage statement that is required for Penny Mac.	Housing History Meets Guideline Requirements; Document Uploaded.	10/14/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877252	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income X Months Income Verified is Missing . Borrower was qualified with $X,XXX.XX in commission income, but no verification of prior years receipt.	Income X Months Income Verified is Present Or Not Applicable; Document Uploaded.	10/14/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877252	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877252	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877453	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877453	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877453	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877292	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCRE9814	Credit	Missing Trust Agreement	Missing Trust Agreement.	Trust Agreement Meets Guideline Requirements; Document Uploaded.	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877292	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877292	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877494	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Acknowledged	FPRO0947	Property	External Obsolescence Present	External obsolescence present. External obsolescence present in file. Per Appraisal , the appraiser Indicated yes, but the comments state no adverse easements, It's typical for the area to have septic tanks, and no sewer lines in the are close enough to tie into the subject. No Farming at time of inspection and XXX is XXX
Exception is non-material and graded as level X/B.	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1877494	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1877494	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1870074	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870074	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	Duplicate of HPML This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870074	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings determined after review and analysis of the loan. The loan meets all applicable credit guidelines.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870074	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings determined after review and analysis of the loan. Property and valuations related findings were not identified on the loan.			Informational Only	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876766	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Acknowledged	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing.	Exception is non-material and graded as level X/B.	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876766	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Acknowledged	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Affiliated Business Disclosure Missing.	Exception is non-material and graded as level X/B.	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876766	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876766	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876766	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885029	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing	HOA Questionnaire Provided; Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885029	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Acknowledged	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing.	Exception is non-material and graded as level X/B.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	B	B	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885029	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885029	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1885029	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1870070	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870070	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870070	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876681	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required, refund in the amount of $XXX.XX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The Lender's Title Insurance fee increased from $XX.XX on the LE dated X/XX/XXXX to $XXX.XX on the CD dated X/X/XXXX which is more than XX% tolerance. There is no valid coc in the loan file for the increase.
Cure package provided; Exception downgraded to a X/B; Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876681	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876681	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877454	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.			HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877454	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877454	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870064	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870064	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870064	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877496	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877496	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877496	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/26/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Evidence August first lien mortgage payment was made.	Additional documentation provided.	11/06/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Received Verification of Mortgage documenting XX months history and evidencing August X, lien payment made. Exception resolved.; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885195	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income X Months Income Verified is Missing Missing income verification for XXX.	XXX Benefit Letter is provided and meets guideline requirements.; Income X Months Income Verified is Present Or Not Applicable; Document Uploaded.	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885195	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing income verification for XXX.	Income and Employment Meet Guidelines; Document Uploaded.	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885195	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885195	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/13/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885195	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876671	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876671	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876671	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877452	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877452	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877452	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891787	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891787	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

														While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891787	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891787	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877569	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877569	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877569	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877251	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877251	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877251	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884908	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884908	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884908	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885116	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885116	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885116	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876580	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCOM1604	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing evidence of property taxes for XXX "XXX".	The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.; Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876580	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing evidence of XX/XXXX and XX/XXXX mortgage payments for XXX "XXX". Guidelines state mortgage history must reflect XX and credit report reflects XXX last mortgage payment was XX/XXXX.	Housing History Meets Guideline Requirements; Document Uploaded. ; Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876580	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCRE1438	Credit	ATR Risk	ATR Risk ATR risk due to missing evidence of mortgage payment for XXX "XXX" XX/XXXX and XX/XXXX. Additionally, missing evidence of property taxes for XXX "XXX".	ATR Risk Resolved	10/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876580	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876580	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885087	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) Evidencing coverage under a master Residential Equity Loan Policy (MRELP)	Title Document is fully Present; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885087	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885087	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884907	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884907	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884907	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876780	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876780	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876780	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885103	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue There is another Deed recorded X/XX/XXXX in the amount of $XX,XXX.	Property Title Issue Resolved; Document Uploaded.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885103	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes, insurance, and/or HOA fees for non-subject property for XXX	A Roundpoint Mortgage Statement for the investment property was provided, verifying property taxes and hazard insurance is escrowed. There is no evidence that the property has HOA dues.; Document Uploaded.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885103	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885103	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885103	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877418	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877418	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877418	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876767	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/22/2024	Acknowledged	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. The Intent to Proceed is missing	Exception is non-material and graded as level X/B.	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876767	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876767	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876767	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1895917	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $X.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The X% tolerance violation in the amount of $X.XX is due to an increase in Transfer Taxes from $XXX.XX on the initial LE to $XXX.XX on the final CD (less the $XX.XX cure provided at closing). A valid COC was not provided. This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895917	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895917	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891693	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Per FNMA BX-X.X-XX, A military Leave and Earnings Statement dated no more than XXX days prior to the Note Date is acceptable in lieu of a standard VOE. The file contains an LES dated X/XX/XX which is within XXX days of the Note date X/XX/XX.	11/04/2024	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	11/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891693	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891693	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877290	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877290	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877290	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876682	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876682	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required, refund in the amount of $XX.XX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The closing fee increased from $XXX.XX on the LE dated X/XX/XXXX to $XXX.XX on the CD dated X/X/XXXX which is more than XX% tolerance. There is no valid coc in the loan file for the increase.	valid COC provided; Exception resolved; valid COC provided; Exception resolved; Document Uploaded.	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876682	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876682	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885126	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE7810	Credit	Title issue	Please verify the county is XXX, tax cert and flood show XXX.	County verified. ; Document Uploaded.	10/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885126	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885126	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885126	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876694	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXX Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to increase from $XX.XX to $XXX.XX for the Recording Fees.	Cure package provided to borrower prior to review; Exception resolved; Cure package provided to borrower prior to review; Exception resolved; Document Uploaded.	09/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876694	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876694	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876784	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876784	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876784	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885120	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885120	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885120	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891741	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891741	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891741	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885106	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per lender guidelines:● Installment debt, including debts with <XX months remaining, must be paid in full prior to or at closing to be excluded from DTI for qualification purposes.
There is one debt for $XXX.XX a month to XXX included on the final XXXX but not on the XXXX making th DTI go over allowable XX%	Received Client and Seller response requesting an exception for DTI to XX.XX% supported by the following compensating factors: In the home X years, retired military borrower, credit score XXX, no mortgage late payments, LTV/CLTV of XX%/XX%. Exception downgraded to a level X/B.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1885106	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Guidelines minimum coverage must be equal to the Replacement cost value.	The replacement cost of $XXX,XXX is directly from XXX insurance. The additional RCE in file is a Xrd party RCE and does not invalidate the replacement cost from
the insurer. The property must be insured and covered based on the information from XXX.	10/01/2024	Sufficient coverage provided based on RCE dated XX/XX/XXXX with replacement cost estimate of $XXX,XXX generated by property insurer. Additional RCE in file was LOB internal RCE and not considered. Condition cleared. ; The file contains RCE dated XX/XX/XXXX with replacement cost estimate of $XXX,XXX and RCE dated XX/XX/XXXX with replacement cost estimate of $XXX,XXX. Verified coverage amount of $XXX,XXX is insufficient. Condition remains.; Document Uploaded.	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1885106	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1885106	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1885142	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $XXX.XX to $XXX.XX for the Appraisal fee.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885142	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885142	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884909	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884909	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884909	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876699	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has X.X years on job. Open

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Open

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Open	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876699	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has X.X years on job. Open

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Open

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Open	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876699	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.X years on job. Open

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Open

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Open	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876699	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.X years on job. Open

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Open

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Open	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891914	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891914	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891914	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877291	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Lender has $XX per month for HOA No documentation in file to verify amount. Please provide	HOA Questionnaire Provided; Document Uploaded.	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877291	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877291	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885117	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Loan closed X/X/XX, AVM completed X/XX/XX, and Exterior Property completed X/XX/XX. Disaster declared for individual assistance in XXX X/XX/XX.	Property Inspection Provided.; Document Uploaded.	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885117	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Lender GL: In all cases, Coverage A must meet or exceed the replacement cost indicated	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885117	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885117	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The transfer taxes of $XXX.XX were increased to $XXX.XX on the CD issued X/X/XXXX. The file does not contain a valid COC for the increase of the fee.	Cure package provided to borrower prior to review; Exception resolved; Cure package provided to borrower prior to review; Exception resolved; Document Uploaded.	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891785	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/09/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX, affecting XXX, was declared on X/XX/XXXX; the AVM effective date was X/XX/XXXX; the PCI effective date was X/XX/XXXX. Provide either a post-disaster inspection report (PDI) or exterior-only inspection confirming no damages.	Property Inspection Provided.; Document Uploaded.	11/05/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891785	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML no escrow established, appraisal requirement met	HPML Compliant	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891785	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891735	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/08/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX, affecting XXX, declared on X/XX/XXXX; XXX HVE effective date was X/XX/XXXX; ServiceLink property condition report effective date was X/XX/XXXX. Provide either a post-disaster inspection report (PDI) or exterior-only report confirming no damages.			Property Inspection Provided.; Document Uploaded.	11/05/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891735	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891735	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877354	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877354	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877354	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877354	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900367	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCOM1604	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. The taxes for one of the borrower's rental properties was not confirmed. The file was missing verification of the tax payment for property Xb on the borrower's final loan application.			The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.; Document Uploaded.	11/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900367	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900367	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/28/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XX is due to increase of the closing fee without valid COC.			Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900367	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of the taxes and/or HOA dues for property Xb on the borrower's final loan application.			Property Detail Report provided for the REO in XXX, XX verifying the property taxes and explanation in regards to the HOA. ; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900367	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877289	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877289	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877289	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891739	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891739	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891739	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885102	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX. No property inspection in file.	Property Inspection Provided.; ; Document Uploaded.	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885102	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Required coverage is replacement coverage and policy does not have replacement coverage. Dwelling does not cover replacement cost.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885102	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877566	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per the guidelines, title requirements for a property located in XXX are an Owner’s & Encumbrance Report, QuickEQ Report, or Home Equity Property Report verifying the senior lien, and no other liens or encumbrances exist; and a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required. A Full XXX title policy may be obtained in lieu of a RELP certificate. The file contains an QuickEQ Report, however a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP), or a Full XXX title policy is missing from the file. This required title document must be provided.	Title Document is fully Present; Document Uploaded.	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877566	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877566	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Per Lender's guidelines. Condominiums must be Fannie Mae warrantable (including master policy and HOX insurance requirements)	HO-X Master Insurance Policy is fully present	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	A	D	A	D	B	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1876567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Per Lender's guidelines Condominiums must be reviewed by CPM and must not receive an “unavailable”, “guide ineligible” or “incomplete certification” status designation and Must be Fannie Mae warrantable (including master policy and HOX insurance requirements)	HOA Questionnaire Provided; Document Uploaded.	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	A	D	A	D	B	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1876567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Acknowledged	FPRO0947	Property	External Obsolescence Present	External obsolescence present. External obsolescence present in file for subject located near a busy road, commercial.	Exception is non-material and graded as level X/B.	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	B	B	D	A	D	B	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1876567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	A	D	B	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1895913	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to increase of the transfer taxes from $XXX.XX to $XXX.XX on Final CD dated XX/XX/XXXX. This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Cure package provided, exception downgraded to a X/B; Cure package provided, exception downgraded to a X/B; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1895913	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1895913	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885083	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885083	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885083	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891913	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Additional documentation provided.	11/06/2024	Received Property Inspection Report; Exception resolved. ; Property Inspection Provided.; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891913	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891913	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877415	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877415	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877415	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877564	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877564	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877564	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885113	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/13/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The property is located in the state of XXX, which requires a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).			Title Document is fully Present; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	A	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885113	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Acknowledged	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned consent disclosure is missing.			Exception is non-material and graded as level X/B.	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	B	B	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885113	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891784	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	; HPML Compliant	11/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891784	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $X,XXX.XX to $X,XXX.XX for the Points - Loan Discount Fee.	valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891784	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891784	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885028	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Lender's GL: In all cases, Coverage A must meet or exceed the replacement cost indicated. The coverage does not meet or exceed the replacement cost provided.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885028	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885028	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877353	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877353	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877353	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885135	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Security Deed signed at closing has a PUD Rider attached an there are HOA dues of $XX.XX a month. The appraisal has the property type as a detached single family residence.	; Document Uploaded. ; The appraisal in file does not reflect that the property type as a PUD, even though there is a PUD rider and HOA dues have been verified by the invoice in file and in the supporting docs sent. The issue is with the appraisal in file. The appraisal has the property type as a Detached Single Family Residence. Also, the appraisal does not have the PUD box checked, and HOA amount is $X.; Document Uploaded.	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885135	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	The file is missing evidence that the borrower received or acknowledged receipt of an initial CD at least X days prior to consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	initial CD and receipt date provided; Exception resolved; initial CD and receipt date provided; Exception resolved; Document Uploaded.	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885135	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The X% tolerance violation in the amount of $XXX.XX is due to an increase in the appraisal fee from $XXX.XX on the initial LE to $XXX.XX on the final CD. A valid COC was not provided. This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Cure package provided to borrower prior to review; Exception resolved; Cure package provided to borrower prior to review; Exception resolved; Document Uploaded.	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885135	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an increase in non-affiliate title charges from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file. This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	valid COC provided; Exception resolved; valid COC provided; Exception resolved; Document Uploaded.	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885135	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884906	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884906	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884906	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	11/07/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required, refund in the amount of $XX.XX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XX% tolerance violation is due to the increase of the Title - Closing Fee from $XXX.XX on the Initial LE to $XXX.XX on the final CD dated X/XX/XXXX with no valid COC or lender cure in file.	Valid COC provided; exception resolved; Valid COC provided; exception resolved; Document Uploaded.	11/07/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885115	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/06/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Estimated Replacement cost of $XXX,XXX exceeds dwelling coverage amount of $XXX,XXX.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885115	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885115	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876833	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/02/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876833	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	10/02/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876833	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876833	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877222	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XXX.XX is due to increase from $XXX.XX to $XXX.XX for the Recording, Title - Disbursement and Title - Closing Fees greater than the XX% max threshold with no valid COC or lender cure in file.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877222	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877222	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870115	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870115	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870115	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891688	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Inspection in file shows that the roof needs to be replaced, there is no evidence in file that this was cleared.	Property/Appraisal Meets Guidelines; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891688	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891688	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885086	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885086	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885086	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885141	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885141	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885141	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876783	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876783	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876783	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877350	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877350	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877350	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891876	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing hazard insurance policy. XXX screenprints in file yet missing insurer name, policy number and effective dates.	Hazard Insurance Policy is fully present; Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891876	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891876	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870102	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870102	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870102	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885114	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885114	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885114	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877413	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877413	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Duplicate of HPML	HPML Compliant	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877413	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877413	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876771	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876771	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876771	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885082	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885082	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885082	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885315	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing mortgage statement or evidence property located at XXX is owned free and clear. Homeowners insurance declarations page on page XXX. No other documents pertaining to property were not located in file.	Document provided is sufficient. Exception is resolved.; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885315	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885315	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877565	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877565	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877565	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891691	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891691	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891691	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876566	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Income for borrower after audit was less than lender. Disability income was grossed up XX% and was less than what lender figured. See income calc in file.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX%; Document Uploaded.	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876566	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876566	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885022	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885022	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885022	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885121	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded. ; Subject property county is under individual assistance from XXX (XX-XXXX-XX).	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885121	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885121	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885107	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885107	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885107	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877414	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877414	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877414	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885143	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885143	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885143	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876830	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876830	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876830	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885136	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885136	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885136	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885027	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885027	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885027	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900291	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard coverage does not meet or exceed Replacement cost coverage.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900291	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900291	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885140	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE7551	Credit	Missing Divorce Decree	Missing divorce decree or child support judgement evidencing child support payment.	Child support documentation provided, verifying $XXX paid per month.; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885140	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885140	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885140	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891870	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891870	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891870	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891738	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue There is a judgment on title from XXX for $XXXXX.XX on X/X/XXXX, title is asking a subordination, per guides subordinations are not allowed.	Property Title Issue Resolved; Document Uploaded. ; Rebutal: If the judgement does not belong to the borrower, she should have signed a Not one in the same affidavit. Please provide a copy of the Not one in the same affidavit. ; Document Uploaded.	11/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891738	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's qualifying monthly income of $X,XXX.XX was not supported. Audit used base income of $X,XXX.XX per month ($XX,XXX YTD through XX/XX/XXXX / X.XXX months).	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX%; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891738	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing	Borrower X WVOE Missing Per the guidelines a written verification of employment or year end pay stub for the variable income, the lender refers to a WVOE in file used to calculate the income but no WVOE in file.	Borrower X WVOE Provided; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891738	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891738	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891738	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870091	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870091	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870091	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885062	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885062	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885062	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE3653	Credit	Missing letter of explanation	File is missing copy of the Cash out purpose and occupancy affidavit.	All required affidavits have been provided in the file. ; Document Uploaded. ; While the Occupancy Affidavit was provided and the condition has been cleared, the loan file is still missing a copy of the Cash out purpose affidavit. Please provide.; Document Uploaded.	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/22/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb cure required. Cure of $XX.XX required. Title charges increased from $XXX on Initial LE issued XX/XX/XXXX to $XXX.XX on Final CD issued XX/XX/XXXX, which includes a new Lender's Title Insurance and State Premium Tax charge added to the final CD.. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery.	COC provided; Exception resolved; COC provided; Exception resolved; Document Uploaded.	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Please provide copy of Hazard Insurance policy covering X-XX-XX to X-XX-XX.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/12/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/12/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to the increase of the Title - Closing Fee from $XXX.XX on the initial LE dated X/XX/XXXX to $XXX.XX on the final CD without a valid COC or lender cure in file.	valid COC provided, exception resolved; valid COC provided, exception resolved; Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Guidelines require a minimum coverage amount of XXX% of the replacement cost, which was determined to be $XXX,XXX, an amount greater than the $XXX,XXX coverage A amount.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885056	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified ATR Risk: Missing Xrd Party VVOE within XX days of Note date as required by guidelines. WVOE in file yet ineligible per guidelines.	ATR: Current Employment Was Verified; Document Uploaded.	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885056	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing Xrd Party VVOE within XX days of Note date as required by guidelines.	Borrower X Xrd Party VOE Prior to Close Was Provided	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885056	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885056	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891740	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891740	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891740	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876734	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Missing Xst lien note opened XX/XXXX loan amount of $XXX,XXX. Lender provided copy of the previous note opened XX/XX/XXXX and closed XX/XXXX per credit report.			The Note for the first lien has been provided. Guidelines have been met. ; Document Uploaded.	10/04/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876734	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876734	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876679	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/22/2024	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876679	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876679	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876679	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885026	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing	Borrower X WVOE Missing Lender used OT for qualification however there is no WVOE in file to confirm the breakdown	Borrower X WVOE Provided; Document Uploaded.	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885026	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885026	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876744	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final XXXX is Incomplete Years in industry not provided.	The Final XXXX is Present; The Final XXXX is Incomplete; Document Uploaded.	09/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876744	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876744	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877348	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/26/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. The policy is dated after closing date. The insurance policy prior to the renewal was not provided.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.;	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877348	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877348	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877283	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/06/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to the property being in the state of XXX, the guidelines require a Residential Equity Loan Policy certificate (RELP), evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877283	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877283	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877498	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877498	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877498	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885139	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885139	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885139	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
														This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			; HPML Compliant	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required, refund in the amount of $XX.XX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XX% tolerance violation was due to the increase in Title - Closing Fee from $XXX.XX on the Initial LE to $XXX.XX on the final CD dated X/XX/XXXX without a valid COC or lender cure in file.			Valid COC provided; exception resolved.; Valid COC provided; exception resolved.; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Please provide proof of insurance coverage by the master association.			HO-X Master Insurance Policy is fully present; Document Uploaded. ; Unit owner policy provided, but finding cited for missing master policy. Condition cleared.; Document Uploaded.	11/15/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Please provide proof of current HOA fees in the amount of $XXX monthly.			HOA Questionnaire Provided; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			; HPML Compliant	11/07/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Consummation date is XX/XX/XXXX, however the only CD found in the file is dated XX/XX/XXXX. Missing Initial CD that was provided within X days prior to consummation.
														This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.			Initial CD provided; Exception resolved; Initial CD provided; Exception resolved; Document Uploaded.	11/07/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines please provide the following:an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
														for which there is an Errors & Omissions Liability Policy			Title Document is fully Present; A Warranty Transaction Certificate provided to cover the errors and Omissions. ; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884903	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; A Master Residential Equity Loan Policy Certificate was received. ; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884903	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884903	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891687	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891687	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Please provide master policy	HO-X Master Insurance Policy is fully present; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891687	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Please provide an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
for which there is an Errors & Omissions Liability Policy	Title Document is fully Present; A Transactional Certificate has been received to cover errors and omissions. ; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891687	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $XXXX to $XXXX.XX for the Loan Discount Fee.	valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891687	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877538	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877538	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877538	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891637	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891637	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891637	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891637	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891737	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Disaster declared XX/XX/XX; XXX for XXX; missing post disaster inspection	Property Inspection Provided.; Document Uploaded.	11/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891737	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891737	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876634	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876634	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876634	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877349	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/14/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Per Lender's guidelines a third party verbal verification of employment must be XX days from the note date.	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/12/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877349	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877349	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891686	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Property is in XXX.
o A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy
(MRELP) is required, if the subject property is located in one of the following states:
														XXX			Title Document is fully Present; Document Uploaded. A Warranty Transaction Certificate from XXX services provided. ; Document Uploaded. A Warranty Transaction Certificate from XXX services provided.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891686	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to increase from $XX.XX to $XXX.XX for the Appraisal Fee on the LE dated XX/XX/XXXX.			valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891686	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885055	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885055	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885055	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885025	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885025	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885025	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891874	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891874	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891874	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891587	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891587	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891587	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876697	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCRE1336	Credit	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing Award letter not in file. DTI is still within guidelines.	Borrower X Award Letter Provided; Borrower X Award Letter Missing; Document Uploaded.	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876697	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876697	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877499	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to the property being located in the state of XXX, the guidelines require a Residential Equity Loan Policy certificate (RELP), evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877499	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877499	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891919	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891919	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891919	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885137	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing HOA statement to support monthly HOA dues of $XXX/month. Please upload to the file.	XXX transaction history provided verifying HOA fees of $XXX/month for the subject property.; Document Uploaded.	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885137	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885137	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885319	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885319	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885319	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885053	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	The file is missing evidence that the borrower received or acknowledged receipt of an initial CD at least X days prior to consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	initial CD receipt date provided; exception resolved; initial CD receipt date provided; exception resolved; Document Uploaded.	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885053	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost is $XXX,XXX	Hazard Insurance coverage meets guideline requirement; Hazard Insurance coverage of $XXXXXX is less than required coverage required Trailing received. ; Hazard Insurance coverage of $XXXXXX is less than required coverage required Trailing received. ; Document Uploaded.	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885053	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Acknowledged	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level X/B.	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	B	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885053	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877495	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877495	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877495	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885024	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885024	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885024	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900269	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900269	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900269	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876737	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876737	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876737	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891916	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an increase in non-affiliate title charges (plus recording fee) from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file. This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	Valid COC provided; exception resolved.; Valid COC provided; exception resolved.; Document Uploaded.	10/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891916	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891916	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885138	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Hazard ins coverage is escrowed per the XXX servicing screen in file. The policy period of XX.XX.XX is continued coverage beginning the new renewal period.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885138	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885138	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing			Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing			Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Per Guidelines Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy	Hazard Insurance Policy is fully present; Document Uploaded. ; Document Uploaded.	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877537	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877537	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877537	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876764	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Xrd Party VOE is missing, please upload to the file	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876764	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876764	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877500	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877500	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877500	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895908	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% The lender used child support income of $X,XXX per month; however, the child support agreement and the deposits reflect an amount of $X,XXX per month. Therefore, the audited DTI is XX.X%.	Per FNMA BX-X.X-XX, child support is considered non-taxable and therefore can be grossed up. $XXXX x XXX% = $XXXX	11/06/2024	XXX reflect child-support income can be grossed-up XX% without having to provide documentation of its non-taxable status. Qualifying Borrower with $X,XXX in child support income. Income updated and DTI does not exceed guidelines.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895908	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895908	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876742	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered ATR Risk: Lender used $X,XXX.XX base income and $X,XXX.XX overtime income. No WVOE in file breaking down overtime for prior year. Audit matching lenders lower base income and using only $X,XXX.XX from paystub dated X/XX/XXXX labeled OT.	ATR: Reasonable Income or Assets Was Considered; Document Uploaded.	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876742	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Missing Post Disaster Inspection report for FEMA disaster XXX (Declaration Date XX/XX/XX, incident period XX/XX/XX-X/XX/XX).	Property Inspection Provided.; Document Uploaded. ; Document Uploaded.	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876742	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender used $X,XXX.XX base income and $X,XXX.XX overtime income. No WVOE in file breaking down overtime for prior year. Audit matching lenders lower base income of $X,XXX.XX and using only $X,XXX.XX from paystub dated X/XX/XXXX labeled OT for a YTD and prior year calculation of $X for a total of $.XXX.XX.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876742	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876678	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876678	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876678	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885085	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885085	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885085	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895888	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCOM1688	Compliance	Or. Rev. Stat. Ann. § 746.201 Collateral Protection Notice was not provided (Disclosure Page v2)	XXX § XXX.XXX Collateral Protection Notice was not provided. XXX § XXX.XXX Collateral Protection Notice was not provided.	XXX. § XXX.XXX Collateral Protection Notice was provided.; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895888	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895888	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900218	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost estimate of $XXX,XXX exceeds dwelling coverage amount of $XXX,XXX.	Documentation provided from insurer verifying Replacement cost coverage of XXX%.	11/14/2024	Documentation provided, verifying a minimum of XXX% of replacement cost for the homeowner’s insurance policy, meeting guidelines.; Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900218	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX disaster in XXX on XX/XX/XXXX, however, no subsequent property inspection report was found in the loan file. The Property condition report provided is dated X/XX/XXXX before disaster date.	Additional documentation provided.	11/06/2024	Received Property Inspection Report; Exception resolved. ; Property Inspection Provided.; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900218	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895907	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing AVM and Property Condition Report both reflect property as Condominium, which per Lender's guidelines. Condominiums must be reviewed by CPM and must not receive an “unavailable”, “guide ineligible” or “incomplete certification” status designation. In addition must be Fannie Mae warrantable (including master policy and HOX insurance requirements). Missing Master Policy. Also Property Condition Report reflects X units and per Lender's guidelines X-X unit properties are ineligible.	Property is a PUD, title + PUD rider in file. Original loan was delivered as a condo; however, we reached out to the HOA who confirmed they would not complete questionnaire due to status as a PUD. They were legally recorded as a PUD after last origination.	11/06/2024	In addition to the HOA response, documentation provided verifies that the HOA filed with the State of XXX, reflects “X. The type of common interest development managed by the association”, checked “A Planned Development” as the applicable box. The Property is a PUD, not Condo. Guidelines have been met.; HOA Questionnaire Provided; Document Uploaded. ; The Condo Project Advisor Feedback Certificate results re "Incomplete Assessment", as opposed to approved; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	C	A	D	A	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895907	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Homeowners Insurance (e.g., HOX, condo master insurance, HXX, and all other separate perils and supplemental policies as required by Fannie Mae) A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
Evidence of replacement cost may be demonstrated with or Guaranteed replacement cost or Replacement cost, or other similar endorsement, or Replacement cost estimator, However in all cases, Coverage A must meet or exceed the replacement cost indicated and coverage is less than Replacement Cost Estimator.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	C	A	D	A	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895907	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM1263	Compliance	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided Right of Rescission in file was not signed by the borrower. Please provide a copy of the fully executed Right of Rescission.	Executed RTC provided, exception resolved.; Right of Rescission is Provided; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	C	A	D	A	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877493	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Co Borrower did not have a VVOE done XX days prior to closing.	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X);	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877493	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Employment does not meet guidelines because of missing VVOE XX days prior to close for co borrower. Also does not meet guidelines because VVOE was missing from file that confirmed two years of employment. A prior VVOE.	Income and Employment Meet Guidelines; Document Uploaded. ; Document Uploaded.	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877493	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877493	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895890	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Please provide paystubs with all sections viewable. Paystubs do not show the full incomes that add up to the gross YTD income on the most recent paystub in file with an end date of XX/XX/XXXX. Therefore, unable to use total gross income. Also, the final XXXX reflects a start date of XX/XX/XXXX, while the VVOE in file states the Borrower has been employed since XX/XX/XXXX. Required to use previous year’s income and divide by XX months. Please provide updated VVOE reflecting correct start date or WVOE (as cited in income calculator) stating a start date of XX/XX/XXXX and with variable incomes separated. Audit qualified Borrower with income of $X,XXX.XX versus Lender's calculation of $X,XXX.XX, due to the incomplete and erroneous income and employment documentation.	WVOE and Income Calculation worksheet provided.	11/07/2024	WVOE provided in Trailing docs. Variable income verified. Updated income in LM to $X,XXX.XX.; Income and Employment Meet Guidelines; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895890	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML loan with established escrows and appraisal requirements met, downgraded to A.
																	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895890	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900368	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	; HPML Compliant	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900368	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $X,XXX.XX to $X,XXX.XX for the Points - Loan Discount Fee. The increase appears to be related to the loan amount change, however, the file does not include any documentation or COC as to when the loan amount increased.	Valid COC provided; exception resolved; Valid COC provided; exception resolved; Document Uploaded.	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900368	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900368	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876633	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876633	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876633	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885069	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885069	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885069	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885069	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876735	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876735	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876735	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877492	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified missing proof borrower is still in business	ATR: Current Employment Was Verified; Document Uploaded.	10/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877492	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Through we have tax returns for the primary borrower there is no proof the business still exists. Need XXX state license	Borrower X Xrd Party VOE Prior to Close Was Provided	10/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877492	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877492	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877515	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877515	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877515	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900264	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $X,XXX.XX to $X,XXX.XX for the Points - Loan Discount Fee.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/12/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900264	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900264	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885317	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Errors & Omissions certificate evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy	Title Document is fully Present; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885317	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885317	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877240	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877240	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877240	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885043	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885043	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885043	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885084	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885084	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885084	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885067	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885067	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885067	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885067	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877419	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877419	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877419	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885061	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885061	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885061	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885047	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. -

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885047	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. -

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885047	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. -

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891781	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VOE XX day prior to close from current employer	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891781	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines :an Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy	Title Document is fully Present; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891781	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891781	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885068	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing	HOA Questionnaire Provided; Document Uploaded.	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885068	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885068	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	; HPML Compliant	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to the increase of the Appraisal Fee on the revised LE dated X/XX/XXXX from $XX.XX to $XXX.XX, with no valid COC or lender cure in file.	valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885051	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885051	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885051	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885018	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885018	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885018	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877441	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877441	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877441	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876732	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876732	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876732	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891635	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to the property being located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under the Master Residential Equity Loan Policy (MRELP)	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891635	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891635	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891583	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Guidelines require mortgage history showing X X XX X XX on all mortgages. Missing August XXXX mortgage payment history for the first lien.	Full pay history provided to meet guidelines. Condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded.	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891583	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require mortgage history showing X X XX X XX on all mortgages. Missing August XXXX mortgage payment history for the first lien.	Full pay history provided to meet guidelines. Condition cleared.; Housing History Meets Guideline Requirements	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891583	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891583	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Missing title report.	Document Uploaded. ; Title Document is fully Present; Document Uploaded.	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891583	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891776	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor
 This is a comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891776	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor
 This is a comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891776	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor
 This is a comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884997	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final XXXX is Incomplete The lender qualified the borrower and co-borrower with a total income of $X,XXX on the XXXX. The Income Calculation Worksheet breaks out the qualifying income as $X,XXX SSI and $XXX Retirement for the borrower, plus $X,XXX Retirement for the co-borrower. However, the Final XXXX for the borrower denotes Retirement income of $XXX and Retirement income of $XXX, but a total income of $X,XXX (which is actually the $X,XXX + $XXX from the income worksheet); in addition, the Final XXXX for the co-borrower denotes Retirement income of $X,XXX (which is actually the borrower's SSI income), but a total income of $X,XXX (which is actually the $X,XXX from the income worksheet).	An updated Final XXXX has been provided, along with an updated XXXX.; The Final XXXX is Present; Document Uploaded.	10/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884997	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884997	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/17/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	Compliant HPML. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884997	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885081	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885081	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885081	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877417	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877417	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877417	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885064	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885064	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885064	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing	Non-Detached properties are not subject to project review.	11/06/2024	HOA Questionnaire is not required. HOA transaction history provided, verifies transaction details from XX/XX/XXXX-XX/XX/XXXX with quarterly dues of $XXX, or $XX.XX/monthly. ; HOA Questionnaire Provided; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870085	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870085	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870085	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870085	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891877	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891877	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891877	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877440	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877440	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877440	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891633	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/05/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891633	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891633	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877416	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877416	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877416	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891582	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891582	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891582	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885058	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885058	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885058	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885045	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX, the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; XXX Certificate received. ; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885045	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885045	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885080	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing. BX Missing most recent WX	Borrower X WX/XXXX Provided; Document Uploaded.	10/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885080	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885080	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870078	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX .

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% .

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870078	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX .

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% .

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870078	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX .

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% .

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870078	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX .

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% .

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870073	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870073	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870073	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877439	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877439	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877439	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877536	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877536	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877536	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876834	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/20/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE as required by guidelines within XX days of the Note date. A WVOE is in file, yet is not allowed per guidelines.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876834	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/20/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified ATR Risk: Missing VVOE as required by guidelines within XX days of the Note date. A WVOE is in file, yet is not allowed per guidelines.	ATR: Current Employment Was Verified	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876834	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876834	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885065	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885065	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb cure required. Cure of $XX.XX required. The lender provider settlement and recording fees increased from $XXX.XX on Initial LE issued XX/XX/XXXX to $XXX.XX on Final CD issued XX/XX/XXXX without a valid COC or cure in file. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery.	valid COC provided; Exception resolved; valid COC provided; Exception resolved; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885065	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885065	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891780	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an increase in non-affiliate title charges from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file.			Valid COC Provided; exception resolved; Valid COC Provided; exception resolved; Document Uploaded.	10/27/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891780	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891780	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877535	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877535	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877535	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877535	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/10/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required XXX $XXX,XXX + $XX,XXX=$XXX,XXX does not equal or exceed Replacement amount of $XXX,XXX	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877577	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/07/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877577	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Missing documentation to verify date the initial CD dated X/X/XXXX was delivered to Borrower. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	initial CD receipt date provided; Exception resolved; initial CD receipt date provided; Exception resolved; Document Uploaded.	10/07/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877577	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877577	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	The file is missing evidence that the borrower received or acknowledged receipt of an initial CD at least X business days prior to consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	Delivery date provided; Exception resolved; Delivery date provided; Exception resolved; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891631	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE4165	Credit	Employment Gaps in Employment Without Sufficient Explanation	Borrower's current employment is X months old and previous employment ended in September XXXX according to Final XXXX,. Loan is missing letter of explanation for the employment gap.	Gap letter for previous employment not required per guidelines for primary employment. Also, the Borrower provided her previous employers' XXXX and XXXX WX's. ; Document Uploaded.	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891631	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891631	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876628	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA - Disaster Reported for XXX Incident Period: Aug X, XXXX - Aug XX, XXXX Declaration Date: Aug XX, XXXX	Property Inspection Provided.; Document Uploaded. ; Document Uploaded.	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	A	A	C	A	B	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876628	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/24/2024	Acknowledged	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level X/B.	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	B	B	A	A	C	A	B	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876628	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Acknowledged	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Exception is non-material and graded as level X/B.	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	B	B	A	A	C	A	B	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1876628	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	A	A	C	A	B	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885314	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885314	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885314	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885049	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885049	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885049	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885134	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885134	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885134	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX, the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP). This certificate was not provided.	Title Document is fully Present; XXX Certificate received. ; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885316	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895906	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Verified DTI XX.XX/XX.XX. Property taxes were higher than what lender used. Verified property taxes $XXX.XX per month. Lender used $XXX.XX per month. Hazard insurance premium increased from $XXXX a year to $XXXX a year . They increased the dwelling amount that caused the increase in premium. With both property taxes and HOI DTI went over XX%	Per the CES Product Profile, when the first mortgage is with XXX, PITI is qualified using the Proposed Payment from the Xst Mortgage Lien Servicing Escrow Screen.	11/07/2024	Per guidelines, used the Proposed Payment from the XXX. Updated the property taxes to reflect the monthly payment amount of $XXX.XX. The updated DTI of XX.XX% meets guidelines.
																	; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895906	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895906	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885050	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885050	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885050	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885023	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885023	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885023	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877219	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/07/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877219	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/07/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877219	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/07/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876581	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3526	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. The file is missing evidence that the borrower received or acknowledged receipt of the revised LE dated X/XX/XXXX at least X days prior to consummation.	Receipt date provided; Exception resolved; Receipt date provided; Exception resolved; Document Uploaded.	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876581	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876581	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876581	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891636	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing Xrd Party VVOE within XX days of Note date per guidelines. WVOE in file dated XX/XX/XXXX > business XX days from Note date of XX/XX/XXXX.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891636	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891636	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Acknowledged	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Missing.	Exception is non-material and graded as level X/B.	10/10/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Acknowledged	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Missing.	Exception is non-material and graded as level X/B.	10/10/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877218	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877218	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877218	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895891	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to the increase of the Appraisal Fee from $XX.XX to $XXX.XX, also the addition of the Appraisal Review Fee for $XX.XX without a valid COC or lender cure in file.	Valid COCs provided; Exception resolved; Valid COCs provided; Exception resolved; This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895891	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895891	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891680	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing VOE from employer (pg XXX) dated XX/XX/XXXX, Note Date is XX/XX/XXXX.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/28/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891680	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891680	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891680	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891632	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to increase from $XXX.XX to $XXX.XX for the Closing, Title Processing, Title Sales Tax and Recording Fees.	Cure package provided; Exception downgraded to a X/B; Document Uploaded.	10/30/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891632	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891632	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877238	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877238	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/09/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877238	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877238	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891822	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891822	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891822	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/06/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	The file is missing evidence that the borrower received or acknowledged receipt of an initial CD at least X business days prior to consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	initial CD with receipt date provided; Exception resolved; initial CD with receipt date provided; Exception resolved; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Per the guidelines the verbal verification must be within XX days of the Note, the Note is dated X/XX/XX, and the verbal verification of employment was completed on X/XX/XX.	Additional documentation provided.	11/06/2024	Received Verification of Employment; Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing The original appraisal from XX/XXXX is in file and reflecting $XX.XX a month for the HOA fees but there is nothing else uploaded to support $XX.XX listed on the XXXX, Lender qualified at $XX a month but nothing in file to support this amount.	HOA Questionnaire is not required. HOA transaction history and balance history provided, verifying transaction details from XX/XX/XXXX through XX/XX/XXXX with monthly assessment payments of $XX made.; HOA Questionnaire Provided; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891589	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing master condo HOA insurance policy.	HO-X Master Insurance Policy is fully present; Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891589	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891589	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891779	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing confirmation of no HOA dues on property located at XXX. Please upload Letter from borrower confirming there are no HOA dues on borrowers investment property	Property Taxes and Hazard Insurance documents provided, verifying Property is not a Condo or PUD, therefore no indication of HOA.; Document Uploaded.	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891779	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891779	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876765	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876765	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876765	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885066	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885066	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885066	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895887	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an increase in non-affiliate title charges (plus recording fee) from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file. This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	valid COC provided; Exception resolved; valid COC provided; Exception resolved; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895887	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895887	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885060	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The property is located in the state of XXX, which requires a Residential Equity Loan Policy Certificate (RELP), evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; XXX Certificate received. ; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885060	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885060	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877533	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877533	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877533	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891588	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines please provide an Errors & Omissions certification evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor
 This is a comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor
 This is a comp factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a comp factor This is a comp factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891588	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor
 This is a comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor
 This is a comp factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a comp factor This is a comp factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891588	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor
 This is a comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor
 This is a comp factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a comp factor This is a comp factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900292	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing confirmation that there are no HOA dues on property located at XXX, please upload confirmation if there are HOA dues associated with this property ( there is no statement attached to the XXXX's.	Provided documentation confirming there are HOA dues of $XX/monthly on the property located at XXX. Negative rental income has been updated to -$XXX.XX including the HOA dues.; Document Uploaded.	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900292	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing Verification of HOA dues on subject property, please upload confirmation of Monthly HOA dues	HOA documentation provided and the subject monthly HOA payment has been updated.; Document Uploaded.	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900292	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900292	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required, refund in the amount of $XXX.XX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XX% tolerance violation is due to the increase of the Title - Closing Fee from $XXX.XX on the initial LE to $XXX.XX on the final CD dated X/XX/XXXX without a valid COC or lender cure in file.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Master Residential Equity Loan Policy Certificate Received. ; Document Uploaded.	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885048	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885048	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885048	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891778	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891778	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891778	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884963	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884963	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884963	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870069	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870069	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870069	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877532	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines . Employment does not meet guidelines because FNMA or FHLMC requires X years of employment verified and there is not a VVOE in file for borrower for previous job. Only a WX from XXXX which does not verify two years of employment.	FNMA requires X years employment history, CES guidelines require X year. Per VVOE XX months and X days as of XX/XX/XXXX. Have previous years XXXX from both employers and per FNMA guidelines if the borrower's loan application demonstrates positive factors, than that can reasonably offset the shorter income history. Borrower has several compensating factors. Requirements have been met.; Income and Employment Meet Guidelines; Document Uploaded.	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877532	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877532	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide the Xrd Party VOE for XXX.	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	; HPML Compliant	10/30/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation in the amount of $XXX.XX is due to an increase in Discount Points from $XXXX.XX to $XXXX.XX without a valid COC.	Valid COC provided; exception resolved.; Valid COC provided; exception resolved.; Document Uploaded.	10/30/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891586	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the sate of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP)	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891586	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891586	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891586	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877217	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877217	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877217	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900369	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/17/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower is SE. The Lender used all X Schedule Cs to qualify and only X listed on XXXX. Per Lender's GL: The existence of the borrower’s business must be verified within XXX calendar of the note date. Verification methods include: ○ From a third party (e.g., a CPA, regulatory agency, or an applicable licensing bureau), or ○ By verifying a phone listing address for the borrower’s business using a telephone book, the internet, or directory assistance ○ The source of the information and the name/title of the employee who obtained the information must be documented in the loan file. The VOE is missing.	Borrower X Xrd Party VOE Prior to Close Was Provided; Borrower X Xrd Party VOE Prior to Close Missing .; Borrower X Xrd Party VOE Prior to Close Missing .; Document Uploaded.	11/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% .

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900369	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/17/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Lender's GL: In all cases, Coverage A must meet or exceed the replacement cost indicated. Coverage A does not meet or exceed the replacement cost provided.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% .

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900369	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/17/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The Lender's income calculation used X.XX months, instead of X.XX months using a paystub with a pay period ending X/XX/XX. The income was adjusted for base, commission and bonus income.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX%	11/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% .

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900369	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% .

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900369	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% .

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing Appraisal, page XXX, reflects PUD. Mortgage does not reflect any riders.			The PUD Rider is Present or is Not Applicable (Property Type is Single Family Detached); Document Uploaded.	11/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required			Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885063	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885063	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885063	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877237	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877237	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877237	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876632	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876632	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1876632	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885059	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885059	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885059	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885059	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900290	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. AVM in file is for XXX, not subject property. No current valuation in file for subject property.	Appraisal is Present or is Waived; Document Uploaded.	11/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900290	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900290	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885046	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885046	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885046	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884962	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing Verification of HOA dues in the amount of $XX.XX. Please upload an HOA statement to confirm monthly dues.	XXX assessment bill provided, verifying HOA fees of $XX.XX/month for the subject property.; Document Uploaded.	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884962	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884962	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891733	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXX required: A refund in the amount of $XX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an increase in title and recording fees from $XXX.XX on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file. This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).			Cure package provided, exception downgraded to a X/B.; Cure package provided, exception downgraded to a X/B.; Document Uploaded.	10/30/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891733	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. The file is missing evidence that the borrower received or acknowledged receipt of an initial CD at least X days prior to consummation.			Delivery date provided; Exception resolved; Delivery date provided; Exception resolved; Document Uploaded.	10/30/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891733	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891733	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891729	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/12/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891729	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891729	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885318	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Provide updated Hazard Insurance policy effective date before the Disbursement Date of X/XX/XXXX	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded. ; Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.; Document Uploaded.	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885318	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885318	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885052	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.			HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885052	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885052	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877305	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877305	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877305	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891827	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891827	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XXX is due to increase from $XXX.XX to $XXX.XX for the Title Settlement/Closing Fee. A SPL wasn't provided to determine if this was a fee the borrower shopped for.	valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891827	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877442	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877442	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877442	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885039	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885039	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885039	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885039	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885020	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885020	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885020	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885057	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Provide the Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master RELP policy for the subject property.	Title Document is fully Present; XXX Certificate received. ; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885057	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885057	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885057	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885042	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender approved DTI is XX.XX% utilizing property taxes of $XXX.XX monthly; however tax information sheet and title commitment show payments of Xst half of $XXXX.XX + Xnd half of $XXXX.XX=$XX,XXX,XX/XX=$XXX.XX monthly.	Recalculated and updated property taxes to $X,XXX.XX bi-annual per documentation in file totaling $XXX.XX per month. DTI updated to XX%.; Audited DTI of XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885042	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE XX days prior to closing per guidelines, only WVOE in file.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885042	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885042	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885078	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885078	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885078	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885070	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885070	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885070	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885044	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885044	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885044	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891727	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines please provide an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy.	Title Document is fully Present	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% This would be a compensating factor. This would be a compensating factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% LTV per guidelines is XX% LTV per guidelines is XX%

Borrower has stable job time - Borrower has X.XX years on job. This is a compensating factor for this loan.
 This is a compensating factor for this loan.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891727	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% This would be a compensating factor. This would be a compensating factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% LTV per guidelines is XX% LTV per guidelines is XX%

Borrower has stable job time - Borrower has X.XX years on job. This is a compensating factor for this loan.
 This is a compensating factor for this loan.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891727	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% This would be a compensating factor. This would be a compensating factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% LTV per guidelines is XX% LTV per guidelines is XX%

Borrower has stable job time - Borrower has X.XX years on job. This is a compensating factor for this loan.
 This is a compensating factor for this loan.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877371	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide VOE XX days prior to close.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877371	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877371	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891825	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891825	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891825	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891777	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per lender income calc, lender used paystub/WVOE with pay period end date of X/X/XX; however, we do not have documentation in the loan file to support this. The most recent paystub in the loan file with pay period ending X/XX/XX reflects total YTD figure of XX,XXX.XX with no breakdown reflected on the paystub. Using borrower's base hourly rate to calculate qualifying base income since it is more conservative than the current YTD average calculation. Additionally, Xst lien escrow analysis reflects $XXX.XX/mth for MI, however, lender did not include this in the total monthly payment. This along w/ the exclusion of overtime income that the lender included but did not document results in a DTI that exceeds the guideline allowable DTI of XX%.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891777	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891777	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884960	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCOM1688	Compliance	Or. Rev. Stat. Ann. § 746.201 Collateral Protection Notice was not provided (Disclosure Page v2)	XXX § XXX.XXX Collateral Protection Notice was not provided.	XXX § XXX.XXX Collateral Protection Notice was provided.; Document Uploaded.	10/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884960	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884960	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877469	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877469	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877469	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877438	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877438	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877438	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891685	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and met appraisal requirements. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891685	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891685	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877287	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877287	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877287	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877235	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877235	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877235	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877286	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing . Missing VVOE within XX days of Note date per guidelines.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877286	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877286	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877362	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877362	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877362	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895878	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing all pages for the renewal policy dated XX/XX/XXXX.	Hazard Insurance Policy is fully present; Document Uploaded.	11/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895878	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per Guidelines, the mortgage payment history must reflect XXX and it must be verified utilizing SSE for all mortgages regardless if they are the subject mortgage or other REO when serviced by XXX. Please provide evidence of August, XXXX payment utilizing SSE for the existing Xst lien mortgage with XXX Loan Services.	Housing History Meets Guideline Requirements; Document Uploaded.	11/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895878	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895878	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885072	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885072	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885072	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $X to $XXX.XX for the XXX Completion. The LC for $XX.X was not enough to cover the full amount.
Cure package provided within XX days of discovery; exception downgraded to a X/B; Document Uploaded.	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885271	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885271	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885271	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884989	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884989	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884989	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877285	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/26/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Audited income for borrowers came in lower than lenders calculated income. Lender used $X,XXX.XX per month for Borrower's retirement income, but award letter verifies monthly benefit of $X,XXX.XX.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/13/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877285	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/27/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $X.XX to $XXX.XX for the Application Fee. A valid COC was not provided in the loan file.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/07/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877285	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891823	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% XXXX in file reflects All Other Monthly payments of $X,XXX.XX. Actual, All Other Monthly payments are $X,XXX.XX bringing the DTI to XX.XX%.			Documentation provided verifying BX paid off his XXX Personal loan which had a balance of $XX,XXX.XX and monthly payment of $XXX. Audit's re-calculation of All Other Monthly Payments Used in Qualifying matches Lender's calculation of $X,XXX.XX. Audited DTI of XX.XX% is less than Guideline DTI of XX%.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded. ; Document Uploaded.	10/25/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891823	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891823	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877544	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877544	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877544	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891731	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/10/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891731	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891731	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884976	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884976	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884976	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891681	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/30/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891681	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines please provide an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
for which there is an Errors & Omissions Liability Policy.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891681	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Acknowledged	FPRO1501	Property	HOA Questionnaire is Incomplete	HOA Questionnaire incomplete Please provide proof of current HOA fees	Exception is non-material and graded as level X/B.	11/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	B	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891681	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1877361	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877361	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877361	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900289	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing No VVOE XX days prior to closing. TWN in file is dated XX/XX/XXXX which is greater than XX business days prior to Note date of XX/XX/XXXX.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900289	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900289	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884956	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884956	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884956	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884956	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884941	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884941	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884941	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891868	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant- Appraisal requirement met This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891868	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891868	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891684	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891684	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891684	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885038	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885038	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885038	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891670	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The loan closed using a total of $XXX.XX for the co-borrowers monthly second home PITI. Evidence of taxes and insurance being escrowed for this property was not found in file. Including the monthly hazard insurance payment of $XXX a month, the total second home PITI is $X,XXX.XX. Resulting in a DTI of XX.XX%. Evidence of monthly payment being escrowed for property XXX is needed.	Mortgage Statement was provided verifying the taxes and insurance are escrowed. The monthly mortgage payment including the taxes and insurance is $XXX. The DTI no longer exceeds guidelines.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	11/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891670	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The loan file is missing evidence of escrow for property XXX. A Mortgage statement for this property is needed. If a mortgage statement can not be provided showing escrowed, please provide tax certification for this property and evidence of yes/no HOA payment. A Realquest property report was found in file but was for a property not listed on the XXXX.	XXX was provided for the property verifying it's escrowed. ; Document Uploaded.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891670	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891670	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877384	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing	Borrower X WVOE Missing Lender used WVOE to calculate income. Unable to calculate bonus income used to qualify.	Borrower X WVOE Provided; Borrower X WVOE Missing; Document Uploaded.	10/17/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877384	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing taxes XXX	Xnd Level Review, Client provided documentation sufficient to clear. ; Document Uploaded.	10/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877384	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Letter of explanation for inquiry with XXX X/X/XX	Xnd Level review, client provided clarification sufficient to clear ; Document Uploaded. ; Document Uploaded.	10/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877384	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877384	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891819	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Hazard insurance policy missing please provide proof of insurance.	Hazard Insurance Policy is fully present; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	D	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891819	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $ is less than required coverage required unable to verify missing insurance policy.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	C	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891819	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
for which there is an Errors & Omissions Liability Policy	Title Document is fully Present; Warranty Transaction Certificate received. ; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	D	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891819	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Acknowledged	FPRO0947	Property	External Obsolescence Present	External obsolescence present. External obsolescence present in file: Property report states the following:The subject is located in close proximity to the busy street
This will be a negative influence. The adverse negative
externalities will affect the subject’s marketability
Exception is non-material and graded as level X/B.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	B	B	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891819	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1891718	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891718	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891718	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877236	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877236	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877236	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877230	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877230	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877230	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900370	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX (XXX) - XX/XX-XX/XX - Declared Disaster on XX/XX/XXXX. PCI in file dated XX/XX/XXXX	Property Inspection Provided.; Document Uploaded.	11/25/2024	Borrower has stable job time - Borrower has X.X years on job. Comp factor
 Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor
 Comp factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor Comp factor	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900370	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Guidelines require that a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) since property is location in XXX.	Title Document is fully Present; Document Uploaded.	11/12/2024	Borrower has stable job time - Borrower has X.X years on job. Comp factor
 Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor
 Comp factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor Comp factor	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900370	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has X.X years on job. Comp factor
 Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor
 Comp factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor Comp factor	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877360	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877360	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877360	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877360	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891730	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The loan file doesn't contain documentation to support the borrower's commission income, two year history and continuance. This has been removed from the qualifying income resulting in the DTI exceeding XX%	Updated commission income to $X,XXX.XX using YTD paystubs and previous year WX. WVOE is not required. Recalculated DTI is XX.XX%, no longer exceeding guidelines. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/30/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891730	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Commission income was used to qualify the borrower however a WVOE could not be located in the loan file to support a two year history of receipt and continuance. The commission income used by the lender underwriter is not supported.	Income and Employment Meet Guidelines; Document Uploaded.	10/30/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891730	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. The insurance is escrowed.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891730	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891730	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885019	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885019	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885019	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885003	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885003	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885003	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877337	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877337	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877337	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE1155	Credit	Subject Property Address on Note does not match Insured Property Address	Subject Property on Note does not match Insured Property Address XX does not match the note, deed, XXX.	Subject Property on Note matches Insured Property Address; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Insurance coverage is less than replacement cost and insurance does not have replacement cost coverage.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified No Verbal VOE was done for borrower XX days prior to close.	ATR: Current Employment Was Verified	10/09/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Verbal VOE missing for borrower X within XX days of closing.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/09/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Employment does not meet guidelines because verbal VOE was not done within XX days of closing for borrower.	Income and Employment Meet Guidelines	10/09/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884985	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884985	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884985	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884958	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/03/2024	Resolved	FCOM1688	Compliance	Or. Rev. Stat. Ann. § 746.201 Collateral Protection Notice was not provided (Disclosure Page v2)	XXX § XXX.XXX Collateral Protection Notice was not provided.	XXX § XXX.XXX Collateral Protection Notice was provided.; Document Uploaded.	10/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884958	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884958	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884958	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884953	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884953	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884953	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884938	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: AVM in file does not have a date.	Property/Appraisal Meets Guidelines; Document Uploaded.	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884938	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884938	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded.	11/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $ZERO to $XXX.XX for the Application fee. A COC is required to determine if this is a valid change.	valid Coc provided; Exception resolved; valid Coc provided; Exception resolved; Document Uploaded.	11/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA disaster declared after loan closed and before TPR review. no post disaster inspection	Property Inspection Provided.; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891906	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891906	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891906	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885041	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885041	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885041	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877503	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877503	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877503	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877503	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891628	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891628	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891628	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885021	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required The coverage amount is less the the RCE of $XXX,XXX.XX	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885021	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885021	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885021	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877543	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.			Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877543	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.			Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877543	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877385	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Hazard insurance documentation provided started in X/XX. Prior year insurance was not provided.	Hazard Insurance Policy is fully present; Document Uploaded.	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877385	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Insurance declaration page for previous year not in file.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877385	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Coverage does not cover replacement cost.	Hazard Insurance coverage meets guideline requirement	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877385	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877385	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885005	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885005	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885005	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885269	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885269	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885269	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891581	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891581	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891581	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891678	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Please provide property condition report after XXX XXX.	Property Inspection Provided.; Document Uploaded.	11/04/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891678	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Please provide documentation for XXX% or guaranteed replacement cost. Replacement cost estimator exceeds coverage A.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891678	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884988	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884988	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884988	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884959	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to the property located in the state of XXX the guidelines required a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP)	Title Document is fully Present; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884959	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884959	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885013	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in XXX, guidelines require a Residential Equity Loan Policy Certificate(RELP) evidencing coverage under a Master Residential Equity Loan Policy(MRELP)	Title Document is fully Present; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885013	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885013	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $X,XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $X,XXX.XX is due to increase of the discount points on LE dated XX/XX/XXXX without valid COC.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Xst lien escrow analysis on pgXXX reflects wind $XXX.XX & misc assessment $XXX.XX, however, there is no documentation in the loan file to support this.	Miscellaneous assessment: XXX Municipal Utility District MUD tax Borrower has homeowners insurance, Wind insurance, property taxes and annual MUD tax.	11/05/2024	Updated PITIA with documentation provided. Added annual wind tax on insurance pg and adjusted mud tax amount on other monthly housing expense.; Document Uploaded.	11/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884935	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE1964	Credit	Missing income documentation	File is missing a WVOE to support use of overtime income.	Per guidelines a WVOE is not required to calculate variable income. YTD paystub and XXXX WX year’s earnings support the Lender's calculation. ; Document Uploaded.	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884935	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE1363	Credit	Borrower 2 WVOE Missing	Borrower X WVOE Missing WVOE BX missing on file or other means of determining the variable income.	Borrower X WVOE Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884935	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884935	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885040	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885040	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885040	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885079	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885079	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885079	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885079	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885071	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885071	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885071	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870065	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870065	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870065	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/12/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884986	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884986	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884986	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877541	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877541	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877541	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891627	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/05/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891627	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891627	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891818	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML loan with established escrows and met appraisal requirements.	; HPML Compliant	10/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891818	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an increase in non-affiliate title charges (plus recording fee) from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file.	Valid COC provided; exception resolved.; Valid COC provided; exception resolved.; Document Uploaded.	10/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891818	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891818	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877381	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877381	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877381	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891768	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Missing A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy			Document Uploaded. ; Title Document is fully Present	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891768	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Downgraded			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891768	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884975	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884975	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884975	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877411	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877411	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877411	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884954	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884954	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884954	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877356	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877356	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877356	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only;	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884940	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to increase for the Appraisal Fee $XX to $XXX.XX on the revised LE dated X/X/XXXX with no valid COC or lender cure in file.
valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884940	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884940	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891912	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891912	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891912	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891626	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891626	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891626	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877300	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877300	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877300	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891816	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% - Missing previous year paystub or WVOE to verify Bonus income history and continuance, therefore, Audit excluded the income from DTI	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/28/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891816	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891816	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884965	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing WVOE provided. Per Lender's GL: VVOE dated within XX business days of close ○ Email VOE is eligible (per Fannie Mae requirements) ○ Written VOE, most recent paystub, and current bank statements are ineligible	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884965	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884965	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885016	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885016	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885016	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885001	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885001	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885001	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877502	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. no HOI in file to support the prior dates	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.; Document Uploaded.	10/08/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877502	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877502	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900288	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard coverage does not meet or exceed replacement cost of $XXX,XXX			Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/13/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900288	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRLP)			Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900288	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900288	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884996	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884996	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884996	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877335	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Lender to provided documentation for other payment in the amount of $XX.XX reflected on XXXX			Lender provided documentation, verifying that the $XX.XX reflected as Other on the XXXX in the monthly housing expense is the reserve requirement, which was included in error. This was deleted from the housing expense per the guidelines.; Document Uploaded.	10/11/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877335	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per Fannie Mae guidelines require verification of Bonus or Overtime to Obtain the following documents: a completed Form XXXX, or the borrower’s recent paystub and IRS W-X forms covering the most recent two-year period. Missing XXXX/WX for XXX.			Income and Employment Meet Guidelines; Document Uploaded.	10/11/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877335	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/01/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877335	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870114	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870114	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870114	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1870114	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884982	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884982	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884982	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891683	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Reviewer unable to locate Borrower X Xrd Party VOE Prior to Close in file.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/30/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891683	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property location in the State of XXX (XXX) the guidelines require a Residential Equity loan Policy Certificate (RELP) evidencing coverage under a master Residential Equity loan policy (MRELP). Reviewer did not locate documentation in file.	Title Document is fully Present; Document Uploaded.	10/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891683	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891683	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891672	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891672	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891672	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895874	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost estimator in file in the amount of $XXX,XXX calculator date X/XX/XX. Second replacement cost estimator from Travelers Insurance in the amount of $XXX.XXX date cost date X/XXXX. Please provide updated replacement cost calculator.	Per the Insurance Agent, Travelers Insurance estimates the replacement cost at $XXX,XXX plus policy has XX% extended coverage + XX% ordinance = $XXX,XXX. The property has more than sufficient coverage	11/07/2024	The hazard insurance reflects Additional Replacement Cost Protection Coverage with XX% of Coverage A-Dwelling Unit. Guidelines are met.; Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895874	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895874	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877542	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877542	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877542	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877542	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877382	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877382	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877382	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891773	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. A XXX Payment history could not be located in the loan file.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded.	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891773	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891773	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885011	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885011	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885011	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884937	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884937	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884937	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884964	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884964	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing PUD Rider in file, page XXX, is missing the Xrd page.	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Document Uploaded.	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884964	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884964	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885076	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885076	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885076	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891907	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Property is located in the state of XXX and per the guidelines a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy is required.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891907	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891907	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884998	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Disaster Reported for XXX Incident Period: Sep XX, XXXX and continuing. Declaration Date: Sep XX, XXXX	Property Inspection Provided.; Document Uploaded.	10/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884998	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884998	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884995	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884995	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884995	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891629	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891629	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891629	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877579	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877579	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877579	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877301	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877301	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877301	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884961	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/13/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The property is located in the State of XXX., which requires a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884961	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/12/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884961	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/12/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884961	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877427	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877427	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877427	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891863	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX, the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Document Uploaded. ; Title Document is fully Present	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891863	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891863	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885074	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885074	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885074	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885074	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885312	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885312	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885312	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900220	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing SE VOE is missing. Per Lender's GL: The existence of the borrower’s business must be verified within XXX calendar of the note date. Verification methods include: ○ From a third party (e.g., a CPA, regulatory agency, or an applicable licensing bureau), or ○ By verifying a phone listing address for the borrower’s business using a telephone book, the internet, or directory assistance ○ The source of the information and the name/title of the employee who obtained the information must be documented in
the loan file	Borrower X Xrd Party VOE Prior to Close Was Provided	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900220	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900220	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% Audit CLTV calculation based on using a Xst lien balance of $XXX,XXX from the most recent servicing docs in file. Lender's calculation was based on a Xst lien balance of $XXX,XXX which was not supported in the file.	Received Client response requesting an exception for CLTV to XX.XX% supported by the following compensating factors: XXX FICO, X.X years on job. Exception downgraded to a level X/B.	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1895902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1895902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1895902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1877336	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877336	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877336	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884990	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender calculated Borrower's DFAS retirement incorrectly. Lender utilized $X,XXX per month. However, XXXX reflects taxable distribution of $XX,XXX.XX = $X,XXX.XX per month.			Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded. ; Document Uploaded.	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884990	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $-XXXXX are less than Guideline Required Reserves of $X. . Borrowers have XX day balance accounts totaling $XX,XXX; however insufficient assets documented. Cash out from subject transaction was $XX,XXX.XX. No reserves are required			Audited Reserves of $ are equal to or greater than AUS Required Reserves of $X.; Audited Reserves of $-XXXXX are less than Guideline Required Reserves of $X.; Document Uploaded. ; Document Uploaded. ; Document Uploaded.	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884990	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	finding-3540	Compliance	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Missing evidence that the initial CD was provided to the consumer. This loan failed the revised closing disclosure delivery date test (no waiting period required). ( XX CFR §XXXX.XX(f)(X)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §XXXX.XX(f)(X)(ii), if the disclosures provided under §XXXX.XX(f)(X)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction.			; Document Uploaded. ; out of scope; exception resolved; Document Uploaded. ; out of scope; exception resolved; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884990	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Provide evidence of insurance prior to the loan's disbursement date.			Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884990	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877540	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877540	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877540	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884977	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/05/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Borrower was given bonus income when what was received is one-time bonus in XXXX and nothing to prove it will continue. Year end paystub from XXXX shows no bonus paid in previous year. Did not give bonus income.	Document provided is sufficient. Exception is resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884977	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884977	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884977	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891909	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891909	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891909	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877380	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877380	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877380	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884957	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884957	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884957	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885006	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing WVOE in file dated X/X/XX. Per Lender's GL: VVOE dated within XX business days of close
○ Email VOE is eligible (per Fannie Mae requirements) ○ Written VOE, most recent paystub, and current bank statements are ineligible	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885006	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885006	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885213	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885213	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885213	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885073	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885073	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885073	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884992	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884992	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884992	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885015	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885015	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885015	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885015	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877359	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The loan file is missing the Third Party VOE.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877359	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877359	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891574	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/30/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.			Property Inspection Provided.; Document Uploaded.	11/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891574	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891574	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891867	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Disaster occured after loan closed , per management require a Post Disaster inspection	Property Inspection Provided.; Document Uploaded.	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	A	A	A	C	A	B	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891867	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Acknowledged	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level X/B.	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	B	B	A	A	C	A	B	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891867	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	A	A	A	A	C	A	B	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891864	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891864	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891864	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891719	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891719	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891719	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895876	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX happened as loan was being originated. XXX qualified for individual assistance.	Property Inspection Provided.; Document Uploaded.	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895876	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XXX.XX is due to an increase in non-affiliate title charges (plus recording fee) from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895876	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885264	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885264	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885264	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885264	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884917	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884917	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884917	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXXXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXXXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXXXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891667	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Downgraded.	HPML Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891667	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891667	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/14/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required: Cure of $XX.XX as the title charges exceed the aggregate plus XX%. The increase is due to the change in Settlement fee from $XXX to $XXX. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.	valid COC provided; Exception resolved; valid COC provided; Exception resolved; Document Uploaded.	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877231	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877231	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877231	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE4165	Credit	Employment Gaps in Employment Without Sufficient Explanation	Coborrower's current employment is X months old and per final XXXX, previous employment ended in May XXXX. Loan file is missing documentation to verify the employment termination date to determine if employment gap exists.	Gap letter for previous employment not required per guidelines for primary employment.; Document Uploaded.	11/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	10/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an increase in non-affiliate title charges (plus recording fee) from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file.	Valid COC provided; exception resolved; Valid COC provided; exception resolved; Document Uploaded.	10/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891905	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877422	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877422	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877422	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877422	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900287	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required minimum XXX% of replacement cost is required for the homeowner's insurance policy	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900287	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900287	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885308	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885308	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885308	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900219	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Provide evidence of mortgage statement, taxes, insurance and any HOA dues for the investment property located at XXX.	Mortgage statement and LOX for HOA dues provided for REO located on XXX.	11/11/2024	Mortgage statement and LOX for HOA dues provide for REO located on XXX Monthly mortgage statement reflects monthly payment of $XXX which includes verification that property taxes and hazard insurance are escrowed. LOX provided verified that there is no HOA at property.; Document Uploaded. ; Provide evidence of property taxes and hazard insurance for the investment property located at XXX, or if escrowed, please provide the mortgage statement verifying taxes and insurance are escrowed.; Document Uploaded. ; Provide evidence of mortgage statement, taxes, insurance and any HOA dues for the investment property located at XXX. The Documentation provided was for the subject primary property and not the investment property.; Document Uploaded.	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900219	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed Provide signed tax returns by both borrowers.	Borrower X Tax Returns Are Signed; Document Uploaded.	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900219	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Provide evidence of a minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.	Hazard Insurance Policy is fully present; Hazard Insurance Policy Partially Provided; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900219	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Provide hazard insurance with sufficient coverage prior to disbursement date.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900219	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900219	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884947	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Provide the verbal verification of employment prior to closing.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884947	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884947	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891723	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines please provide an Errors & Omissions certificate evidencing the loan is covered under the Service Agreement for which there is an Errors & Omissions Liability Policy.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Guidelines allow up to XX% LTV and we are currently under
 Guidelines allow up to XX% LTV and we are currently under

Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor since minimum score is XXX and we have a XXX This is a comp factor since minimum score is XXX and we have a XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Maximum DTI is XX% and we are under the threshold at this point. Maximum DTI is XX% and we are under the threshold at this point.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% CLTV is XX% and we are currently at a XX.XX$% CLTV is XX% and we are currently at a XX.XX$%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891723	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Downgraded	HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Guidelines allow up to XX% LTV and we are currently under
 Guidelines allow up to XX% LTV and we are currently under

Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor since minimum score is XXX and we have a XXX This is a comp factor since minimum score is XXX and we have a XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Maximum DTI is XX% and we are under the threshold at this point. Maximum DTI is XX% and we are under the threshold at this point.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% CLTV is XX% and we are currently at a XX.XX$% CLTV is XX% and we are currently at a XX.XX$%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891723	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Guidelines allow up to XX% LTV and we are currently under
 Guidelines allow up to XX% LTV and we are currently under

Borrower has stable job time - Borrower has XX.XX years on job. This is a comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor since minimum score is XXX and we have a XXX This is a comp factor since minimum score is XXX and we have a XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Maximum DTI is XX% and we are under the threshold at this point. Maximum DTI is XX% and we are under the threshold at this point.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% CLTV is XX% and we are currently at a XX.XX$% CLTV is XX% and we are currently at a XX.XX$%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900371	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Issue with BX Pension income. It does meet the income requirements per FNMA it states:" If retirement income is paid in the form of a distribution from a XXXK, IRA, or XXX retirement account, determine whether the income is expected to continue for at least X years after the date of the mortgage application". Issue is all we have is a XXXX from State of XXX for a pension. no documents to prove whether or not he meets this criteria above(is it from a stock, IRA etc) we dont know. So based on what is provided, we would need some sort of document to prove the type of Pension account to see if he meets or does not meet this criteria per FNMA selling guide.	Response: I googled XXX Division of Pensions and Benefits and the website appears to be for the benefit of current and retired state employees. This is a true pension, not a distribution from a XXX pensions are typically paid for the life of the retiree.	11/18/2024	Documentation has been reviewed and guidelines have been met.; Income and Employment Meet Guidelines; Document Uploaded.	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900371	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900371	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885017	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885017	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885017	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891869	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1891869	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1891869	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Open	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX on XX/XX/XXXX, however, the property condition inspection in file is dated XX/XX/XXXX before the disaster date.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	C	C	C	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1885000	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML loan with established escrows and appraisal requirements met, downgraded to A.
HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885000	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885000	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877576	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877576	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877576	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877424	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877424	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877424	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891578	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML loan with established escrows and met appraisal requirements.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891578	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891578	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/06/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA XXXb Cure required. Refund in the amount of $XXX.XX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The X% tolerance violation is due to the Application Fee for $XXX.XX was added on the revised LE dated X/X/XXXX with no valid COC or lender cure in file.
This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/06/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891722	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891722	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891722	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877421	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877421	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877421	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884991	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884991	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884991	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891669	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Audit liabilities are higher than lender liabilities by $XX.XX. This amount is the total of two student loans, $XX.XX and $XX.XX excluded by lender.			Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891669	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891669	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895877	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The appraisal was completed before the incident period end date, XXX will require a post-disaster inspection confirming the property is free of damage.	Property Inspection Provided.; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895877	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Consummation date is XX/XX/XXXX, however the only CD found in the file is dated XX/XX/XXXX. Missing Initial CD that was provided within X days prior to consummation.
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	Initial CD delivery date provided; Exception resolved; Initial CD delivery date provided; Exception resolved; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895877	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900372	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation in the amount of $XXX.XX is due an increase in the Appraisal fee from $XXX.XX on LE X/XX/XXXX to $XXXX.XX on LE X/X/XXXX, without a valid COC.			Valid COC provided; exception resolved.; Valid COC provided; exception resolved.; Document Uploaded.	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900372	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Downgraded.			; HPML Compliant	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900372	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900372	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891866	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891866	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891866	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884978	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884978	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884978	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891815	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891815	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891815	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900263	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The tolerance violation in the amount of $XX.XX is due to increase of the closing fee on the final CD dated XX/XX/XXXX.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/10/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900263	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900263	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891724	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	property is PUD. We are missing the verification of HOA dues on the subject property	The XXX Pay Assessment has been provided for the Reston Association members.; Document Uploaded.	10/28/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891724	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891724	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900246	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing	HOA Questionnaire Provided	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900246	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing please provide.	Condo Approval is provided.; Document Uploaded. ; Exception is non-material and graded as level X/B.	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	B	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900246	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Please provide per guidelines an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
for which there is an Errors & Omissions Liability Policy.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900246	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891865	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891865	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891865	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885014	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885014	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885014	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Guidelines require X X XX X XX mortgage history on all open mortgages. Missing first lien mortgage history for August XXXX.	Full pay history provided to meet guidelines. Condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require X X XX X XX mortgage history on all open mortgages. Missing first lien mortgage history for August XXXX.	The transaction history (VOM) for the Xst lien was provided, verifying payments made through closing date,and through November XXXX payment, with no late payments.; Housing History Meets Guideline Requirements; Document Uploaded.	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900257	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant- Appraisal requirement met	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891622	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891622	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891622	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Co-borrower's employment not properly verified.	ATR: Current Employment Was Verified; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Co-borrower stated employment for X years since XX/XX/XXXX on loan application; however, WVOE in file reflects start date of XX/XX/XXXX with total length of employment of X months and X days. No additional verification in file.	Income and Employment Meet Guidelines; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891820	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891820	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891820	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877472	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877472	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877472	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885007	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885007	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XXX is due to increase from $XXX.XX to $XXX.XX for the Settlement/Closing Fee.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885007	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885007	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900373	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900373	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $X to $XX for the Lenders Title Insurance Policy and $X to $XX.XX for the State Premium Tax. A COC is required to determine if this was a valid change.	Cure package provided within XX days of discovery; Exception downgraded to a X/B; Document Uploaded.	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900373	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900373	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1885212	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885212	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885212	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877511	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877511	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877511	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884923	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884923	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884923	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891769	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant- Appraisal requirement met This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891769	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891769	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885002	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885002	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885002	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884984	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	The file is missing evidence that the borrower received or acknowledged receipt of an initial CD at least X days prior to consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.			receipt date provided; Exception resolved; receipt date provided; Exception resolved; Document Uploaded.	10/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884984	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884984	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884955	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines: ● Owner’s & Encumbrance Report, QuickEQ Report, or Home Equity Property Report verifying the senior lien, and no other liens or encumbrances exist; and an Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy
Title Document is fully Present; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884955	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884955	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877507	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877507	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877507	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $X.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $X.XX is due to increase in transfer taxes on X/X/XXXX LE.	Cure package provided within XX days of discovery; exception downgraded to a X/B; Document Uploaded.	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
1900248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%	Received Client and Seller response requesting an exception for DTI to XX.XX% days supported by the following compensating factors: XX.XX% CLTV, XXX FICO. Exception downgraded to a level X/B.	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
1900248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE1964	Credit	Missing income documentation	The final XXXX indicates BX has an additional source of income of $X,XXX.XX that was used in the loan qualification; however, this source of income was not documented in file. Provide income verification according to guidelines to support this source of income.	Lender removed unverified income from qualifying income. DTI exception granted. ; Lender provided updated XXXX and updated XXXX removing undocumented income of $X,XXX.XX per month from qualifying DTI. However Lender requalified loan with DTI of XX.XXX% based on borrower pension income of $X,XXX.XX per month. Borrower's pension income documented in file is $X,XXX.XX per month and taxable. Borrowers do not qualify as DTI exceeds XX% max based on borrower income of $X,XXX.XX per month and co-borrower income of $X,XXX.XX per month. Condition remains.; Document Uploaded.	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
1900248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Acknowledged	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Provide a corrected XXXX Transmittal Summary reflecting all three sources of qualifying income that is listed on the final XXXX.	Exception is non-material and graded as level X/B.	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
1900248	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
1891625	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property is located in a county declared by FEMA as a disaster area on XX/XX/XXXX and eligible for Individual Assistance with no subsequent property Inspection. The incident period: X/XX/XXXX and continuing. The property condition inspection was completed on XX/XX/XXXX, before the incident occurred. Please provide a post disaster inspection confirming the property is free of damage.	Property Inspection Provided.; Document Uploaded.	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891625	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891625	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Unable to locate evidence of the XXX used by lender listed on final XXXX in the amount of $X,XXX.XX			Income and Employment Meet Guidelines; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895875	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885210	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Loan file was missing the Residential Equity Loan Policy Certificate evidencing coverage under a Master Residential Equity Loan Policy for the state of XXX.	Title Document is fully Present; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885210	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Guidelines require a minimum of XXX% replacement cost to be covered by the Coverage A insurance reflected on the policy. The Replacement Cost Estimate is reflected at $X,XXX,XXX with Coverage A totaling $XXX,XXX in coverage. Provide an updated policy with sufficient coverage.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/17/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885210	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885210	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885077	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885077	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885077	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877547	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877547	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877547	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877270	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877270	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877270	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891770	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891770	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891770	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891770	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891675	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891675	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891675	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900232	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			; HPML Compliant	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900232	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $XX.XX to $XXX.XX for the Appraisal Fee.			Cure package provided, exception downgraded to a X/B.; Cure package provided, exception downgraded to a X/B.; Document Uploaded.	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900232	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900232	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1884999	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884999	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884999	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900260	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8728	Credit	Missing Payment History	Missing most recent mortgage account statement for second home property (XXX).	Credit report, Hazard Insurance and Property Tax Assessment provided for the second home	11/15/2024	Documentation provided verifying the PITIA for the Xnd home.; Document Uploaded.	11/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900260	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. No copy of effective hazard insurance policy provided prior to closing and disbursement date.			Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900260	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900260	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900260	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891580	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891580	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891580	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891814	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891814	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891814	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900244	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Downgraded	; HPML Compliant	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900244	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy or refund check, proof of delivery or valid COC. The tolerance violation in the amount of $XXX.XX is due an increase in Discount Points from $XXXX.XX on LE X/XX/XXXX to $XXXX.XX on Final CD and an increase in Transfer taxes from $XXX.XX on CD X/X/XXXX to $XXX.XX on Final CD X/X/XXXX.	COC provided indicates loan amount changed on XX; exception resolved; COC provided indicates loan amount changed on XX; exception resolved;Document Uploaded. ; Document Uploaded. ; The valid COC was provided for the increase in Title-Closing Fee and for the increase in Discount Points and have been resolved, however, the Transfer Taxes increased $XX.XX from $XXX.XX to $XXX.XX on the final CD and no valid COC or lender cure was provided. Exception remains.; This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900244	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Lender's GL: In all cases, Coverage A must meet or exceed the replacement cost indicated. Coverage A does not meet or exceed the replacement cost provided.	Provided current hazard insurance with an effective date of XX/XX/XXXX and Dwelling Protection of $XXX,XXX. Allstate included as part of the XX/XX/XXXX policy the Estimated Home Replacement cost of $XXX,XXX.	11/13/2024	Hazard Insurance coverage meets guideline requirement; Document Uploaded. ; The most recent homeowners Replacement Cost Estimate in file is dated XX/XX/XXXX for $XXX,XXX. The hazard insurance in file does not include Replacement Cost Coverage and the Estimated Home Replacement cost is dated XX/XX/XXXX. Please provided evidence of Replacement Cost Coverage or an updated and/or recent Replacement Cost Estimator reflecting a value which Coverage A does meet or exceed.; Document Uploaded.	11/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900244	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/30/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required: Cure of $XXX.XX required for increase in Closing fee from $XXX.XX to $XXX.XX. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing. The fee is testing within XX% tolerance due to missing the Settlement Providers List.	Valid COC provided; exception resolved; Valid COC provided; exception resolved; Document Uploaded.	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900244	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877229	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877229	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required ● A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
● In all cases, Coverage A must meet or exceed the replacement cost indicated	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877229	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation is due to the increase in the Title - Closing Fee from $XXX.XX on the Initial LE dated X/X/XXXX to $XXX.XX on the final CD dated X/XX/XXXX without a valid COC in file.	valid coc provided; Exception resolved; valid coc provided; Exception resolved; Document Uploaded.	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877229	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891720	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX; disaster declared XX/XX/XX; XXX for XXX; missing post disaster inspection	Additional documentation provided	11/06/2024	Received Property Inspection Report. Exception resolved.; Property Inspection Provided.; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891720	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891720	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884994	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884994	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884994	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884980	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884980	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXX required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. The Closing fee increased on Final CD dated X/XX without a valid COC provided.	Valid COC provided; Exception resolved; Document Uploaded.	10/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884980	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing Xrd Party VVOE within XX days of close. WVOE in file yet ineligible per guidelines.	ATR: Current Employment Was Verified; Document Uploaded.	10/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884980	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing Xrd Party VVOE within XX days of close. WVOE in file yet ineligible per guidelines.	Borrower X Xrd Party VOE Prior to Close Was Provided	10/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884980	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877468	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877468	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877468	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884896	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884896	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884896	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885009	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885009	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885009	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885215	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885215	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885215	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884925	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884925	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884925	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891903	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant- Appraisal requirement met This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891903	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891903	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877320	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877320	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877320	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885075	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885075	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885075	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900262	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required RCE is $XXX,XXX, coverage amount of $XXX,XXX is insufficient.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900262	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900262	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891862	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891862	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891862	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891862	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885313	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	10/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885313	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XXX.XX is due to increase from $XXX to $XXX for the Recording Fee and added fee of State Premium Tax of $XX.XX and $X.XX that wasn't disclosed until the Final CD. A valid COC or cure were not in the file.	Cure package provided to borrower prior to review; exception resolved; Cure package provided to borrower prior to review; exception resolved; Document Uploaded.	10/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885313	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885313	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884993	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884993	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884993	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891767	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX, affecting XXX, declared on X/XX/XXXX; AVM effective date was X/X/XXXX; PCI effective date was X/X/XXXX. Provide either a post-disaster inspection report (PDI) or exterior-only inspection report confirming no damages.	Property Inspection Provided.; Document Uploaded.	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891767	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891767	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891674	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/14/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891674	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891674	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884979	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884979	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884979	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900247	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Lender credit decreased from $XXX.XX on initial LE X/X/XXXX to $X.XX on re-disclosed LE X/X/XXXX, without a valid COC or Rate Lock.	Valid COC provided; exception resolved; Valid COC provided; exception resolved; Document Uploaded.	11/14/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900247	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900247	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891899	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877338	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877338	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877338	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877338	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877491	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/25/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Provide VVOE dated within XX business days of close	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877491	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/25/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Total loan amounts $XX,XXX + $XXX,XXX = $XXX,XXX more than the Hazard Insurance coverage of $XXX,XXX.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877491	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877491	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895897	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing	Borrower X WVOE Missing Lender calculated income from WVOE. Unable to locate in file.	Borrower X WVOE Provided; ; Lender provided income worksheet. Income worksheet reflects that borrower's variable pay was documented with WVOE which has not been provided and not documented in file. Condition remains.; Document Uploaded.	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895897	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Lender guidelines: In all cases, Coverage A must meet or exceed the replacement cost indicated. Coverage A does not meet or exceed the replacement cost provided.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895897	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895897	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884897	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884897	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884897	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885008	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885008	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885008	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877506	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877506	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877506	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877506	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891817	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891817	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891817	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885214	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885214	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885214	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877546	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877546	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877546	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877546	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884926	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884926	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884926	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885004	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885004	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885004	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885004	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing VOE Missing on file	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to Property Located in the State of XXX. The Guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP)	Title Document is fully Present	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891902	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877387	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877387	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877387	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884983	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884983	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884983	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Guidelines require mortgage history of X X XX X XX for all mortgages. Missing mortgage payment history for August XXXX for first lien.			Full pay history provided to meet guidelines. Condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require mortgage history of X X XX X XX for all mortgages. Missing mortgage payment history for August XXXX for first lien.			Full pay history provided to meet guidelines. Condition cleared.; Housing History Meets Guideline Requirements; Document Uploaded.	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX, the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).			Title Document is fully Present; Document Uploaded. ; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891861	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891861	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891861	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891771	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891771	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891771	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885012	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885012	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885012	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900261	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . XXX Loan Agreement/Promissory Note reflects a payment of $XXX.XX that the lender did not include in the DTI calculation. As a result, DTI exceeds maximum.	Received Client response granting exception for DTI supported by compensating factors. Exception is non-material and graded as level X/B.; Document Uploaded.	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900261	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900261	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1877410	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE1150	Credit	Subordination Agreement is Missing	Missing Subordination Agreement Title search reflects a XXX for XXX recorded X/XX/XXXX	The XXX panels are reported as a XXX instrument on the title report and won’t be subordinated like a mortgage lien. The Subordination agreement is N/A and the Lender guidelines have been met.; Subordination Agreement is Present; Missing Subordination Agreement; Document Uploaded. ; Document Uploaded.	10/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877410	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/26/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender's guidelines are silent on overtime/bonus income. Per Fannie Mae guidelines Bonus and Overtime income require the following documents a completed Form XXXX, or the borrower’s recent paystub and IRS W-X forms covering the most recent two-year period. DTI will exceed XX% max without documentation for overtime.	Income and Employment Meet Guidelines; Document Uploaded.	10/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877410	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877410	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884934	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884934	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884934	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884927	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA website shows county listed under individual assistance after XXX need property inspection.	Property Inspection Provided.; Document Uploaded.	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884927	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb cure required. Cure of $XXX.XX required. The Title - Closing Fee increased from $XXX.XX on Initial LE issued XX/XX/XXXX to $XXX.XX on the Final CD issued XX/XX/XXXX and exceeded the XX% tolerance. Missing a valid COC or lender cure in file. Please provide a valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery.	valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884927	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900245	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXX required: A refund in the amount of $XX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. The X% tolerance violation in the amount of $XX.XX is due to an increase in discount points from $XXX.XX on the initial LE to $XXX.XX on the final CD. A valid COC or evidence of when loan amount increased was not provided.	Valid COC provided; exception resolved; Valid COC provided; exception resolved; Document Uploaded.	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900245	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900245	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900245	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884913	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884913	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884913	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/24/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).			Property Inspection Provided.; Document Uploaded.	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% . Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% . Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891900	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% . Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891620	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891620	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891620	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885270	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
														This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885270	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885270	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884987	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884987	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884987	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891721	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891721	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891721	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884974	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% DTI is slightly higher than lenders due to higher monthly property taxes.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884974	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% DTI is slightly higher than lenders due to higher monthly property taxes.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884974	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% DTI is slightly higher than lenders due to higher monthly property taxes.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877303	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877303	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877303	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900259	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Lender to provide updated AVM to show actual date of the AVM	Property/Appraisal Meets Guidelines; Document Uploaded.	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900259	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP)	Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900259	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884952	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% There is variable income of OT and bonus listed on the final XXXX but there is only one paystub and X years WX's there is no way to determine what the prior years income was or if there is a continuance.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	10/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884952	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884952	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-2502	Compliance	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891904	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884936	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884936	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884936	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884930	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884930	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884930	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877334	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877334	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877334	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891665	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891665	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891665	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884911	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884950	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE6914	Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Per Lender's guidelines evidence of Borrower's Eligibility is required. Lender to provide a copy of driver's license or Patriot Act Information form	Borrower X Citizenship Documentation Provided or Not Required; Document Uploaded.	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884950	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Per Lender's guidelines evidence of Borrower's Eligibility is required. Lender to provide a copy of driver's license or Patriot Act Information form	Borrower X Citizenship Documentation Provided or Not Required; Document Uploaded.	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884950	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884950	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XXX.XX is due to an increase in non-affiliate title charges from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file. This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	COC with explanation that it was a confirmed mapping error provided; Exception resolved; COC with explanation that it was a confirmed mapping error provided; Exception resolved; Document Uploaded. ; Document Uploaded. ; COC provided was not dated within X days of the date it was disclosed or the file is missing the disclosure dated within X business days of the change
; Document Uploaded.	10/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE9549	Credit	Missing Credit Report Supplement	The lender acknowledged a XXX revolving credit card with an unpaid balance of $XX,XXX.XX and a monthly payment of $XXX.XX which does not appear on the credit report, nor is there a supplement or other documented evidence of the monthly debt.	XXX billing statement verified the terms of liability with a current balance of $XX,XXXX.XX and a monthly payment of $XXX.XX.; Document Uploaded.	10/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884939	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884939	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884939	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891614	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891614	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891614	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891676	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is comp factor. This is comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is comp factor. This is comp factor.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% This is comp factor. This is comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is comp factor. This is comp factor.

																			Borrower has stable job time - Borrower has X.XX years on job. This is a comp factor. This is a comp factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891676	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is comp factor. This is comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is comp factor. This is comp factor.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% This is comp factor. This is comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is comp factor. This is comp factor.

																			Borrower has stable job time - Borrower has X.XX years on job. This is a comp factor. This is a comp factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891676	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is comp factor. This is comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is comp factor. This is comp factor.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% This is comp factor. This is comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is comp factor. This is comp factor.

																			Borrower has stable job time - Borrower has X.XX years on job. This is a comp factor. This is a comp factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required A minimum of XXX% of replacement cost is required for the homeowner's insurance policy.			Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884920	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891901	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877545	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877545	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877545	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877545	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884891	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VOE XX days prior to closing please provide	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/16/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884891	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884891	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884981	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884981	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884981	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891621	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891621	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891621	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885010	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to increases from $X.XX to X.XX for the Flood Certification Fee and $XXX.XX to $XXX.XX for the Transfer Taxes.			Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Document Uploaded.	10/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885010	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885010	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Additional documentation provided.	11/06/2024	Received Property Inspection Report; Exception resolved. ; Property Inspection Provided.; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877386	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877386	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877386	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891765	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891765	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891765	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900243	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE1118	Credit	Borrower 1 Deed of Trust Signature does not match Note	Borrower X Signature does not match Note Signature page is missing	Borrower X Signature matches Note	11/12/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900243	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM4028	Credit	Missing evidence Mortgage/Deed of Trust will be recorded	Missing evidence of Mortgage recording	Evidence of Mortgage Recording is present or Mortgage has been sent for Recording	11/12/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900243	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Missing page X, XX and XX	The Deed of Trust is Present and Complete; Document Uploaded.	11/12/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900243	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required The Required coverage should be $XXX,XXX.XX and is short$XX,XXX.XX. Lender to provide a updated insurance dec page to support coverage.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900243	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900243	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877269	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877269	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877269	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present per guidelines:an Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy.	Title Document is fully Present; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885265	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891714	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891714	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891714	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884928	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884928	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884928	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891895	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an increase in non-affiliate title charges from $XXX.XX ($XXX.XX x XX%) on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file. This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	valid COC provided, exception resolved; valid COC provided, exception resolved; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891895	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891895	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884914	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower X CPA Letter Missing The loan file didnt contain a CPA letter with the X yr tax returns.	Borrower X CPA Letter Provided; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884914	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed The borrower's tax returns are not signed.	Borrower X Tax Returns Are Signed; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884914	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884914	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-2502	Compliance	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884914	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of CA, the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877409	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877409	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877409	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891673	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing Patriot Act Disclosure or Personal Identification document.	Borrower X Citizenship Documentation Provided or Not Required; Document Uploaded. ; Document Uploaded.	10/28/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891673	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost estimate amount of $XXX,XXX exceeds dwelling coverage of $XXX,XXX.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/28/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891673	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891673	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891898	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891618	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891618	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891618	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing Master policy			HO-X Master Insurance Policy is fully present; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1895873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Acknowledged	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Missing Condo approval			Exception is non-material and graded as level X/B.	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	B	B	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1895873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.			HPML Compliant	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1884942	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884942	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884942	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891854	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing Mortgage Statement for Investment Property XXX, Proof of Taxes, Insurance and HOA if applicable.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891854	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891854	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877475	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Could not locate hazard insurance with prior year effective date.			Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	10/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877475	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877475	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885211	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present o A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy
(MRELP) is required, if the subject property is located in one of the following states:
XXX	Title Document is fully Present; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885211	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885211	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891576	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891576	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891576	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877514	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877514	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877514	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877514	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877404	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877404	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877404	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884922	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884922	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884922	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891668	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891668	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891668	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877302	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877302	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877302	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891616	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891616	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891616	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895893	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Lender qualified borrower with $X,XXX.XX per month in overtime income. However, YTD overtime income and prior year overtime income were not documented. Three paystubs only reflect weekly overtime amounts of $XXX.XX, $XX.XX and $XXX.XX which do not support amount used by Lender nor show history of receipt.	Provided WVOE and Income Worksheet.	11/07/2024	WVOE provided verifying the Borrower's base and variable income used to qualify.; ATR: Reasonable Income or Assets Was Considered; Document Uploaded.	11/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895893	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895893	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891811	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement Cost estimator shows total replacement cost for the home is $XXX,XXX which exceeds dwelling coverage of $XXX,XXX.			Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891811	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert			Property Tax Cert Provided; Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891811	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891811	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Property Inspection Provided.; Document Uploaded.	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891575	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877227	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877227	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877227	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884894	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884894	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884894	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877425	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing VVOE is missing. A WVOE was completed X/XX/XX. Per Lender's GL: VVOE dated within XX business days of close ○ Email VOE is eligible (per Fannie Mae requirements) ○ Written VOE, most recent paystub, and current bank statements are ineligible
Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877425	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877425	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884888	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884888	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884888	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884874	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884874	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884874	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884866	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1884866	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXX required: A refund in the amount of $XX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. The XX% tolerance violation in the total amount of $XX.XX is due to an addition of Lender’s title and State Premium tax fees on the final CD. A valid COC was not provided in the loan file.	Cure package provided; Exception downgraded to a X/B; Document Uploaded.	10/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1884866	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1884866	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900226	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard insurance does not meet or exceed the replacement cost.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/13/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900226	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900226	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895861	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Invoice/ Bill only in file.	Hazard Insurance Policy is fully present; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895861	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895861	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884860	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884860	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884860	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891666	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891666	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891666	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877474	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877474	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877474	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884854	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. Missing the date the initial CD was provided to the consumer.	initial CD with receipt date provided; exception resolved; initial CD with receipt date provided; exception resolved; Document Uploaded.	10/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884854	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884854	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884933	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884933	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884933	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884921	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884921	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884921	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877513	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Lender's GL: In all cases, Coverage A must meet or exceed the replacement cost indicated	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877513	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877513	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877333	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877333	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877333	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891615	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891615	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891615	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891809	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXX Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to increase from $XXX.XX to $XXX.XX for the Transfer Taxes with no valid COC or cure in file.	Valid COC provided; exception resolved.; Valid COC provided; exception resolved.; Document Uploaded.	10/30/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891809	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891809	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900350	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Borrower's final loan application lists a property owned on XXX in XXX with a value of $XX,XXX and taxes, insurance and assessments of $XX.XX per month. No evidence in file this property is owned free and clear and no evidence of the $XX.XX fee in file.	Property Detail Report provided for Property: Evidence free and clear. Taxes $XX.XX. The $XX used to qualify may have been an original estimate	11/14/2024	Property Detail Report provided reflect XXX is Free and Clear vacant lot with taxes of $XXX.XX /yr= $XX.XX/mo. Using Lender's more conservative calculation.; Document Uploaded.	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900350	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900350	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per the guidelines, title requirements for a property located in XXX are an Owner’s & Encumbrance Report, QuickEQ Report, or Home Equity Property Report verifying the senior lien, and no other liens or encumbrances exist; and a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required. A Full XXX title policy may be obtained in lieu of a RELP certificate. The file contains an QuickEQ Report, however a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP), or a Full XXX title policy is missing from the file. This required title document must be provided.	Title Document is fully Present; Document Uploaded.	10/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877268	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891663	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891663	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb cure required. Cure of $XX.XX required. Title charges were added on the revised LE issued X/XX/XXXX with no COC. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery.	Cure package provided; Exception downgraded to a X/B; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891663	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891663	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900356	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing copy of property taxes and or property hazard insurance for Non-OO Property (XXX), totaling $XXX.XX per final XXXX.	Property is owned free and clear and homeowner is not required to carry insurance. To be conservative we used an estimate.	11/20/2024	Verification of TIA provided. Condition cleared.; Document Uploaded. ; Verification of property taxes in the amount of $XX.XX per month provided; however, missing verification of hazard insurance premium for this property. Borrower disclosed TIA of $XXX.XX per month. Condition remains.; Document Uploaded.	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900356	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900356	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891810	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891810	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891810	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877407	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877407	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877407	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900333	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant- Appraisal requirement met	; HPML Compliant	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900333	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $X.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the total amount of $X.XX is due to an increase in (non-affiliate) title and recording fees from $XXX.XX on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file.	Cure package provided prior to initial review, exception resolved.; Cure package provided prior to initial review, exception resolved.; Document Uploaded.	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900333	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900333	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Document Uploaded. ; HPML Compliant	11/04/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time -

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; HPML Compliant	11/01/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time -

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation to support debt associated with property located at XXX , please upload taxes, insurance, payments or anything associated with this property to support liabilities in the amount of $XX.XX per month. XXXX shows X.XX, but underwriter added $XX.XX	Documentation was provided to support Net Monthly Rental loss of -$X.XX for the property located at XXX in XXX, XXX. Audit re-reviewed the Borrowers’ consumer debts and added BX’s revolving XXX account with a $XXX balance, $XX payment and $X,XXX credit limit to the credit liabilities.; Document Uploaded.	10/28/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time -

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XXX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The appraisal fee of $XX.XX was increased to $XXX.XX on the CD issued X/X/XXXX. The file does not contain a valid COC for the increase of the fee.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time -

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891573	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time -

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891655	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost estimator from XXX cost data as of X/XXXX $XXX,XXX, Xnd cost estimator date X/X/XX $XXX,XXX both are over the Coverage A $XXX,XXX	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891655	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891655	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885310	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.			HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885310	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885310	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891662	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891662	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891662	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884890	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884890	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884890	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891759	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A.
														This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891759	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891759	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884943	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884943	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884943	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX, the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP). This certificate was not provided.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891567	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877423	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877423	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877423	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891617	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891617	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891617	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884871	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884864	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Title Document is fully Present; Document Uploaded.	10/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884864	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Guidelines require copy of the most recent mortgage statement for the first lien mortgage.	Escrowed mortgage Statement provided; Document Uploaded.	10/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884864	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884864	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884858	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884858	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884858	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891608	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb cure required. Cure of $XX.XX required. The Lender added a Lender's Title Insurance Policy fee of $XX.XX and a Title - State Premium Tax fee of $XX.XX on the final CD issued X/X/XXXX with no COC. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery.	Cure package provided; Exception downgraded to a X/B; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891608	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891608	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891807	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891807	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891807	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877471	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877471	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877471	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891566	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP)	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891566	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891566	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884931	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884931	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884931	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884918	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885309	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885309	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885309	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884949	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884949	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884949	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884949	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891660	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891660	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891660	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877510	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877510	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877510	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884876	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884876	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884876	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891607	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines please provide Errors & Omissions certificate evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor This is a comp factor

Borrower has stable job time - Borrower has X.X years on job. This is a comp factor
 This is a comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is a comp factor
 This is a comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% This is a comp factor
 This is a comp factor
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891607	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor This is a comp factor

Borrower has stable job time - Borrower has X.X years on job. This is a comp factor
 This is a comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is a comp factor
 This is a comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% This is a comp factor
 This is a comp factor
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891607	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor This is a comp factor

Borrower has stable job time - Borrower has X.X years on job. This is a comp factor
 This is a comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is a comp factor
 This is a comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% This is a comp factor
 This is a comp factor
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891801	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891801	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891801	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884868	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Please provide an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
for which there is an Errors & Omissions Liability Policy as required guidelines.	Transactional certificate and Quick EQ Report meet title requirements for subject Xnd lien and Xst lien in XXX.; Title Document is fully Present; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884868	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884868	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900349	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required			Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900349	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900349	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900231	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Dwelling does not meet or exceed replacement cost of $XXX,XXX	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/13/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900231	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900231	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891619	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891619	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891619	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891857	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			; HPML Compliant	11/08/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891857	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing required per Guidelines			Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Document Uploaded.	10/30/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891857	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required. Refund in the amount of $XX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The settlement fee of $XXX.XX was increased to $XXX.XX on the CD issued X/XX/XXXX. The file does not contain a valid COC for the increase of the fee.			valid COC provided, exception resolved.; valid COC provided, exception resolved.; Document Uploaded.	10/30/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891857	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884862	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.			HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884862	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.			HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884862	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884862	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/18/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% XXX Disability income was not grossed-up, since documentation not provided to show non-taxable income. Also, the Xst lien note is showing P&I $X,XXX.XX. Lender used $X,XXX.XX from Servicing Data. There is no modification provided to use the lower amount.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded. ; Document Uploaded.	11/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/18/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXXX.XX is less than required coverage required Per Lender's GL: In all cases, Coverage A must meet or exceed the replacement cost indicated. Coverage A does not meet or exceed the replacement cost provided.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/18/2024	Resolved	FCRE1964	Credit	Missing income documentation	Missing tax returns or other documentation to verify non-taxable income for XXX disability income.	; Document Uploaded.	11/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/18/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes, insurance and/or HOA for the Following: XXX	; Document Uploaded. ; Document Uploaded.	11/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900374	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.			HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891762	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing	Borrower X WVOE Missing The lender underwriter used Shift Differential and overtime to qualify the borrower and a WVOE was not provided to support the continuance of the income and two year history. Lender to provide.	WVOE is not required for variable income. The Borrower’s recent paystub and IRS W-X form covering the most recent year period meets income guidelines.; Borrower X WVOE Provided; Document Uploaded.	10/30/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891762	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The lender underwriter used the borrower's overtime income and shift differential to qualify the borrower and the loan file doesn't have a WVOE to support the continuance and two year average.	Income and Employment Meet Guidelines; Document Uploaded.	10/30/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891762	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891762	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884932	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $X,XXX.XX to $X,XXX.XX for the Points - Loan Discount fee.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	10/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884932	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884932	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891568	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891568	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891568	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900355	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Guidelines require for a VVOE to be obtain at least XX days prior to closing and this was not provided in file. TWN in file is dated XX/XX/XXXX which is greater than XX business days prior to Note date of XX/XX/XXXX.
Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor.

Borrower has stable job time - Borrower has X.X years on job. This is a comp factor.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% This is a comp factor.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900355	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Guidelines require a DTI of XX% or less. Original UW erroneously grossed up XXX disability benefit which is not acceptable per guidelines which led to a higher income at underwriting. Thus the current impact on the DTI.	Received Client response granting exception for DTI supported by compensating factors. Exception is non-material and graded as level X/B.	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor.

Borrower has stable job time - Borrower has X.X years on job. This is a comp factor.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% This is a comp factor.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900355	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines Since property is located in XXX a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy
(MRELP)	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor.

Borrower has stable job time - Borrower has X.X years on job. This is a comp factor.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% This is a comp factor.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900355	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Downgraded	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor.

Borrower has stable job time - Borrower has X.X years on job. This is a comp factor.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% This is a comp factor.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900355	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Downgraded	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor.

Borrower has stable job time - Borrower has X.X years on job. This is a comp factor.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% This is a comp factor.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900355	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor.

Borrower has stable job time - Borrower has X.X years on job. This is a comp factor.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% This is a comp factor.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1895846	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8728	Credit	Missing Payment History	credit report shows the liability for borrower #X with XXX Loan XXX with the balance $XXXXX. it is missing the monthly payment. Lender used $XXXX.XX as monthly payment. We are missing the verification of the monthly payment.	Installment loan agreement, with TIL reflecting payment, provided.; Document Uploaded.	11/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895846	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895846	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900230	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Evidence of Business existence has been provided. However, missing verification of phone listing and source of the information and the name/title of the employee who obtained the information. Per Lender's must be documented in the loan file	The requirement for name/title of employee who obtained the information applies to verbal VOE's as a quality control measure. In this case, the VOE was pulled from the internet.	11/14/2024	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900230	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Hazard documentation provided missing evidence of premium amount	Hazard Insurance Policy is fully present; Document Uploaded.	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900230	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900230	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891654	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).	Document Uploaded. ; Property Inspection Provided.; Document Uploaded.	11/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891654	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891654	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884919	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884919	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884919	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891851	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891851	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891851	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885311	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885311	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885311	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891802	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891802	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891802	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900353	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The AVM report did not show a photo of the subject property. The photo provided was only of a wooded area.	Property/Appraisal Meets Guidelines	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900353	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900353	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877226	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Acknowledged	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The esigned document provided doesn't show the borrower completed the e-consent.	Exception is non-material and graded as level X/B.	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877226	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877226	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877406	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/26/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Unable to locate final VOE	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877406	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877406	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884945	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE1118	Credit	Borrower 1 Deed of Trust Signature does not match Note	Borrower X Signature does not match Note Missing pages X-X including signature /notary pages	Borrower X Signature matches Note; Document Uploaded.	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884945	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE1119	Credit	Borrower 2 Deed of Trust Signature does not match Note	Borrower X Signature does not match Note Missing pages X-X including signature /notary pages	Borrower X Signature matches Note	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884945	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing evidence of payment or updated credit supplement showing X/X/XX payment X x XX to support XxXXxXX mortgage history.	Housing History Meets Guideline Requirements; Document Uploaded.	10/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884945	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884945	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884872	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884872	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884872	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884865	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to the property being located in the state of XXX, the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP)	Title Document is fully Present; Document Uploaded.	10/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884865	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884865	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884865	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891754	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891754	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891754	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor. This is a comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is a comp factor. This is a comp factor.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a comp factor. This is a comp factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor. This is a comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is a comp factor. This is a comp factor.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a comp factor. This is a comp factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is a comp factor. This is a comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is a comp factor. This is a comp factor.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is a comp factor. This is a comp factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891713	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891713	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891713	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900227	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXXX.X is less than required coverage required The replacement cost estimate is missing. Therefore required coverage cannot be determined.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900227	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900227	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891846	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891846	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891846	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900229	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900229	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900229	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900229	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891855	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891855	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891855	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	11/06/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to the increase from $XXX.XX to $XXX.XX for the Transfer Taxes on the final CD dated X/X/XXXX with no valid COC or lender cure in file..	Received copy of PCCD dated XX/XX/XX from the client for testing. Exception resolved as CD is dated prior to discovery date.; Document Uploaded.	11/06/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	11/06/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895859	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891712	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891712	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891712	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877288	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877288	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877288	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900352	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% SSI was not calculated correctly at origination and the DTI was over XX% at origination per final XXXX in file.	Received Client response granting exception for DTI supported by compensating factors. Exception is non-material and graded as level X/B.	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job. Borrower has X.X years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900352	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Missing RELP	Document Uploaded. ; Title Document is fully Present	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job. Borrower has X.X years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900352	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job. Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900352	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job. Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1877266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877266	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891659	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891659	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891659	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877298	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877298	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877298	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884929	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884929	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884929	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891813	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a full XXX title policy or the errors & omissions certificate evidencing the loan is covered under a Service Contract Agreement both missing from the loan file.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891813	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891813	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884915	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Missing proof of the new Monthly HOA amount of $XXX all documentation in file show $XXX when property was appraised in XXXX. Questionnaire not required but need above proof.	HOA Questionnaire Provided; Document Uploaded.	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy SUbject is a PUD but missing mater policy.	HO-X Master Insurance Policy is fully present; Document Uploaded.	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1885307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891710	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891710	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891710	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891710	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891656	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in XXX. XXX is listed under XXX for FEMA	Property Inspection Provided.; Document Uploaded.	11/08/2024	Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891656	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891656	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884946	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884946	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884946	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891805	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Owner’s & Encumbrance Report, QuickEQ Report, or Home Equity Property Report verifying the senior lien, and no other liens or encumbrances exist; and A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy
(MRELP) is required since property is located in XXX.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is a comp factor
 This is a comp factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% This is a comp factor This is a comp factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891805	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is a comp factor
 This is a comp factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% This is a comp factor This is a comp factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891805	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is a comp factor
 This is a comp factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% This is a comp factor This is a comp factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884873	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884867	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884867	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884867	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884861	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884861	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884861	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891763	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loa Policy Certificate (RELP) evidencing under a Master Residential Equity Loan Policy (MRELP)	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891763	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891763	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884855	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884855	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884855	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891711	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891711	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891711	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900228	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing The lender is reflecting an HOA fee of $XX.XX per month per the XXXXX but no verification of the amount in file.	HOA Questionnaire Provided; Document Uploaded. ; Document Uploaded.	11/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900228	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to the property being located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Document Uploaded. ; Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900228	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900354	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900354	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900354	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891613	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891613	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891613	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900331	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA XXX required: Refund in the amount of $XX cure package; PCCD with LOE, copy of refund and proof of delivery or valid COC. The appraisal fee increased from $XXX to $XXX on LE dated XX/XX/XXXX. This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Valid COC provided; exception resolved; Valid COC provided; exception resolved; Document Uploaded.	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900331	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900331	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891850	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCOM1263	Compliance	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided The Notice of Right to Cancel is misprinted and illegible. Please provide copy of executed, legible Right of Rescission forms for both borrowers.	Legible RTC provided for all borrowers, exception resolved.; Right of Rescission is Provided; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891850	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891850	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891850	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required. Refund in the amount of $XX.XX; cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The closing fee increased from $XXX to $XXX on final CD issued XX/XX/XXXX.	valid COC provided; Exception resolved; valid COC provided; Exception resolved; Document Uploaded.	11/13/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900307	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877408	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.			HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877408	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.			HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877408	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877408	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900375	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900375	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900375	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900376	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Borrower does not have one year continuous employment. Borrower has been on current job for four months. Prior to that there is a one year and seven month gap, then employment for seven months, then a nine month gap, and then seven months of employment. Borrower to provide a letter of explanation and lender to provide income calculations for approval per guidelines.	Nothing in CES product profile or FNMA guidelines that indicate the borrower must have X-year continuous employment. FNMA BX-X.X-XX. Additionally, FNMA does not have an employment gap policy. Though the employment is sporadic, a two-year history has been provided.	11/17/2024	Income and Employment Meet Guidelines; Document Uploaded.	11/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900376	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900376	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Missing a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) as required for properties in the state of XXX per Guidelines.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per Guidelines, the mortgage payment history must reflect XXX and it must be verified utilizing SSE for all mortgages regardless if they are the subject mortgage or other REO when serviced by XXX. Please provide the mortgage payment history for the previous XX months utilizing SSE for the existing Xst lien mortgage with XXX Loan Services.	Additional documentation provided.	11/07/2024	Received Servicing Mortgage History for XX months; Exception resolved.; Housing History Meets Guideline Requirements; Document Uploaded.	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895856	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884924	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884924	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884924	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891799	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891799	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891799	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900326	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided For hazard insurance we only have a proposed quote. Please provide the declaration page to verify the actual coverage and premium amount.	Hazard Insurance Policy is fully present; Document Uploaded.	11/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900326	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900326	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884895	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884895	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884895	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891752	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891752	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891752	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877473	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877473	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877473	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884893	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884893	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884893	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891758	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb cure required:
Refund in the amount of $XX.XX
The XX% tolerance violation in the amount of $XX.XX is due to an increase in the Mortgage Recording fee from the LE to CD; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XX.XX.

Cure package provided, exception downgraded to a X/B.; Cure package provided, exception downgraded to a X/B.; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891758	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1891758	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1877512	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Please provide a copy of the Title policy	Title Document is fully Present; Document Uploaded.	10/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877512	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877512	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891570	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Document Uploaded. ; Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891570	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891570	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891570	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900285	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE3653	Credit	Missing letter of explanation	Missing Letter of explanation for Borrower X current Employer per paystub is XXX and VOE Reflects XXX	I don’t see an LOE in the file. However, I believe we thought the businesses were associated because they have the same address: XXX	11/18/2024	BX's Current Paystub and VVOE are the same employment she just started as verified on the documents. Guidelines met.; Document Uploaded.	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900285	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900285	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884944	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884944	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884944	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884870	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884870	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884870	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900302	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing Missing PUD Rider.	The PUD Rider is Present or is Not Applicable (Property Type is Single Family Detached); Document Uploaded.	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900302	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900302	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900332	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX, the guidelines require a Residential Equity Loan Police Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy(MRELP)			Title Document is fully Present; Document Uploaded.	11/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900332	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900332	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900332	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877225	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877225	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877225	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891891	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891891	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891891	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884863	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884863	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884863	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884857	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884857	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884857	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884853	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884853	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884853	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891609	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Downgraded	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891609	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891609	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891848	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Property is located in XXX. Missing A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy
(MRELP)	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891848	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891848	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877508	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/08/2024	Acknowledged	FCRE3638	Credit	Leasehold Agreement Missing	Title shows ground rents, please provide a copy of the leasehold agreement to verify per guidelines lease expires a minimum of X year past the note maturity date and to provide monthly or yearly rent amount. Leasehold Agreement Missing			Exception is non-material and graded as level X/B.	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1877508	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1877508	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1877508	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1884910	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and appraisal requirements met, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884910	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884910	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891798	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891798	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891798	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891751	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891751	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891751	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895858	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Miss VOE within XX days of note date.	Additional documentation provided.	11/06/2024	Received Xrd Party Verification of Employment. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895858	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895858	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891806	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891806	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891806	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900303	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Please provide pages X, XX, XX of the XXX Home Equity Security Instrument Deed of Trust.	The Deed of Trust is Present and Complete; Document Uploaded.	11/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900303	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900303	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891715	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891715	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891715	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877332	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877332	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877332	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900377	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900377	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900377	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877267	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891893	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891893	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891893	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884877	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884877	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884877	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891612	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891612	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891612	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891849	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891849	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891849	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877297	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877297	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877297	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900378	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). Refund in the amount of $X.XX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XX% tolerance violation in the total amount of $X.XX is due to an increase in title and recording fees from $XXX.XX on the initial LE to $XXX.XX on the final CD. A valid COC was not provided in the loan file.	Cure package provided prior to initial review, exception resolved.; Cure package provided prior to initial review, exception resolved.; Document Uploaded.	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900378	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900378	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The title property search is in file but missing page X of X			Document Uploaded. ; Title Document is fully Present	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).			Property Inspection Provided.; Document Uploaded.	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891757	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900304	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Errors & Omissions certificate evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy.	Title Document is fully Present; Document Uploaded.	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor
 Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor Comp Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900304	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor
 Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900304	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor
 Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900329	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost estimate of $XXX,XXX exceeds dwelling coverage amount of $XXX,XXX.	Documentation provided reflecting the hazard insurance for the subject property includes Replacement Cost Coverage.; Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900329	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present A Residential Equity Loan Policy Certificate required by guidelines is missing.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900329	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900329	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900379	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date ofXX/XX/XXXX. The AVM in file was dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in file. Please provide a post disaster inspection confirming the subject did not sustain any damage.			Property Inspection Provided.; Document Uploaded.	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900379	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900379	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure required. Refund in the amount of $XX.XX; cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The recording fee increased from $XXX to $XXX on final CD dated XX/XX/XXXX.			PCCD and cure package provided to borrower prior to review; exception resovled; PCCD and cure package provided to borrower prior to review; exception resovled; Document Uploaded.	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900306	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884869	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884869	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884869	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900380	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900380	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900380	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.	Informational Only	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900380	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891703	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to the property located in the state of XXX the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP).	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891703	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891703	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900330	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to an A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900330	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900330	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900305	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900305	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA XXX required: Refund in the amount of $XXX.XX; cure package requires a PCCD with LOE, copy of refund and proof of delivery or valid COC. The discount points and transfer taxes increased on Final CD dated XX/XX/XXXX without valid COC. This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900305	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900305	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891761	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891761	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891761	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891761	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891571	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891571	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891571	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877347	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877347	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877347	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900278	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing There is no id for the borrower. Please upload Patriot ACT or ID for the borrower	Borrower X Citizenship Documentation Provided or Not Required; Document Uploaded.	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900278	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900278	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900278	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900256	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Please provide proof of current HOA fees			HOA Questionnaire Provided; Document Uploaded.	11/11/2024	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900256	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Please Provide updated payment and mortgage information.			Housing History Meets Guideline Requirements; Document Uploaded.	11/11/2024	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900256	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per guidelines please provide an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
														for which there is an Errors & Omissions Liability Policy.			Document Uploaded. ; Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900256	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.			Property Inspection Provided.; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900256	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891890	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891890	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891890	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900284	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900284	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb cure required. Cure of $XX.XX required. The settlement fee increased from $XXX.XX on Initial LE issued XX/XX/XXXX to $XXX.XX on Final CD issued XX/XX/XXXX. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900284	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900284	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884912	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXXXXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884912	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXXXXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884912	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXXXXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884951	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884951	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884951	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891610	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to increase from $XX to $XXX for the Recording Fee.	Cure package provided prior to DD review, exception resolved.; Cure package provided prior to DD review, exception resolved.; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891610	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase from $XXX to $XXX for the Transfer Taxes.	Cure package provided prior to DD review, exception resolved.; Cure package provided prior to DD review, exception resolved.; Document Uploaded.	10/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891610	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891610	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900214	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A.			HPML Compliant	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900214	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900214	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891760	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX is part of the XXX program. Disaster declared on XX/XX/XX. After Property report	Property Inspection Provided.; Document Uploaded.	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891760	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891760	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891572	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert	Property Tax Cert Provided; Document Uploaded.	10/25/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891572	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891572	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877271	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877271	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877271	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900283	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900283	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900283	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Downgraded	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% .

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% .

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891892	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% .

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895855	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per Guidelines, the mortgage payment history must reflect XXX and it must be verified utilizing SSE for all mortgages regardless if they are the subject mortgage or other REO when serviced by XXX. Please provide the mortgage payment history for the previous XX months utilizing SSE for the existing Xst lien mortgage with XXX Loan Services.	Additional documentation provided.	11/06/2024	Housing History Meets Guideline Requirements; Received Servicing Mortgage History verifying XX months history; Exception resolved.; Document Uploaded.	11/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895855	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1895855	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891611	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891611	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891611	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884948	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884948	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1884948	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877405	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877405	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877405	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900381	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900381	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900381	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900381	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891717	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX (XXX).			Property Inspection Provided.; Document Uploaded.	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891717	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891717	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891569	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891569	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891569	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900382	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900382	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900382	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891889	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891852	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891852	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891852	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900215	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900215	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900215	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891800	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891800	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891800	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891753	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891753	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891753	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891707	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891707	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891707	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891704	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891704	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891704	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900279	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender used property taxes $XXX.XX. Verified property taxes are $XXX.XX page XXX. By using higher verified property taxes DTI increased to XX.XX% that exceeds guidelines of XX% max	Per the CES Product Profile, when the first mortgage is with XXX, PITI is qualified using the Proposed Payment from the Xst Mortgage Lien Servicing Escrow Screen.	11/14/2024	Updated property taxes using the Servicing escrow screen, along with the verified last Tax disbursement on XX-X-XXXX of $X,XXXX.XX, totaling $XXX.XX per month. DTI meets guidelines.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded. ; Received Client response granting exception for DTI supported by compensating factors. Exception is non-material and graded as level X/B.	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900279	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900279	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891658	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891658	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891658	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877379	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877379	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1877379	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891606	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891606	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891606	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891803	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present per guidelines please provide , an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement
														for which there is an Errors & Omissions Liability Policy.			Document Uploaded. ; Title Document is fully Present	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891803	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891803	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900211	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900211	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900211	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900280	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required RCE $XXX,XXX while coverage is insufficient at only $XXX,XXX.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900280	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900280	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891755	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Due to property located in the state of XXX the guidelines requires a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP). Could not locate the MRELP in the loan file.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891755	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891755	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900213	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Please provide documentation for HOA fee of X.XX a month, There is a check for $XXX.XX date XX/XX/XX to XXX.	HOA Fees are $XXX annually = $XX.XX per month	11/13/2024	The copy of the front and back of the check provided, in the amount of $XXX to XXX XXX HOA on XX/XX/XXXX, is verification of the borrowers' HOA fees of $XX.XX per month.; Document Uploaded.	11/13/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900213	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900213	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900281	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI at XX.XXX% as shown on XXXX, however no lender approval with supporting reasons for exception can be found in loan file.	Please see attached CES Product Profile. Effective X/XX/XX the maximum DTI was increased to XX%.	11/11/2024	Updated guidelines to the provided "Consumer Direct Lending Stand-Alone Closed-End Second (CES) Product Profile XX.XX.XX". DTI of XX.XX% meets the updated maximum DTI of XX%.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded.	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900281	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900281	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900281	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900383	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900383	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900383	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891705	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891705	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891705	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900384	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX has been declared for XXX on XX/X/XXXX through XX/X/XXXX and the post disaster inspection is missing.	Property Inspection Provided.; Document Uploaded.	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900384	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900384	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900212	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900212	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900212	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891565	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891565	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891565	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891853	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891853	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891853	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891853	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891804	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Subject property is located in the state of XXX and per the guidelines requires a Master Residential Equity Loan Policy which is missing from the file.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891804	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891804	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900282	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900282	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900282	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891756	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891756	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/21/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891756	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891756	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Audit calculated DTI OF XX.XX% exceeds maximum Lender Guidelines DTI OF XX% BY X.XX%.No exception in file to clear this condition.	Please see attached CES Product Profile. Effective X/XX/XX the maximum DTI was increased to XX%.	11/11/2024	Updated guidelines to the provided "Consumer Direct Lending Stand-Alone Closed-End Second (CES) Product Profile XX.XX.XX". DTI of XX.XX% meets the updated maximum DTI of XX%. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document Uploaded. ; Received Client response granting exception for DTI supported by compensating factors. Exception is non-material and graded as level X/B.	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Previous Hazard Insurance is not in file.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded.	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	; Document Uploaded. ; Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Residential Equity Loan Policy Certificate evidencing coverage under a Master Residential Equity Loan Policy is missing.	Document Uploaded. ; Title Document is fully Present	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900216	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891750	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891750	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891750	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900385	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900385	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-2502	Compliance	XXX Home Loan Test	HPML Compliant This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900385	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900385	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900217	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900217	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900217	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900210	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900210	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900210	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900386	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Post FEMA disaster inspection is missing.	Property Inspection Provided.; Document Uploaded.	11/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900386	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900386	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900387	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900387	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900387	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900388	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA disaster declared on XX/XX/XXXX. The Property Condition Inspection report was completed on XX/XX/XXXX.	Property Inspection Provided.; Document Uploaded.	11/25/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900388	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900388	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891706	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891706	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1891706	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900249	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900389	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900389	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900389	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900224	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900224	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900224	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900390	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900390	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900390	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900390	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900240	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900240	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900240	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900233	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Audited DTI of XX.XX% and Lender approved DTI of XX.XX% exceed the maximum allowable DTI of XX.XX%. Per most recent year Schedule E included with tax return in the loan file, the Borrower also receives a monthly rental income of $X,XXX.XX from their rental property located at XXX, however, the Lender did not use any rental income to qualify.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Revised guidelines dated prior to Note date provided which permitted DTI to XX%. Condition cleared.; Document Uploaded.	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900233	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered The Borrower was qualified with $XX,XXX.XX monthly income, which included base salary of $XX,XXX.XX plus commission of $X,XXX.XX. The most recent paystub for pay period ending XX/XX/XXXX, indicates the base YTD earnings of $XXX,XXX.XX, which calculates to $XX,XXX.XX monthly and is less than $XX,XXX.XX the Lender used to qualify. The loan file does contain any explanation as why the Borrower’s YTD earnings do not support the current rate of pay.	ATR: Reasonable Income or Assets Was Considered	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900233	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase of the Lenders Title Insurance from $X to $XX and increase of the Title Sales Tax from $X to $XX.XX on the CD dated XX/XX/XXXX without valid COC.	Received PCCD dated XX/XX/XXXX with notes of PB Reduction and LOE for testing. Exception cured; Received PCCD dated XX/XX/XXXX with notes of PB Reduction and LOE for testing. Exception cured; Document Uploaded.	11/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900233	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per Guidelines, the mortgage payment history must reflect XXX and it must be verified utilizing SSE for all mortgages regardless if they are the subject mortgage or other REO when serviced by XXX. Please provide the mortgage payment history for the previous XX months utilizing SSE for the existing Xst lien mortgage with XXX Loan Services.	Housing History Meets Guideline Requirements; Document Uploaded.	11/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900233	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1900391	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1900391	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1900391	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Open	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	C	C	C	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1900254	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900254	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings after review and analysis of loan. Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900254	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900392	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900392	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900392	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900393	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900393	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900393	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900251	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900251	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900251	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900235	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900235	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900235	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900235	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900255	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900394	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900394	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900394	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900395	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1900395	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1900395	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1900395	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Open	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	C	C	C	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
1900396	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900396	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900396	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900239	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900253	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900237	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900237	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900237	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900397	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900397	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-2502	Compliance	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

														While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900397	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900397	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900252	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900252	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900252	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900398	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per the guidelines, title requirements for a property located in XXX are an Owner’s & Encumbrance Report, QuickEQ Report, or Home Equity Property Report verifying the senior lien, and no other liens or encumbrances exist; and a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required. Also, a Full XXX title policy may be obtained in lieu of a RELP certificate The file contains a Warranty transaction certificate and a Townsgate Property Report, however a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP), or a Full XXX title policy is missing from the file. This required title document must be provided.	Title Document is fully Present; Document Uploaded.	11/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900398	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900398	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900399	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; Document Uploaded.	11/25/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900399	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A.	HPML Compliant	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900399	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900238	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900238	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900238	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900250	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900234	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900234	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900234	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900357	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Mortgage is missing all the pages. only provided pages X-X and page X. Missing pages X and X	The Deed of Trust is Present and Complete; Document Uploaded.	11/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900357	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan Xnd Lien. Downgraded.	HPML Compliant	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900357	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900341	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900341	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900341	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900400	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a Disaster Area (XXX / XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and an end date of XX/XX/XXXX. The Property Condition Report in the loan file was dated XX/XX/XXXX, which was prior to the incident end date of XX/XX/XXXX. Provide a post-disaster property inspection verifying there was no damage.	Property Inspection Provided.; Document Uploaded.	11/25/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900400	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900400	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900348	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing . Title search not provided in file.	Title Document is fully Present; Document Uploaded.	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900348	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900348	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900401	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900401	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900401	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900402	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
1900402	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
1900402	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
1900402	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Counter	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Guidelines require that the Master Residential Equity Loan Policy certification or equivalent document be in the file and that was not found, please provide.	Lender provided initial title search but MRELP certificate is missing. Condition remains.; Document Uploaded.	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
1900325	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900325	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900325	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900403	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900403	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900403	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900404	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900404	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900404	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900222	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900222	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900222	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900405	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXXXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900405	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXXXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900405	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXXXXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900346	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900346	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900346	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900221	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900345	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Xnd Lien.	HPML Compliant	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900345	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900345	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900406	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900406	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900406	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900406	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900459	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900459	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900459	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900459	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900343	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/08/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900343	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900343	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900407	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900407	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900407	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900408	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900408	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900408	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900223	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900347	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900347	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900347	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900358	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900358	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900358	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900342	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900342	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900342	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900409	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property is located in FEMA Declared Disaster Area with no subsequent property inspection. FEMA declared XXX in a disaster area from XXX on XX/XX/XX with an incident start date of XX/X/XX and ending XX/X/XX. AVM with Property condition report in the file dated X/XX/XX & X/XX/XX which was prior to the incident date and no post disaster inspection was in the file. Please provide a post disaster inspection confirming the subject did not sustain any damage.	Property Inspection Provided.; Document Uploaded.	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900409	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900409	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900410	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900410	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900410	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900410	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900359	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien. Downgraded	HPML Compliant	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900359	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900359	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900344	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900344	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900344	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900411	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900411	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900411	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900318	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900318	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900318	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900294	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900294	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900294	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900412	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900412	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900412	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900412	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900301	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900301	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900301	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900413	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900413	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-2978	Compliance	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900413	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900413	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900414	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900414	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900414	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900415	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900415	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900415	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900277	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900277	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900277	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900416	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900416	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900416	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900417	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900417	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900417	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900418	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900418	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900418	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900322	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien. Downgraded.	HPML Compliant	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900322	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900322	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900298	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900298	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900298	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900298	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900419	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900419	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900419	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900420	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900420	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900420	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900323	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900323	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900323	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900297	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900297	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900297	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900421	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900421	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900421	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900324	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900324	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900324	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900324	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900422	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900422	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900422	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900423	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900423	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900423	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900423	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900424	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900424	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900424	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900425	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900425	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900425	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900426	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900426	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900426	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900426	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900427	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900427	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900427	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900428	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900428	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900428	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900429	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Acknowledged	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing. Per Guidelines must be reviewed by XXX and must not receive an "unavailable", "guide ineligible" or "incomplete certification" status designation. Must be Fannie Mae warrantable.	Exception is non-material and graded as level X/B.	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1900429	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1900429	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1900300	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900300	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900300	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900430	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900430	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900430	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900431	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900431	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900431	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900320	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900320	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900320	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900432	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900432	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900432	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900296	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900296	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900296	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900433	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Xnd Lien. Downgraded.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900433	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Xnd Lien. Downgraded.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900433	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900433	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900434	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900434	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900434	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900435	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900435	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900435	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900321	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900321	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900321	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900299	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
														While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900299	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML Compliant	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900299	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900299	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900436	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/16/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.			Property Inspection Provided.; Document Uploaded.	11/25/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900436	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900436	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900319	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900319	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900319	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900437	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A	HPML Compliant	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900437	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900437	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900295	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900295	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900295	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900438	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900438	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900438	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900275	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900275	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900275	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900439	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900439	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900439	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900440	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900440	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900440	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900209	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900209	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900209	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900441	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900441	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900441	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900442	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900442	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/17/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900442	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900442	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900443	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
1900443	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
1900443	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Counter	FCRE1146	Credit	Title Document is Partially Present	Due to the property being located in XXX, the guidelines require a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP). Title Document is incomplete or only partially present	Document Uploaded. Lender provided initial title search but MRELP certificate is missing. Condition remains.; MRELP provided was blank; no reference to subject loan, subject property or borrower. Condition remains.; Document Uploaded. Lender provided initial title search but MRELP certificate is missing. Condition remains.	11/20/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
1900444	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900444	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900444	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900276	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900276	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900276	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900445	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900445	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900445	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900446	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900446	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900446	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900447	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/06/2024	Acknowledged	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Received Client and Seller response requesting an exception supported by the following compensating factors: XX.XX% DTI, XX% CLTV, XXX FICO, X years on job. Exception downgraded to a level X/B.	11/14/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900447	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900447	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900447	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900274	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900274	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/07/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900274	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900274	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900272	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900272	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900272	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900448	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900448	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900448	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900271	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900271	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900271	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900449	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	11/18/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900449	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900449	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900450	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Acknowledged	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Received Client and Seller response requesting an exception supported by the following compensating factors: XX.X% DTI, XX% CLTV, XXX FICO, X years on job. Exception downgraded to a level X/B.	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900450	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900450	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1900451	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900451	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900451	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900273	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900273	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900273	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900270	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900270	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900270	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900452	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A	HPML Compliant	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900452	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900452	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900453	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900453	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900453	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900454	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900454	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900454	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900455	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900455	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900455	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900456	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900456	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900456	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900457	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900457	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900457	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900458	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900458	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1900458	2	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A